UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2009

Item 1. Reports to Stockholders

Fidelity®
130/30 Large Cap
Fund

Semiannual Report

May 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	2.20%
Actual		$ 1,000.00	$ 900.70	$ 10.43
Hypothetical A		$ 1,000.00	$ 1,013.96	$ 11.05
Class T	2.46%
Actual		$ 1,000.00	$ 898.00	$ 11.64
Hypothetical A		$ 1,000.00	$ 1,012.67	$ 12.34
Class B	2.96%
Actual		$ 1,000.00	$ 896.10	$ 13.99
Hypothetical A		$ 1,000.00	$ 1,010.17	$ 14.83
Class C	2.96%
Actual		$ 1,000.00	$ 896.10	$ 13.99
Hypothetical A		$ 1,000.00	$ 1,010.17	$ 14.83
130/30 Large Cap	1.96%
Actual		$ 1,000.00	$ 900.50	$ 9.29
Hypothetical A		$ 1,000.00	$ 1,015.16	$ 9.85
Institutional Class	1.95%
Actual		$ 1,000.00	$ 900.50	$ 9.24
Hypothetical A		$ 1,000.00	$ 1,015.21	$ 9.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	4.2	3.9
JPMorgan Chase & Co.	4.1	3.4
ConocoPhillips	3.9	4.0
Hewlett-Packard Co.	3.8	0.0
Johnson & Johnson	3.7	2.4
The Travelers Companies, Inc.	3.3	0.4
Marathon Oil Corp.	3.2	0.0
Altria Group, Inc.	3.1	3.0
Western Digital Corp.	3.1	1.1
Exxon Mobil Corp.	2.7	1.4
	35.1
Top Ten Short Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Post Properties, Inc.	(0.9)	(0.0)
FormFactor, Inc.	(0.9)	(0.5)
Teradyne, Inc.	(0.9)	(0.0)
tw telecom, inc.	(0.9)	(0.0)
Christopher & Banks Corp.	(0.9)	(0.0)
Hess Corp.	(0.8)	(0.0)
Eclipsys Corp.	(0.8)	(0.0)
K-Swiss, Inc. Class A	(0.8)	(1.0)
Rubicon Technology, Inc.	(0.8)	(0.5)
Saks, Inc.	(0.8)	(0.5)
	(8.5)
Market Sectors as of May 31, 2009 (% of fund's net assets)
	Long	Short	Net
Information Technology	26.2	(8.2)	18.0
Financials	17.6	(2.5)	15.1
Health Care	16.4	(2.3)	14.1
Energy	14.1	(0.8)	13.3
Consumer Staples	12.3	(0.0)	12.3
Consumer Discretionary	15.7	(6.4)	9.3
Utilities	6.4	(1.3)	5.1
Telecommunication Services	5.4	(0.9)	4.5
Industrials	7.9	(4.6)	3.3
Materials	3.8	(1.3)	2.5
Market Sectors as of November 30, 2008 (% of fund's net assets)
	Long	Short	Net
Health Care	17.4	(2.9)	14.5
Energy	16.1	(1.9)	14.2
Consumer Staples	13.0	(0.0)	13.0
Financials	14.7	(1.7)	13.0
Industrials	15.0	(4.0)	11.0
Information Technology	20.0	(9.1)	10.9
Consumer Discretionary	14.5	(8.5)	6.0
Telecommunication Services	4.4	(0.7)	3.7
Utilities	5.6	(2.2)	3.4
Materials	4.7	(2.6)	2.1
Equity Exposure (% of fund's net assets)
As of May 31, 2009	As of November 30, 2008
Long equity positions* 127.2%	Long equity positions* 130.8%
Short equity positions (28.3)%	Short equity positions (33.6)%
Net equity positions 98.9%	Net equity positions 97.2%

* Long equity positions are adjusted to reflect the effect of future contracts.

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 125.8%
	Shares	Value
COMMON STOCKS - 125.8%
CONSUMER DISCRETIONARY - 15.7%
Hotels, Restaurants & Leisure - 3.4%
Ameristar Casinos, Inc.	20,000	$ 401,400
Brinker International, Inc.	25,000	447,500
Darden Restaurants, Inc.	25,000	904,250
Nathan's Famous, Inc. (a)	30,000	379,500
P.F. Chang's China Bistro, Inc. (a)	5,000	159,700
WMS Industries, Inc. (a)	6,900	244,743
Wyndham Worldwide Corp.	15,000	176,850
		2,713,943
Household Durables - 1.7%
Tempur-Pedic International, Inc.	65,000	716,950
Whirlpool Corp.	15,000	632,100
		1,349,050
Internet & Catalog Retail - 0.3%
Priceline.com, Inc. (a)	2,000	220,220
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	20,000	508,200
Media - 1.8%
Comcast Corp. Class A (special) (non-vtg.)	90,000	1,170,000
Time Warner Cable, Inc.	10,000	307,900
		1,477,900
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	5,000	212,950
AutoZone, Inc. (a)	3,000	456,450
Big 5 Sporting Goods Corp.	20,000	217,000
Home Depot, Inc.	20,000	463,200
Jos. A. Bank Clothiers, Inc. (a)	10,000	378,500
Sherwin-Williams Co.	8,000	422,400
Systemax, Inc. (a)	15,000	184,050
		2,334,550
Textiles, Apparel & Luxury Goods - 5.0%
Coach, Inc.	10,000	262,700
Fossil, Inc. (a)	20,000	447,600
G-III Apparel Group Ltd. (a)	40,300	269,607
Hanesbrands, Inc. (a)	35,000	591,500
Phillips-Van Heusen Corp.	19,400	571,718
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Polo Ralph Lauren Corp. Class A	25,000	$ 1,345,500
VF Corp.	10,000	568,200
		4,056,825
TOTAL CONSUMER DISCRETIONARY		12,660,688
CONSUMER STAPLES - 12.3%
Beverages - 1.4%
Coca-Cola Enterprises, Inc.	26,000	433,160
Constellation Brands, Inc. Class A (sub. vtg.) (a)	40,000	462,400
Molson Coors Brewing Co. Class B	6,000	263,940
		1,159,500
Food & Staples Retailing - 4.4%
CVS Caremark Corp.	15,000	447,000
Kroger Co.	45,000	1,026,000
The Pantry, Inc. (a)	30,000	597,600
Wal-Mart Stores, Inc.	30,000	1,492,200
		3,562,800
Food Products - 1.8%
Archer Daniels Midland Co.	22,000	605,440
Bunge Ltd.	5,000	316,350
TreeHouse Foods, Inc. (a)	13,200	352,836
Tyson Foods, Inc. Class A	15,000	199,800
		1,474,426
Household Products - 0.3%
Energizer Holdings, Inc. (a)	5,000	261,300
Personal Products - 0.4%
Nu Skin Enterprises, Inc. Class A	20,000	290,200
Tobacco - 4.0%
Altria Group, Inc.	146,700	2,507,103
Lorillard, Inc.	10,000	683,300
		3,190,403
TOTAL CONSUMER STAPLES		9,938,629
ENERGY - 14.1%
Energy Equipment & Services - 2.1%
Nabors Industries Ltd. (a)	15,000	268,200
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	30,000	$ 1,031,100
Transocean Ltd. (a)	5,000	397,400
		1,696,700
Oil, Gas & Consumable Fuels - 12.0%
ConocoPhillips	68,300	3,130,872
El Paso Corp.	45,000	438,750
Exxon Mobil Corp.	32,000	2,219,200
Holly Corp.	10,000	241,900
Marathon Oil Corp.	80,000	2,550,400
Sunoco, Inc.	17,500	532,525
Tesoro Corp.	35,000	592,900
		9,706,547
TOTAL ENERGY		11,403,247
FINANCIALS - 17.6%
Commercial Banks - 1.5%
Comerica, Inc.	4,000	86,720
Wells Fargo & Co.	43,000	1,096,500
		1,183,220
Consumer Finance - 0.5%
Capital One Financial Corp.	17,000	415,480
Diversified Financial Services - 5.4%
Bank of America Corp.	77,000	867,790
IntercontinentalExchange, Inc. (a)	2,000	215,580
JPMorgan Chase & Co.	90,000	3,321,000
		4,404,370
Insurance - 9.9%
ACE Ltd.	25,000	1,099,750
Aspen Insurance Holdings Ltd.	2,600	60,034
Berkshire Hathaway, Inc. Class B (a)	710	2,110,120
Endurance Specialty Holdings Ltd.	20,000	549,400
Platinum Underwriters Holdings Ltd.	8,000	230,640
RenaissanceRe Holdings Ltd.	15,000	686,550
The Travelers Companies, Inc.	65,000	2,642,900
Unum Group	35,000	598,850
		7,978,244
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.3%
ProLogis Trust	28,000	$ 237,720
TOTAL FINANCIALS		14,219,034
HEALTH CARE - 16.4%
Health Care Equipment & Supplies - 2.2%
Cooper Companies, Inc.	20,000	530,200
Covidien Ltd.	8,000	285,760
Edwards Lifesciences Corp. (a)	3,000	191,520
Hospira, Inc. (a)	13,000	448,500
Inverness Medical Innovations, Inc. (a)	10,000	325,300
		1,781,280
Health Care Providers & Services - 3.0%
AMERIGROUP Corp. (a)	20,000	577,200
AmerisourceBergen Corp.	29,000	1,075,900
Community Health Systems, Inc. (a)	10,000	263,900
Health Management Associates, Inc. Class A (a)	25,000	145,250
Humana, Inc. (a)	10,000	313,300
		2,375,550
Life Sciences Tools & Services - 0.2%
Millipore Corp. (a)	3,000	188,670
Pharmaceuticals - 11.0%
AstraZeneca PLC sponsored ADR	25,000	1,043,000
Johnson & Johnson	54,000	2,978,640
Mylan, Inc. (a)	20,000	264,200
Pfizer, Inc.	225,000	3,417,750
Sanofi-Aventis sponsored ADR	15,000	475,350
Schering-Plough Corp.	10,000	244,000
Watson Pharmaceuticals, Inc. (a)	16,000	484,000
		8,906,940
TOTAL HEALTH CARE		13,252,440
INDUSTRIALS - 7.9%
Aerospace & Defense - 3.9%
BAE Systems PLC	139,600	777,558
Goodrich Corp.	10,000	485,400
Lockheed Martin Corp.	5,000	418,150
United Technologies Corp.	28,000	1,473,080
		3,154,188
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.3%
Allegiant Travel Co. (a)	5,000	$ 201,700
Electrical Equipment - 1.5%
A.O. Smith Corp.	20,000	599,800
Cooper Industries Ltd. Class A	10,000	328,200
Thomas & Betts Corp. (a)	10,000	306,800
		1,234,800
Industrial Conglomerates - 1.2%
Tyco International Ltd.	34,600	955,306
Machinery - 1.0%
Navistar International Corp. (a)	21,000	836,010
TOTAL INDUSTRIALS		6,382,004
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 5.8%
Cisco Systems, Inc. (a)	110,000	2,035,000
Tekelec (a)	50,000	816,500
Tellabs, Inc. (a)	260,000	1,443,000
ViaSat, Inc. (a)	15,000	376,200
		4,670,700
Computers & Peripherals - 9.7%
Apple, Inc. (a)	5,000	679,050
Hewlett-Packard Co.	88,600	3,043,410
International Business Machines Corp.	15,000	1,594,200
Western Digital Corp. (a)	100,000	2,485,000
		7,801,660
IT Services - 4.4%
Accenture Ltd. Class A	5,000	149,650
Affiliated Computer Services, Inc. Class A (a)	26,000	1,168,440
Computer Sciences Corp. (a)	15,000	636,900
Fidelity National Information Services, Inc.	55,000	1,059,300
SAIC, Inc. (a)	20,000	349,400
Visa, Inc.	3,000	203,130
		3,566,820
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	25,000	393,000
Skyworks Solutions, Inc. (a)	60,000	571,800
		964,800
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 5.1%
Microsoft Corp.	70,000	$ 1,462,300
Quest Software, Inc. (a)	20,000	258,400
Sybase, Inc. (a)	60,000	1,951,800
Synopsys, Inc. (a)	25,000	487,000
		4,159,500
TOTAL INFORMATION TECHNOLOGY		21,163,480
MATERIALS - 3.8%
Chemicals - 1.3%
Lubrizol Corp.	5,000	223,350
Terra Industries, Inc.	20,000	555,800
Valspar Corp.	10,000	228,500
		1,007,650
Containers & Packaging - 1.3%
Pactiv Corp. (a)	12,000	268,800
Rock-Tenn Co. Class A	20,000	767,600
		1,036,400
Metals & Mining - 1.2%
Newmont Mining Corp.	20,000	977,400
TOTAL MATERIALS		3,021,450
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 5.4%
AT&T, Inc.	30,000	743,700
CenturyTel, Inc.	21,000	647,850
Embarq Corp.	35,000	1,470,700
Qwest Communications International, Inc.	200,000	872,000
Verizon Communications, Inc.	22,100	646,646
		4,380,896
UTILITIES - 6.4%
Independent Power Producers & Energy Traders - 2.1%
NRG Energy, Inc. (a)	74,200	1,669,500
Multi-Utilities - 4.3%
CMS Energy Corp.	87,000	986,580
PG&E Corp.	50,000	1,835,500
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	10,000	$ 456,800
Wisconsin Energy Corp.	5,000	197,300
		3,476,180
TOTAL UTILITIES		5,145,680
TOTAL COMMON STOCKS (Cost $102,141,184)		101,567,548
TOTAL LONG STOCK POSITIONS - 125.8% (Cost $102,141,184)		101,567,548
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.18% 6/24/09 to 7/23/09 (b) (Cost $229,959)	$ 230,000	229,970
TOTAL INVESTMENT PORTFOLIO - 126.1% (Cost $102,371,143)	101,797,518
TOTAL SECURITIES SOLD SHORT - (28.3)% (Proceeds $19,259,690)	(22,862,606)
NET OTHER ASSETS - 2.2%	1,772,049
NET ASSETS - 100%	$ 80,706,961
SHORT STOCK POSITIONS - (28.3)%
	Shares
COMMON STOCKS - (28.3)%
CONSUMER DISCRETIONARY - (6.4)%
Auto Components - (0.6)%
Amerigon, Inc.	(110,000)	(488,400)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - (0.8)%
Morgans Hotel Group Co.	(150,000)	$ (603,000)
Media - (0.7)%
Live Nation, Inc.	(100,000)	(572,000)
Multiline Retail - (0.8)%
Saks, Inc.	(170,000)	(649,400)
Specialty Retail - (1.9)%
Christopher & Banks Corp.	(135,000)	(699,300)
Coldwater Creek, Inc.	(150,000)	(570,000)
Zumiez, Inc.	(30,000)	(267,600)
		(1,536,900)
Textiles, Apparel & Luxury Goods - (1.6)%
Crocs, Inc.	(100,000)	(291,000)
K-Swiss, Inc. Class A	(75,000)	(656,250)
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	(50,000)	(348,000)
		(1,295,250)
TOTAL CONSUMER DISCRETIONARY		(5,144,950)
ENERGY - (0.8)%
Oil, Gas & Consumable Fuels - (0.8)%
Hess Corp.	(10,000)	(665,900)
FINANCIALS - (2.5)%
Capital Markets - (0.7)%
Legg Mason, Inc.	(31,000)	(597,680)
Commercial Banks - (0.2)%
UCBH Holdings, Inc.	(75,000)	(116,250)
Diversified Financial Services - (0.2)%
CIT Group, Inc.	(50,000)	(191,500)
FINANCIALS - continued
Real Estate Investment Trusts - (0.9)%
Post Properties, Inc.	(50,000)	$ (761,500)
Real Estate Management & Development - (0.5)%
CB Richard Ellis Group, Inc. Class A	(50,000)	(365,000)
TOTAL FINANCIALS.		(2,031,930)
HEALTH CARE - (2.3)%
Biotechnology - (0.2)%
Arena Pharmaceuticals, Inc.	(50,000)	(184,500)
Health Care Equipment & Supplies - (0.5)%
Stryker Corp.	(10,000)	(384,400)
Health Care Technology - (1.6)%
Allscripts-Misys Healthcare Solutions, Inc.	(50,000)	(645,500)
Eclipsys Corp.	(45,000)	(663,750)
		(1,309,250)
TOTAL HEALTH CARE		(1,878,150)
INDUSTRIALS - (4.6)%
Commercial Services & Supplies - (0.9)%
Covanta Holding Corp.	(30,000)	(453,300)
Steelcase, Inc. Class A	(50,000)	(241,500)
		(694,800)
Industrial Conglomerates - (0.2)%
Textron, Inc.	(15,000)	(172,500)
Machinery - (2.2)%
Caterpillar, Inc.	(15,000)	(531,900)
Cummins, Inc.	(5,000)	(162,150)
INDUSTRIALS - continued
Machinery - continued
Kaydon Corp.	(15,000)	$ (516,000)
Terex Corp.	(40,000)	(536,800)
		(1,746,850)
Professional Services - (0.8)%
Corporate Executive Board Co.	(15,000)	(260,850)
Korn/Ferry International	(40,000)	(443,600)
		(704,450)
Trading Companies & Distributors - (0.5)%
Applied Industrial Technologies, Inc.	(20,000)	(415,400)
TOTAL INDUSTRIALS		(3,734,000)
INFORMATION TECHNOLOGY - (8.2)%
Electronic Equipment & Components - (1.7)%
FARO Technologies, Inc.	(25,000)	(385,750)
Itron, Inc.	(10,000)	(583,400)
L-1 Identity Solutions, Inc.	(50,000)	(433,500)
		(1,402,650)
Internet Software & Services - (0.8)%
Mercadolibre, Inc.	(29,900)	(647,036)
Semiconductors & Semiconductor Equipment - (4.6)%
Applied Materials, Inc.	(20,000)	(225,200)
Atheros Communications, Inc.	(25,000)	(419,000)
Brooks Automation, Inc.	(100,000)	(391,000)
FormFactor, Inc.	(40,000)	(726,000)
Integrated Device Technology, Inc.	(60,000)	(337,800)
Microchip Technology, Inc.	(10,000)	(215,700)
Rubicon Technology, Inc.	(71,000)	(652,490)
Teradyne, Inc.	(100,000)	(715,000)
		(3,682,190)
INFORMATION TECHNOLOGY - continued
Software - (1.1)%
DemandTec, Inc.	(30,000)	$ (277,500)
Ultimate Software Group, Inc.	(30,000)	(609,300)
		(886,800)
TOTAL INFORMATION TECHNOLOGY		(6,618,676)
MATERIALS - (1.3)%
Metals & Mining - (0.8)%
Century Aluminum Co.	(100,000)	(601,000)
Paper & Forest Products - (0.5)%
International Paper Co.	(30,000)	(431,100)
TOTAL MATERIALS		(1,032,100)
TELECOMMUNICATION SERVICES - (0.9)%
Diversified Telecommunication Services - (0.9)%
tw telecom, inc.	(60,000)	(711,600)
UTILITIES - (1.3)%
Electric Utilities - (1.3)%
Allete, Inc.	(15,000)	(396,300)
Pepco Holdings, Inc.	(50,000)	(649,000)
		(1,045,300)
TOTAL SHORT STOCK POSITIONS - (28.3)% (Proceeds $19,259,690)		$ (22,862,606)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
25 CME E-mini S&P 500 Index Contracts	June 2009	$ 1,147,625	$ 26,373
The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $229,970.
(c) Securities are pledged with broker as collateral for securities sold short.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,579
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 101,797,518	$ 100,789,990	$ 1,007,528	$ -
Other Financial Instruments*	$ (22,836,233)	$ (22,836,233)	$ -	$ -
* Other financial instruments include Futures Contracts and Short Positions.
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 26,373	$ -
Total Value of Derivatives	$ 26,373	$ -

(a) Reflects cumulative appreciation/depreciation on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At November 30, 2008, the fund had a capital loss carryforward of approximately $17,916,620 all of which will expire on November 30, 2016.

The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $10,978,994 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $102,371,143)		$ 101,797,518
Receivable for investments sold		5,876,736
Receivable for fund shares sold		141,692
Dividends receivable		308,233
Distributions receivable from Fidelity Central Funds		435
Receivable for daily variation on futures contracts		20,391
Prepaid expenses		725
Total assets		108,145,730

Liabilities
Payable to custodian bank	$ 538,394
Payable for investments purchased	3,704,314
Securities sold short at value (proceeds $19,259,690)	22,862,606
Dividend expense payable on securities sold short	16,890
Payable for fund shares redeemed	169,395
Accrued management fee	60,911
Distribution fees payable	3,622
Other affiliated payables	20,504
Other payables and accrued expenses	62,133
Total liabilities		27,438,769

Net Assets		$ 80,706,961
Net Assets consist of:
Paid in capital		$ 154,101,066
Undistributed net investment income		147,983
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(69,394,321)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,147,767)
Net Assets		$ 80,706,961

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,770,555 ÷ 1,009,612 shares)	$ 5.72

Maximum offering price per share (100/94.25 of $5.72)	$ 6.07
Class T: Net Asset Value and redemption price per share ($1,300,021 ÷ 227,487 shares)	$ 5.71

Maximum offering price per share (100/96.50 of $5.71)	$ 5.92
Class B: Net Asset Value and offering price per share ($722,744 ÷ 126,998 shares)A	$ 5.69

Class C: Net Asset Value and offering price per share ($1,353,295 ÷ 237,795 shares)A	$ 5.69

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($69,049,101 ÷ 12,058,160 shares)	$ 5.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,511,245 ÷ 438,583 shares)	$ 5.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 1,380,217
Interest		835
Income from Fidelity Central Funds		12,579
Total income		1,393,631

Expenses
Management fee Basic fee	$ 419,716
Performance adjustment	(41,731)
Transfer agent fees	121,935
Distribution fees	23,728
Accounting fees and expenses	23,827
Custodian fees and expenses	25,773
Independent trustees´ compensation	396
Registration fees	97,970
Audit	33,515
Legal	5,285
Interest	113,846
Dividend expenses for securities sold short	202,822
Miscellaneous	910
Total expenses before reductions	1,027,992
Expense reductions	(59,277)	968,715
Net investment income (loss)		424,916
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(34,292,049)
Foreign currency transactions	11,828
Futures contracts	(140,331)
Securities Sold Short	(3,123,393)
Total net realized gain (loss)		(37,543,945)
Change in net unrealized appreciation (depreciation) on: Investment securities	25,556,226
Assets and liabilities in foreign currencies	(1,389)
Futures contracts	(252,807)
Total change in net unrealized appreciation (depreciation)		25,302,030
Net gain (loss)		(12,241,915)
Net increase (decrease) in net assets resulting from operations		$ (11,816,999)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	For the period March 31, 2008 (commencement of operations) to November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 424,916	$ 157,675
Net realized gain (loss)	(37,543,945)	(31,673,641)
Change in net unrealized appreciation (depreciation)	25,302,030	(29,449,797)
Net increase (decrease) in net assets resulting from operations	(11,816,999)	(60,965,763)
Distributions to shareholders from net investment income	(611,342)	-
Share transactions - net increase (decrease)	(23,329,358)	177,430,423
Total increase (decrease) in net assets	(35,757,699)	116,464,660

Net Assets
Beginning of period	116,464,660	-
End of period (including undistributed net investment income of $147,983 and undistributed net investment income of $334,409, respectively)	$ 80,706,961	$ 116,464,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Cash Flows

Six months ended May 31, 2009 (Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$ (11,816,999)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Changes in assets and liabilities related to operations:
Change in receivable for investments sold	710,518
Change in receivable for fund shares sold	(50,227)
Change in dividends receivable and distributions receivable from Fidelity Central Funds	219,977
Change in prepaid expenses	28,260
Change in receivable for daily variation on futures contracts	40,110
Change in receivable from investment advisor for expense reductions	19
Change in payable for investments purchased	(5,229,150)
Change in dividend expense payable on securities sold short	(20,060)
Change in payable for fund shares redeemed	73,787
Change in other payables and accrued expenses	(122,437)
Purchases of long term investments	(133,525,079)
Proceeds from sale of long term investments	176,680,391
Purchase of short term investments-net	11,206,091
Purchases of covers for securities sold short	(98,770,253)
Proceeds from securities sold short	71,993,022
Net realized loss on investments, foreign currency transactions and securities sold short	37,403,614
Change in unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	(25,554,837)
Net cash provided by operating activities	23,266,747

Cash flows from financing activities:
Proceeds from sales of shares	14,302,940
Distributions to shareholders net of reinvestments	(20,554)
Cost of shares redeemed	(38,223,086)
Change in accrued broker fees on securities borrowed	817
Net cash used in financing activities	(23,939,883)

Net decrease in cash and cash equivalents	(673,136)
Cash and foreign currency, beginning of period	134,742
Cash and foreign currency, end of period	$ (538,394)
(Cash paid during the period for interest $113,029)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	- J
Net realized and unrealized gain (loss)	(.65)	(3.62)
Total from investment operations	(.63)	(3.62)
Distributions from net investment income	(.03)	-
Net asset value, end of period	$ 5.72	$ 6.38
Total Return B,C,D	(9.93)%	(36.20)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.38% A	2.63% A
Expenses net of fee waivers, if any	2.20% A	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.73% A	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.55% A	1.55% A
Net investment income (loss)	.68% A	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,771	$ 7,648
Portfolio turnover rate G	305% A	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.01)
Net realized and unrealized gain (loss)	(.66)	(3.62)
Total from investment operations	(.65)	(3.63)
Distributions from net investment income	(.01)	-
Net asset value, end of period	$ 5.71	$ 6.37
Total Return B,C,D	(10.20)%	(36.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.64% A	2.96% A
Expenses net of fee waivers, if any	2.46% A	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.98% A	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.80% A	1.80% A
Net investment income (loss)	.43% A	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,300	$ 1,703
Portfolio turnover rate G	305% A	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	(.04)
Net realized and unrealized gain (loss)	(.66)	(3.61)
Total from investment operations	(.66)	(3.65)
Net asset value, end of period	$ 5.69	$ 6.35
Total Return B,C,D	(10.39)%	(36.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	3.14% A	3.45% A
Expenses net of fee waivers, if any	2.96% A	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.49% A	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.30% A	2.30% A
Net investment income (loss)	(.07)% A	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 723	$ 912
Portfolio turnover rate G	305% A	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	(.04)
Net realized and unrealized gain (loss)	(.66)	(3.61)
Total from investment operations	(.66)	(3.65)
Net asset value, end of period	$ 5.69	$ 6.35
Total Return B,C,D	(10.39)%	(36.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	3.15% A	3.43% A
Expenses net of fee waivers, if any	2.96% A	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.49% A	2.48% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.30% A	2.30% A
Net investment income (loss)	(.07)% A	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,353	$ 1,925
Portfolio turnover rate G	305% A	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - 130/30 Large Cap

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.02
Net realized and unrealized gain (loss)	(.66)	(3.62)
Total from investment operations	(.63)	(3.60)
Distributions from net investment income	(.04)	-
Net asset value, end of period	$ 5.73	$ 6.40
Total Return B,C	(9.95)%	(36.00)%
Ratios to Average Net Assets E,H
Expenses before reductions	2.07% A	2.32% A
Expenses net of fee waivers, if any	1.96% A	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.41% A	1.37% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.30% A	1.30% A
Net investment income (loss)	.93% A	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,049	$ 101,323
Portfolio turnover rate F	305% A	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.02
Net realized and unrealized gain (loss)	(.66)	(3.62)
Total from investment operations	(.63)	(3.60)
Distributions from net investment income	(.04)	-
Net asset value, end of period	$ 5.73	$ 6.40
Total Return B,C	(9.95)%	(36.00)%
Ratios to Average Net Assets E,H
Expenses before reductions	2.08% A	2.39% A
Expenses net of fee waivers, if any	1.95% A	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.43% A	1.44% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.30% A	1.30% A
Net investment income (loss)	.93% A	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,511	$ 2,954
Portfolio turnover rate F	305% A	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, 130/30 Large Cap, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions). Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,595,266
Unrealized depreciation	(11,217,733)
Net unrealized appreciation (depreciation)	$ (2,622,467)
Cost for federal income tax purposes	$ 104,419,985

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short positions. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

In pursuit of its investment objectives, the Fund is exposed to financial risks. These risks are further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value

Semiannual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (140,331)	$ (252,807)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (140,331)	$ (252,807)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(140,331) for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(252,807) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $133,525,079 and $176,680,391, respectively. Securities sold short and purchases to cover securities sold short aggregated $71,993,022 and $98,770,253.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, 130/30 Large Cap, as compared to an appropriate benchmark index. The Fund's performance period began on April 1, 2008 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in March 2009. For the period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 7,792	$ 2,519
Class T	.25%	.25%	3,726	1,172
Class B	.75%	.25%	4,037	3,610
Class C	.75%	.25%	8,173	5,792
			$ 23,728	$ 13,093

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,778
Class T	347
Class B*	1,910
Class C*	902
$ 5,937

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,238.33
Class T	2,413.32
Class B	1,312.33
Class C	2,671.33
130/30 Large Cap	101,818.24
Institutional Class	3,483.28
	$ 121,935

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,617 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $196 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, including commitment fees, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.55%	$ 5,618
Class T	1.80%	1,349
Class B	2.30%	740
Class C	2.30%	1,535
130/30 Large Cap	1.30%	46,093
Institutional Class	1.30%	1,634
		$ 56,969

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,228 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,080.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 33,461	$ -
Class T	2,858	-
130/30 Large Cap	559,488	-
Institutional Class	15,535	-
Total	$ 611,342	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008 A	Six months ended May 31, 2009	Year ended November 30, 2008 A
Class A
Shares sold	146,335	1,400,487	$ 854,392	$ 12,151,154
Reinvestment of distributions	5,125	-	32,085	-
Shares redeemed	(339,655)	(202,680)	(2,096,398)	(1,497,727)
Net increase (decrease)	(188,195)	1,197,807	$ (1,209,921)	$ 10,653,427

Semiannual Report

11. Share Transactions - continued

Transactions for each class of shares were as follows - continued

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008 A	Six months ended May 31, 2009	Year ended November 30, 2008 A
Class T
Shares sold	30,001	310,051	$ 173,796	$ 3,065,770
Reinvestment of distributions	444	-	2,782	-
Shares redeemed	(70,146)	(42,863)	(406,792)	(360,315)
Net increase (decrease)	(39,701)	267,188	$ (230,214)	$ 2,705,455
Class B
Shares sold	13,957	152,239	$ 78,877	$ 1,502,008
Shares redeemed	(30,601)	(8,597)	(177,832)	(69,840)
Net increase (decrease)	(16,644)	143,642	$ (98,955)	$ 1,432,168
Class C
Shares sold	32,310	358,920	$ 189,960	$ 3,533,321
Shares redeemed	(97,585)	(55,850)	(563,462)	(422,901)
Net increase (decrease)	(65,275)	303,070	$ (373,502)	$ 3,110,420
130/30 Large Cap
Shares sold	2,069,989	20,530,530	$ 12,327,045	$ 193,749,725
Reinvestment of distributions	86,343	-	540,509	-
Shares redeemed	(5,939,609)	(4,689,093)	(34,135,986)	(39,231,726)
Net increase (decrease)	(3,783,277)	15,841,437	$ (21,268,432)	$ 154,517,999
Institutional Class
Shares sold	115,832	601,490	$ 678,870	$ 6,019,515
Reinvestment of distributions	2,462	-	15,412	-
Shares redeemed	(141,579)	(139,622)	(842,616)	(1,008,561)
Net increase (decrease)	(23,285)	461,868	$ (148,334)	$ 5,010,954

A For the period March 31, 2008 (commencement of operations) to November 30, 2008.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
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111 South Westlake Blvd
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21701 Hawthorne Boulevard
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2001 North Main Street
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6326 Canoga Avenue
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Colorado

281 East Flatiron Circle
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1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
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799 Central Park Avenue
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North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
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Rhode Island

10 Memorial Boulevard
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Tennessee

3018 Peoples Street
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7628 West Farmington Blvd.
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2035 Mallory Lane
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Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

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Utah

279 West South Temple
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Virginia

1861 International Drive
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Washington

10500 NE 8th Street
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Seattle, WA

Washington, DC

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Washington, DC

Wisconsin

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Brookfield, WI

Semiannual Report

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Fidelity Investments
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Semiannual Report

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(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

130/30 Large Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Fidelity ® 130/30
Large Cap Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	2.20%
Actual		$ 1,000.00	$ 900.70	$ 10.43
Hypothetical A		$ 1,000.00	$ 1,013.96	$ 11.05
Class T	2.46%
Actual		$ 1,000.00	$ 898.00	$ 11.64
Hypothetical A		$ 1,000.00	$ 1,012.67	$ 12.34
Class B	2.96%
Actual		$ 1,000.00	$ 896.10	$ 13.99
Hypothetical A		$ 1,000.00	$ 1,010.17	$ 14.83
Class C	2.96%
Actual		$ 1,000.00	$ 896.10	$ 13.99
Hypothetical A		$ 1,000.00	$ 1,010.17	$ 14.83
130/30 Large Cap	1.96%
Actual		$ 1,000.00	$ 900.50	$ 9.29
Hypothetical A		$ 1,000.00	$ 1,015.16	$ 9.85
Institutional Class	1.95%
Actual		$ 1,000.00	$ 900.50	$ 9.24
Hypothetical A		$ 1,000.00	$ 1,015.21	$ 9.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	4.2	3.9
JPMorgan Chase & Co.	4.1	3.4
ConocoPhillips	3.9	4.0
Hewlett-Packard Co.	3.8	0.0
Johnson & Johnson	3.7	2.4
The Travelers Companies, Inc.	3.3	0.4
Marathon Oil Corp.	3.2	0.0
Altria Group, Inc.	3.1	3.0
Western Digital Corp.	3.1	1.1
Exxon Mobil Corp.	2.7	1.4
	35.1
Top Ten Short Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Post Properties, Inc.	(0.9)	(0.0)
FormFactor, Inc.	(0.9)	(0.5)
Teradyne, Inc.	(0.9)	(0.0)
tw telecom, inc.	(0.9)	(0.0)
Christopher & Banks Corp.	(0.9)	(0.0)
Hess Corp.	(0.8)	(0.0)
Eclipsys Corp.	(0.8)	(0.0)
K-Swiss, Inc. Class A	(0.8)	(1.0)
Rubicon Technology, Inc.	(0.8)	(0.5)
Saks, Inc.	(0.8)	(0.5)
	(8.5)
Market Sectors as of May 31, 2009 (% of fund's net assets)
	Long	Short	Net
Information Technology	26.2	(8.2)	18.0
Financials	17.6	(2.5)	15.1
Health Care	16.4	(2.3)	14.1
Energy	14.1	(0.8)	13.3
Consumer Staples	12.3	(0.0)	12.3
Consumer Discretionary	15.7	(6.4)	9.3
Utilities	6.4	(1.3)	5.1
Telecommunication Services	5.4	(0.9)	4.5
Industrials	7.9	(4.6)	3.3
Materials	3.8	(1.3)	2.5
Market Sectors as of November 30, 2008 (% of fund's net assets)
	Long	Short	Net
Health Care	17.4	(2.9)	14.5
Energy	16.1	(1.9)	14.2
Consumer Staples	13.0	(0.0)	13.0
Financials	14.7	(1.7)	13.0
Industrials	15.0	(4.0)	11.0
Information Technology	20.0	(9.1)	10.9
Consumer Discretionary	14.5	(8.5)	6.0
Telecommunication Services	4.4	(0.7)	3.7
Utilities	5.6	(2.2)	3.4
Materials	4.7	(2.6)	2.1
Equity Exposure (% of fund's net assets)
As of May 31, 2009	As of November 30, 2008
Long equity positions* 127.2%	Long equity positions* 130.8%
Short equity positions (28.3)%	Short equity positions (33.6)%
Net equity positions 98.9%	Net equity positions 97.2%

* Long equity positions are adjusted to reflect the effect of future contracts.

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 125.8%
	Shares	Value
COMMON STOCKS - 125.8%
CONSUMER DISCRETIONARY - 15.7%
Hotels, Restaurants & Leisure - 3.4%
Ameristar Casinos, Inc.	20,000	$ 401,400
Brinker International, Inc.	25,000	447,500
Darden Restaurants, Inc.	25,000	904,250
Nathan's Famous, Inc. (a)	30,000	379,500
P.F. Chang's China Bistro, Inc. (a)	5,000	159,700
WMS Industries, Inc. (a)	6,900	244,743
Wyndham Worldwide Corp.	15,000	176,850
		2,713,943
Household Durables - 1.7%
Tempur-Pedic International, Inc.	65,000	716,950
Whirlpool Corp.	15,000	632,100
		1,349,050
Internet & Catalog Retail - 0.3%
Priceline.com, Inc. (a)	2,000	220,220
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	20,000	508,200
Media - 1.8%
Comcast Corp. Class A (special) (non-vtg.)	90,000	1,170,000
Time Warner Cable, Inc.	10,000	307,900
		1,477,900
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	5,000	212,950
AutoZone, Inc. (a)	3,000	456,450
Big 5 Sporting Goods Corp.	20,000	217,000
Home Depot, Inc.	20,000	463,200
Jos. A. Bank Clothiers, Inc. (a)	10,000	378,500
Sherwin-Williams Co.	8,000	422,400
Systemax, Inc. (a)	15,000	184,050
		2,334,550
Textiles, Apparel & Luxury Goods - 5.0%
Coach, Inc.	10,000	262,700
Fossil, Inc. (a)	20,000	447,600
G-III Apparel Group Ltd. (a)	40,300	269,607
Hanesbrands, Inc. (a)	35,000	591,500
Phillips-Van Heusen Corp.	19,400	571,718
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Polo Ralph Lauren Corp. Class A	25,000	$ 1,345,500
VF Corp.	10,000	568,200
		4,056,825
TOTAL CONSUMER DISCRETIONARY		12,660,688
CONSUMER STAPLES - 12.3%
Beverages - 1.4%
Coca-Cola Enterprises, Inc.	26,000	433,160
Constellation Brands, Inc. Class A (sub. vtg.) (a)	40,000	462,400
Molson Coors Brewing Co. Class B	6,000	263,940
		1,159,500
Food & Staples Retailing - 4.4%
CVS Caremark Corp.	15,000	447,000
Kroger Co.	45,000	1,026,000
The Pantry, Inc. (a)	30,000	597,600
Wal-Mart Stores, Inc.	30,000	1,492,200
		3,562,800
Food Products - 1.8%
Archer Daniels Midland Co.	22,000	605,440
Bunge Ltd.	5,000	316,350
TreeHouse Foods, Inc. (a)	13,200	352,836
Tyson Foods, Inc. Class A	15,000	199,800
		1,474,426
Household Products - 0.3%
Energizer Holdings, Inc. (a)	5,000	261,300
Personal Products - 0.4%
Nu Skin Enterprises, Inc. Class A	20,000	290,200
Tobacco - 4.0%
Altria Group, Inc.	146,700	2,507,103
Lorillard, Inc.	10,000	683,300
		3,190,403
TOTAL CONSUMER STAPLES		9,938,629
ENERGY - 14.1%
Energy Equipment & Services - 2.1%
Nabors Industries Ltd. (a)	15,000	268,200
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	30,000	$ 1,031,100
Transocean Ltd. (a)	5,000	397,400
		1,696,700
Oil, Gas & Consumable Fuels - 12.0%
ConocoPhillips	68,300	3,130,872
El Paso Corp.	45,000	438,750
Exxon Mobil Corp.	32,000	2,219,200
Holly Corp.	10,000	241,900
Marathon Oil Corp.	80,000	2,550,400
Sunoco, Inc.	17,500	532,525
Tesoro Corp.	35,000	592,900
		9,706,547
TOTAL ENERGY		11,403,247
FINANCIALS - 17.6%
Commercial Banks - 1.5%
Comerica, Inc.	4,000	86,720
Wells Fargo & Co.	43,000	1,096,500
		1,183,220
Consumer Finance - 0.5%
Capital One Financial Corp.	17,000	415,480
Diversified Financial Services - 5.4%
Bank of America Corp.	77,000	867,790
IntercontinentalExchange, Inc. (a)	2,000	215,580
JPMorgan Chase & Co.	90,000	3,321,000
		4,404,370
Insurance - 9.9%
ACE Ltd.	25,000	1,099,750
Aspen Insurance Holdings Ltd.	2,600	60,034
Berkshire Hathaway, Inc. Class B (a)	710	2,110,120
Endurance Specialty Holdings Ltd.	20,000	549,400
Platinum Underwriters Holdings Ltd.	8,000	230,640
RenaissanceRe Holdings Ltd.	15,000	686,550
The Travelers Companies, Inc.	65,000	2,642,900
Unum Group	35,000	598,850
		7,978,244
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.3%
ProLogis Trust	28,000	$ 237,720
TOTAL FINANCIALS		14,219,034
HEALTH CARE - 16.4%
Health Care Equipment & Supplies - 2.2%
Cooper Companies, Inc.	20,000	530,200
Covidien Ltd.	8,000	285,760
Edwards Lifesciences Corp. (a)	3,000	191,520
Hospira, Inc. (a)	13,000	448,500
Inverness Medical Innovations, Inc. (a)	10,000	325,300
		1,781,280
Health Care Providers & Services - 3.0%
AMERIGROUP Corp. (a)	20,000	577,200
AmerisourceBergen Corp.	29,000	1,075,900
Community Health Systems, Inc. (a)	10,000	263,900
Health Management Associates, Inc. Class A (a)	25,000	145,250
Humana, Inc. (a)	10,000	313,300
		2,375,550
Life Sciences Tools & Services - 0.2%
Millipore Corp. (a)	3,000	188,670
Pharmaceuticals - 11.0%
AstraZeneca PLC sponsored ADR	25,000	1,043,000
Johnson & Johnson	54,000	2,978,640
Mylan, Inc. (a)	20,000	264,200
Pfizer, Inc.	225,000	3,417,750
Sanofi-Aventis sponsored ADR	15,000	475,350
Schering-Plough Corp.	10,000	244,000
Watson Pharmaceuticals, Inc. (a)	16,000	484,000
		8,906,940
TOTAL HEALTH CARE		13,252,440
INDUSTRIALS - 7.9%
Aerospace & Defense - 3.9%
BAE Systems PLC	139,600	777,558
Goodrich Corp.	10,000	485,400
Lockheed Martin Corp.	5,000	418,150
United Technologies Corp.	28,000	1,473,080
		3,154,188
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.3%
Allegiant Travel Co. (a)	5,000	$ 201,700
Electrical Equipment - 1.5%
A.O. Smith Corp.	20,000	599,800
Cooper Industries Ltd. Class A	10,000	328,200
Thomas & Betts Corp. (a)	10,000	306,800
		1,234,800
Industrial Conglomerates - 1.2%
Tyco International Ltd.	34,600	955,306
Machinery - 1.0%
Navistar International Corp. (a)	21,000	836,010
TOTAL INDUSTRIALS		6,382,004
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 5.8%
Cisco Systems, Inc. (a)	110,000	2,035,000
Tekelec (a)	50,000	816,500
Tellabs, Inc. (a)	260,000	1,443,000
ViaSat, Inc. (a)	15,000	376,200
		4,670,700
Computers & Peripherals - 9.7%
Apple, Inc. (a)	5,000	679,050
Hewlett-Packard Co.	88,600	3,043,410
International Business Machines Corp.	15,000	1,594,200
Western Digital Corp. (a)	100,000	2,485,000
		7,801,660
IT Services - 4.4%
Accenture Ltd. Class A	5,000	149,650
Affiliated Computer Services, Inc. Class A (a)	26,000	1,168,440
Computer Sciences Corp. (a)	15,000	636,900
Fidelity National Information Services, Inc.	55,000	1,059,300
SAIC, Inc. (a)	20,000	349,400
Visa, Inc.	3,000	203,130
		3,566,820
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	25,000	393,000
Skyworks Solutions, Inc. (a)	60,000	571,800
		964,800
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 5.1%
Microsoft Corp.	70,000	$ 1,462,300
Quest Software, Inc. (a)	20,000	258,400
Sybase, Inc. (a)	60,000	1,951,800
Synopsys, Inc. (a)	25,000	487,000
		4,159,500
TOTAL INFORMATION TECHNOLOGY		21,163,480
MATERIALS - 3.8%
Chemicals - 1.3%
Lubrizol Corp.	5,000	223,350
Terra Industries, Inc.	20,000	555,800
Valspar Corp.	10,000	228,500
		1,007,650
Containers & Packaging - 1.3%
Pactiv Corp. (a)	12,000	268,800
Rock-Tenn Co. Class A	20,000	767,600
		1,036,400
Metals & Mining - 1.2%
Newmont Mining Corp.	20,000	977,400
TOTAL MATERIALS		3,021,450
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 5.4%
AT&T, Inc.	30,000	743,700
CenturyTel, Inc.	21,000	647,850
Embarq Corp.	35,000	1,470,700
Qwest Communications International, Inc.	200,000	872,000
Verizon Communications, Inc.	22,100	646,646
		4,380,896
UTILITIES - 6.4%
Independent Power Producers & Energy Traders - 2.1%
NRG Energy, Inc. (a)	74,200	1,669,500
Multi-Utilities - 4.3%
CMS Energy Corp.	87,000	986,580
PG&E Corp.	50,000	1,835,500
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	10,000	$ 456,800
Wisconsin Energy Corp.	5,000	197,300
		3,476,180
TOTAL UTILITIES		5,145,680
TOTAL COMMON STOCKS (Cost $102,141,184)		101,567,548
TOTAL LONG STOCK POSITIONS - 125.8% (Cost $102,141,184)		101,567,548
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.18% 6/24/09 to 7/23/09 (b) (Cost $229,959)	$ 230,000	229,970
TOTAL INVESTMENT PORTFOLIO - 126.1% (Cost $102,371,143)	101,797,518
TOTAL SECURITIES SOLD SHORT - (28.3)% (Proceeds $19,259,690)	(22,862,606)
NET OTHER ASSETS - 2.2%	1,772,049
NET ASSETS - 100%	$ 80,706,961
SHORT STOCK POSITIONS - (28.3)%
	Shares
COMMON STOCKS - (28.3)%
CONSUMER DISCRETIONARY - (6.4)%
Auto Components - (0.6)%
Amerigon, Inc.	(110,000)	(488,400)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - (0.8)%
Morgans Hotel Group Co.	(150,000)	$ (603,000)
Media - (0.7)%
Live Nation, Inc.	(100,000)	(572,000)
Multiline Retail - (0.8)%
Saks, Inc.	(170,000)	(649,400)
Specialty Retail - (1.9)%
Christopher & Banks Corp.	(135,000)	(699,300)
Coldwater Creek, Inc.	(150,000)	(570,000)
Zumiez, Inc.	(30,000)	(267,600)
		(1,536,900)
Textiles, Apparel & Luxury Goods - (1.6)%
Crocs, Inc.	(100,000)	(291,000)
K-Swiss, Inc. Class A	(75,000)	(656,250)
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	(50,000)	(348,000)
		(1,295,250)
TOTAL CONSUMER DISCRETIONARY		(5,144,950)
ENERGY - (0.8)%
Oil, Gas & Consumable Fuels - (0.8)%
Hess Corp.	(10,000)	(665,900)
FINANCIALS - (2.5)%
Capital Markets - (0.7)%
Legg Mason, Inc.	(31,000)	(597,680)
Commercial Banks - (0.2)%
UCBH Holdings, Inc.	(75,000)	(116,250)
Diversified Financial Services - (0.2)%
CIT Group, Inc.	(50,000)	(191,500)
FINANCIALS - continued
Real Estate Investment Trusts - (0.9)%
Post Properties, Inc.	(50,000)	$ (761,500)
Real Estate Management & Development - (0.5)%
CB Richard Ellis Group, Inc. Class A	(50,000)	(365,000)
TOTAL FINANCIALS.		(2,031,930)
HEALTH CARE - (2.3)%
Biotechnology - (0.2)%
Arena Pharmaceuticals, Inc.	(50,000)	(184,500)
Health Care Equipment & Supplies - (0.5)%
Stryker Corp.	(10,000)	(384,400)
Health Care Technology - (1.6)%
Allscripts-Misys Healthcare Solutions, Inc.	(50,000)	(645,500)
Eclipsys Corp.	(45,000)	(663,750)
		(1,309,250)
TOTAL HEALTH CARE		(1,878,150)
INDUSTRIALS - (4.6)%
Commercial Services & Supplies - (0.9)%
Covanta Holding Corp.	(30,000)	(453,300)
Steelcase, Inc. Class A	(50,000)	(241,500)
		(694,800)
Industrial Conglomerates - (0.2)%
Textron, Inc.	(15,000)	(172,500)
Machinery - (2.2)%
Caterpillar, Inc.	(15,000)	(531,900)
Cummins, Inc.	(5,000)	(162,150)
INDUSTRIALS - continued
Machinery - continued
Kaydon Corp.	(15,000)	$ (516,000)
Terex Corp.	(40,000)	(536,800)
		(1,746,850)
Professional Services - (0.8)%
Corporate Executive Board Co.	(15,000)	(260,850)
Korn/Ferry International	(40,000)	(443,600)
		(704,450)
Trading Companies & Distributors - (0.5)%
Applied Industrial Technologies, Inc.	(20,000)	(415,400)
TOTAL INDUSTRIALS		(3,734,000)
INFORMATION TECHNOLOGY - (8.2)%
Electronic Equipment & Components - (1.7)%
FARO Technologies, Inc.	(25,000)	(385,750)
Itron, Inc.	(10,000)	(583,400)
L-1 Identity Solutions, Inc.	(50,000)	(433,500)
		(1,402,650)
Internet Software & Services - (0.8)%
Mercadolibre, Inc.	(29,900)	(647,036)
Semiconductors & Semiconductor Equipment - (4.6)%
Applied Materials, Inc.	(20,000)	(225,200)
Atheros Communications, Inc.	(25,000)	(419,000)
Brooks Automation, Inc.	(100,000)	(391,000)
FormFactor, Inc.	(40,000)	(726,000)
Integrated Device Technology, Inc.	(60,000)	(337,800)
Microchip Technology, Inc.	(10,000)	(215,700)
Rubicon Technology, Inc.	(71,000)	(652,490)
Teradyne, Inc.	(100,000)	(715,000)
		(3,682,190)
INFORMATION TECHNOLOGY - continued
Software - (1.1)%
DemandTec, Inc.	(30,000)	$ (277,500)
Ultimate Software Group, Inc.	(30,000)	(609,300)
		(886,800)
TOTAL INFORMATION TECHNOLOGY		(6,618,676)
MATERIALS - (1.3)%
Metals & Mining - (0.8)%
Century Aluminum Co.	(100,000)	(601,000)
Paper & Forest Products - (0.5)%
International Paper Co.	(30,000)	(431,100)
TOTAL MATERIALS		(1,032,100)
TELECOMMUNICATION SERVICES - (0.9)%
Diversified Telecommunication Services - (0.9)%
tw telecom, inc.	(60,000)	(711,600)
UTILITIES - (1.3)%
Electric Utilities - (1.3)%
Allete, Inc.	(15,000)	(396,300)
Pepco Holdings, Inc.	(50,000)	(649,000)
		(1,045,300)
TOTAL SHORT STOCK POSITIONS - (28.3)% (Proceeds $19,259,690)		$ (22,862,606)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
25 CME E-mini S&P 500 Index Contracts	June 2009	$ 1,147,625	$ 26,373
The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $229,970.
(c) Securities are pledged with broker as collateral for securities sold short.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,579
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 101,797,518	$ 100,789,990	$ 1,007,528	$ -
Other Financial Instruments*	$ (22,836,233)	$ (22,836,233)	$ -	$ -
* Other financial instruments include Futures Contracts and Short Positions.
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 26,373	$ -
Total Value of Derivatives	$ 26,373	$ -

(a) Reflects cumulative appreciation/depreciation on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At November 30, 2008, the fund had a capital loss carryforward of approximately $17,916,620 all of which will expire on November 30, 2016.

The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $10,978,994 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $102,371,143)		$ 101,797,518
Receivable for investments sold		5,876,736
Receivable for fund shares sold		141,692
Dividends receivable		308,233
Distributions receivable from Fidelity Central Funds		435
Receivable for daily variation on futures contracts		20,391
Prepaid expenses		725
Total assets		108,145,730

Liabilities
Payable to custodian bank	$ 538,394
Payable for investments purchased	3,704,314
Securities sold short at value (proceeds $19,259,690)	22,862,606
Dividend expense payable on securities sold short	16,890
Payable for fund shares redeemed	169,395
Accrued management fee	60,911
Distribution fees payable	3,622
Other affiliated payables	20,504
Other payables and accrued expenses	62,133
Total liabilities		27,438,769

Net Assets		$ 80,706,961
Net Assets consist of:
Paid in capital		$ 154,101,066
Undistributed net investment income		147,983
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(69,394,321)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,147,767)
Net Assets		$ 80,706,961

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,770,555 ÷ 1,009,612 shares)	$ 5.72

Maximum offering price per share (100/94.25 of $5.72)	$ 6.07
Class T: Net Asset Value and redemption price per share ($1,300,021 ÷ 227,487 shares)	$ 5.71

Maximum offering price per share (100/96.50 of $5.71)	$ 5.92
Class B: Net Asset Value and offering price per share ($722,744 ÷ 126,998 shares)A	$ 5.69

Class C: Net Asset Value and offering price per share ($1,353,295 ÷ 237,795 shares)A	$ 5.69

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($69,049,101 ÷ 12,058,160 shares)	$ 5.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,511,245 ÷ 438,583 shares)	$ 5.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 1,380,217
Interest		835
Income from Fidelity Central Funds		12,579
Total income		1,393,631

Expenses
Management fee Basic fee	$ 419,716
Performance adjustment	(41,731)
Transfer agent fees	121,935
Distribution fees	23,728
Accounting fees and expenses	23,827
Custodian fees and expenses	25,773
Independent trustees´ compensation	396
Registration fees	97,970
Audit	33,515
Legal	5,285
Interest	113,846
Dividend expenses for securities sold short	202,822
Miscellaneous	910
Total expenses before reductions	1,027,992
Expense reductions	(59,277)	968,715
Net investment income (loss)		424,916
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(34,292,049)
Foreign currency transactions	11,828
Futures contracts	(140,331)
Securities Sold Short	(3,123,393)
Total net realized gain (loss)		(37,543,945)
Change in net unrealized appreciation (depreciation) on: Investment securities	25,556,226
Assets and liabilities in foreign currencies	(1,389)
Futures contracts	(252,807)
Total change in net unrealized appreciation (depreciation)		25,302,030
Net gain (loss)		(12,241,915)
Net increase (decrease) in net assets resulting from operations		$ (11,816,999)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	For the period March 31, 2008 (commencement of operations) to November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 424,916	$ 157,675
Net realized gain (loss)	(37,543,945)	(31,673,641)
Change in net unrealized appreciation (depreciation)	25,302,030	(29,449,797)
Net increase (decrease) in net assets resulting from operations	(11,816,999)	(60,965,763)
Distributions to shareholders from net investment income	(611,342)	-
Share transactions - net increase (decrease)	(23,329,358)	177,430,423
Total increase (decrease) in net assets	(35,757,699)	116,464,660

Net Assets
Beginning of period	116,464,660	-
End of period (including undistributed net investment income of $147,983 and undistributed net investment income of $334,409, respectively)	$ 80,706,961	$ 116,464,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Cash Flows

Six months ended May 31, 2009 (Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$ (11,816,999)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Changes in assets and liabilities related to operations:
Change in receivable for investments sold	710,518
Change in receivable for fund shares sold	(50,227)
Change in dividends receivable and distributions receivable from Fidelity Central Funds	219,977
Change in prepaid expenses	28,260
Change in receivable for daily variation on futures contracts	40,110
Change in receivable from investment advisor for expense reductions	19
Change in payable for investments purchased	(5,229,150)
Change in dividend expense payable on securities sold short	(20,060)
Change in payable for fund shares redeemed	73,787
Change in other payables and accrued expenses	(122,437)
Purchases of long term investments	(133,525,079)
Proceeds from sale of long term investments	176,680,391
Purchase of short term investments-net	11,206,091
Purchases of covers for securities sold short	(98,770,253)
Proceeds from securities sold short	71,993,022
Net realized loss on investments, foreign currency transactions and securities sold short	37,403,614
Change in unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	(25,554,837)
Net cash provided by operating activities	23,266,747

Cash flows from financing activities:
Proceeds from sales of shares	14,302,940
Distributions to shareholders net of reinvestments	(20,554)
Cost of shares redeemed	(38,223,086)
Change in accrued broker fees on securities borrowed	817
Net cash used in financing activities	(23,939,883)

Net decrease in cash and cash equivalents	(673,136)
Cash and foreign currency, beginning of period	134,742
Cash and foreign currency, end of period	$ (538,394)
(Cash paid during the period for interest $113,029)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	- J
Net realized and unrealized gain (loss)	(.65)	(3.62)
Total from investment operations	(.63)	(3.62)
Distributions from net investment income	(.03)	-
Net asset value, end of period	$ 5.72	$ 6.38
Total Return B,C,D	(9.93)%	(36.20)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.38% A	2.63% A
Expenses net of fee waivers, if any	2.20% A	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.73% A	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.55% A	1.55% A
Net investment income (loss)	.68% A	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,771	$ 7,648
Portfolio turnover rate G	305% A	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.01)
Net realized and unrealized gain (loss)	(.66)	(3.62)
Total from investment operations	(.65)	(3.63)
Distributions from net investment income	(.01)	-
Net asset value, end of period	$ 5.71	$ 6.37
Total Return B,C,D	(10.20)%	(36.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.64% A	2.96% A
Expenses net of fee waivers, if any	2.46% A	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.98% A	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.80% A	1.80% A
Net investment income (loss)	.43% A	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,300	$ 1,703
Portfolio turnover rate G	305% A	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	(.04)
Net realized and unrealized gain (loss)	(.66)	(3.61)
Total from investment operations	(.66)	(3.65)
Net asset value, end of period	$ 5.69	$ 6.35
Total Return B,C,D	(10.39)%	(36.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	3.14% A	3.45% A
Expenses net of fee waivers, if any	2.96% A	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.49% A	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.30% A	2.30% A
Net investment income (loss)	(.07)% A	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 723	$ 912
Portfolio turnover rate G	305% A	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	(.04)
Net realized and unrealized gain (loss)	(.66)	(3.61)
Total from investment operations	(.66)	(3.65)
Net asset value, end of period	$ 5.69	$ 6.35
Total Return B,C,D	(10.39)%	(36.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	3.15% A	3.43% A
Expenses net of fee waivers, if any	2.96% A	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.49% A	2.48% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.30% A	2.30% A
Net investment income (loss)	(.07)% A	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,353	$ 1,925
Portfolio turnover rate G	305% A	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - 130/30 Large Cap

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.02
Net realized and unrealized gain (loss)	(.66)	(3.62)
Total from investment operations	(.63)	(3.60)
Distributions from net investment income	(.04)	-
Net asset value, end of period	$ 5.73	$ 6.40
Total Return B,C	(9.95)%	(36.00)%
Ratios to Average Net Assets E,H
Expenses before reductions	2.07% A	2.32% A
Expenses net of fee waivers, if any	1.96% A	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.41% A	1.37% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.30% A	1.30% A
Net investment income (loss)	.93% A	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,049	$ 101,323
Portfolio turnover rate F	305% A	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.02
Net realized and unrealized gain (loss)	(.66)	(3.62)
Total from investment operations	(.63)	(3.60)
Distributions from net investment income	(.04)	-
Net asset value, end of period	$ 5.73	$ 6.40
Total Return B,C	(9.95)%	(36.00)%
Ratios to Average Net Assets E,H
Expenses before reductions	2.08% A	2.39% A
Expenses net of fee waivers, if any	1.95% A	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.43% A	1.44% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.30% A	1.30% A
Net investment income (loss)	.93% A	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,511	$ 2,954
Portfolio turnover rate F	305% A	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, 130/30 Large Cap, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions). Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,595,266
Unrealized depreciation	(11,217,733)
Net unrealized appreciation (depreciation)	$ (2,622,467)
Cost for federal income tax purposes	$ 104,419,985

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short positions. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

In pursuit of its investment objectives, the Fund is exposed to financial risks. These risks are further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value

Semiannual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (140,331)	$ (252,807)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (140,331)	$ (252,807)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(140,331) for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(252,807) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $133,525,079 and $176,680,391, respectively. Securities sold short and purchases to cover securities sold short aggregated $71,993,022 and $98,770,253.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, 130/30 Large Cap, as compared to an appropriate benchmark index. The Fund's performance period began on April 1, 2008 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in March 2009. For the period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 7,792	$ 2,519
Class T	.25%	.25%	3,726	1,172
Class B	.75%	.25%	4,037	3,610
Class C	.75%	.25%	8,173	5,792
			$ 23,728	$ 13,093

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,778
Class T	347
Class B*	1,910
Class C*	902
$ 5,937

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,238.33
Class T	2,413.32
Class B	1,312.33
Class C	2,671.33
130/30 Large Cap	101,818.24
Institutional Class	3,483.28
	$ 121,935

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,617 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $196 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, including commitment fees, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.55%	$ 5,618
Class T	1.80%	1,349
Class B	2.30%	740
Class C	2.30%	1,535
130/30 Large Cap	1.30%	46,093
Institutional Class	1.30%	1,634
		$ 56,969

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,228 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,080.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 33,461	$ -
Class T	2,858	-
130/30 Large Cap	559,488	-
Institutional Class	15,535	-
Total	$ 611,342	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008 A	Six months ended May 31, 2009	Year ended November 30, 2008 A
Class A
Shares sold	146,335	1,400,487	$ 854,392	$ 12,151,154
Reinvestment of distributions	5,125	-	32,085	-
Shares redeemed	(339,655)	(202,680)	(2,096,398)	(1,497,727)
Net increase (decrease)	(188,195)	1,197,807	$ (1,209,921)	$ 10,653,427

Semiannual Report

11. Share Transactions - continued

Transactions for each class of shares were as follows - continued

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008 A	Six months ended May 31, 2009	Year ended November 30, 2008 A
Class T
Shares sold	30,001	310,051	$ 173,796	$ 3,065,770
Reinvestment of distributions	444	-	2,782	-
Shares redeemed	(70,146)	(42,863)	(406,792)	(360,315)
Net increase (decrease)	(39,701)	267,188	$ (230,214)	$ 2,705,455
Class B
Shares sold	13,957	152,239	$ 78,877	$ 1,502,008
Shares redeemed	(30,601)	(8,597)	(177,832)	(69,840)
Net increase (decrease)	(16,644)	143,642	$ (98,955)	$ 1,432,168
Class C
Shares sold	32,310	358,920	$ 189,960	$ 3,533,321
Shares redeemed	(97,585)	(55,850)	(563,462)	(422,901)
Net increase (decrease)	(65,275)	303,070	$ (373,502)	$ 3,110,420
130/30 Large Cap
Shares sold	2,069,989	20,530,530	$ 12,327,045	$ 193,749,725
Reinvestment of distributions	86,343	-	540,509	-
Shares redeemed	(5,939,609)	(4,689,093)	(34,135,986)	(39,231,726)
Net increase (decrease)	(3,783,277)	15,841,437	$ (21,268,432)	$ 154,517,999
Institutional Class
Shares sold	115,832	601,490	$ 678,870	$ 6,019,515
Reinvestment of distributions	2,462	-	15,412	-
Shares redeemed	(141,579)	(139,622)	(842,616)	(1,008,561)
Net increase (decrease)	(23,285)	461,868	$ (148,334)	$ 5,010,954

A For the period March 31, 2008 (commencement of operations) to November 30, 2008.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Ltd.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

AFLC-USAN-0709
1.859219.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

130/30 Large Cap

Fund - Institutional Class

Semiannual Report

May 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a
class of Fidelity® 130/30
Large Cap Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable .

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	2.20%
Actual		$ 1,000.00	$ 900.70	$ 10.43
Hypothetical A		$ 1,000.00	$ 1,013.96	$ 11.05
Class T	2.46%
Actual		$ 1,000.00	$ 898.00	$ 11.64
Hypothetical A		$ 1,000.00	$ 1,012.67	$ 12.34
Class B	2.96%
Actual		$ 1,000.00	$ 896.10	$ 13.99
Hypothetical A		$ 1,000.00	$ 1,010.17	$ 14.83
Class C	2.96%
Actual		$ 1,000.00	$ 896.10	$ 13.99
Hypothetical A		$ 1,000.00	$ 1,010.17	$ 14.83
130/30 Large Cap	1.96%
Actual		$ 1,000.00	$ 900.50	$ 9.29
Hypothetical A		$ 1,000.00	$ 1,015.16	$ 9.85
Institutional Class	1.95%
Actual		$ 1,000.00	$ 900.50	$ 9.24
Hypothetical A		$ 1,000.00	$ 1,015.21	$ 9.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	4.2	3.9
JPMorgan Chase & Co.	4.1	3.4
ConocoPhillips	3.9	4.0
Hewlett-Packard Co.	3.8	0.0
Johnson & Johnson	3.7	2.4
The Travelers Companies, Inc.	3.3	0.4
Marathon Oil Corp.	3.2	0.0
Altria Group, Inc.	3.1	3.0
Western Digital Corp.	3.1	1.1
Exxon Mobil Corp.	2.7	1.4
	35.1
Top Ten Short Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Post Properties, Inc.	(0.9)	(0.0)
FormFactor, Inc.	(0.9)	(0.5)
Teradyne, Inc.	(0.9)	(0.0)
tw telecom, inc.	(0.9)	(0.0)
Christopher & Banks Corp.	(0.9)	(0.0)
Hess Corp.	(0.8)	(0.0)
Eclipsys Corp.	(0.8)	(0.0)
K-Swiss, Inc. Class A	(0.8)	(1.0)
Rubicon Technology, Inc.	(0.8)	(0.5)
Saks, Inc.	(0.8)	(0.5)
	(8.5)
Market Sectors as of May 31, 2009 (% of fund's net assets)
	Long	Short	Net
Information Technology	26.2	(8.2)	18.0
Financials	17.6	(2.5)	15.1
Health Care	16.4	(2.3)	14.1
Energy	14.1	(0.8)	13.3
Consumer Staples	12.3	(0.0)	12.3
Consumer Discretionary	15.7	(6.4)	9.3
Utilities	6.4	(1.3)	5.1
Telecommunication Services	5.4	(0.9)	4.5
Industrials	7.9	(4.6)	3.3
Materials	3.8	(1.3)	2.5
Market Sectors as of November 30, 2008 (% of fund's net assets)
	Long	Short	Net
Health Care	17.4	(2.9)	14.5
Energy	16.1	(1.9)	14.2
Consumer Staples	13.0	(0.0)	13.0
Financials	14.7	(1.7)	13.0
Industrials	15.0	(4.0)	11.0
Information Technology	20.0	(9.1)	10.9
Consumer Discretionary	14.5	(8.5)	6.0
Telecommunication Services	4.4	(0.7)	3.7
Utilities	5.6	(2.2)	3.4
Materials	4.7	(2.6)	2.1
Equity Exposure (% of fund's net assets)
As of May 31, 2009	As of November 30, 2008
Long equity positions* 127.2%	Long equity positions* 130.8%
Short equity positions (28.3)%	Short equity positions (33.6)%
Net equity positions 98.9%	Net equity positions 97.2%

* Long equity positions are adjusted to reflect the effect of future contracts.

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 125.8%
	Shares	Value
COMMON STOCKS - 125.8%
CONSUMER DISCRETIONARY - 15.7%
Hotels, Restaurants & Leisure - 3.4%
Ameristar Casinos, Inc.	20,000	$ 401,400
Brinker International, Inc.	25,000	447,500
Darden Restaurants, Inc.	25,000	904,250
Nathan's Famous, Inc. (a)	30,000	379,500
P.F. Chang's China Bistro, Inc. (a)	5,000	159,700
WMS Industries, Inc. (a)	6,900	244,743
Wyndham Worldwide Corp.	15,000	176,850
		2,713,943
Household Durables - 1.7%
Tempur-Pedic International, Inc.	65,000	716,950
Whirlpool Corp.	15,000	632,100
		1,349,050
Internet & Catalog Retail - 0.3%
Priceline.com, Inc. (a)	2,000	220,220
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	20,000	508,200
Media - 1.8%
Comcast Corp. Class A (special) (non-vtg.)	90,000	1,170,000
Time Warner Cable, Inc.	10,000	307,900
		1,477,900
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	5,000	212,950
AutoZone, Inc. (a)	3,000	456,450
Big 5 Sporting Goods Corp.	20,000	217,000
Home Depot, Inc.	20,000	463,200
Jos. A. Bank Clothiers, Inc. (a)	10,000	378,500
Sherwin-Williams Co.	8,000	422,400
Systemax, Inc. (a)	15,000	184,050
		2,334,550
Textiles, Apparel & Luxury Goods - 5.0%
Coach, Inc.	10,000	262,700
Fossil, Inc. (a)	20,000	447,600
G-III Apparel Group Ltd. (a)	40,300	269,607
Hanesbrands, Inc. (a)	35,000	591,500
Phillips-Van Heusen Corp.	19,400	571,718
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Polo Ralph Lauren Corp. Class A	25,000	$ 1,345,500
VF Corp.	10,000	568,200
		4,056,825
TOTAL CONSUMER DISCRETIONARY		12,660,688
CONSUMER STAPLES - 12.3%
Beverages - 1.4%
Coca-Cola Enterprises, Inc.	26,000	433,160
Constellation Brands, Inc. Class A (sub. vtg.) (a)	40,000	462,400
Molson Coors Brewing Co. Class B	6,000	263,940
		1,159,500
Food & Staples Retailing - 4.4%
CVS Caremark Corp.	15,000	447,000
Kroger Co.	45,000	1,026,000
The Pantry, Inc. (a)	30,000	597,600
Wal-Mart Stores, Inc.	30,000	1,492,200
		3,562,800
Food Products - 1.8%
Archer Daniels Midland Co.	22,000	605,440
Bunge Ltd.	5,000	316,350
TreeHouse Foods, Inc. (a)	13,200	352,836
Tyson Foods, Inc. Class A	15,000	199,800
		1,474,426
Household Products - 0.3%
Energizer Holdings, Inc. (a)	5,000	261,300
Personal Products - 0.4%
Nu Skin Enterprises, Inc. Class A	20,000	290,200
Tobacco - 4.0%
Altria Group, Inc.	146,700	2,507,103
Lorillard, Inc.	10,000	683,300
		3,190,403
TOTAL CONSUMER STAPLES		9,938,629
ENERGY - 14.1%
Energy Equipment & Services - 2.1%
Nabors Industries Ltd. (a)	15,000	268,200
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	30,000	$ 1,031,100
Transocean Ltd. (a)	5,000	397,400
		1,696,700
Oil, Gas & Consumable Fuels - 12.0%
ConocoPhillips	68,300	3,130,872
El Paso Corp.	45,000	438,750
Exxon Mobil Corp.	32,000	2,219,200
Holly Corp.	10,000	241,900
Marathon Oil Corp.	80,000	2,550,400
Sunoco, Inc.	17,500	532,525
Tesoro Corp.	35,000	592,900
		9,706,547
TOTAL ENERGY		11,403,247
FINANCIALS - 17.6%
Commercial Banks - 1.5%
Comerica, Inc.	4,000	86,720
Wells Fargo & Co.	43,000	1,096,500
		1,183,220
Consumer Finance - 0.5%
Capital One Financial Corp.	17,000	415,480
Diversified Financial Services - 5.4%
Bank of America Corp.	77,000	867,790
IntercontinentalExchange, Inc. (a)	2,000	215,580
JPMorgan Chase & Co.	90,000	3,321,000
		4,404,370
Insurance - 9.9%
ACE Ltd.	25,000	1,099,750
Aspen Insurance Holdings Ltd.	2,600	60,034
Berkshire Hathaway, Inc. Class B (a)	710	2,110,120
Endurance Specialty Holdings Ltd.	20,000	549,400
Platinum Underwriters Holdings Ltd.	8,000	230,640
RenaissanceRe Holdings Ltd.	15,000	686,550
The Travelers Companies, Inc.	65,000	2,642,900
Unum Group	35,000	598,850
		7,978,244
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.3%
ProLogis Trust	28,000	$ 237,720
TOTAL FINANCIALS		14,219,034
HEALTH CARE - 16.4%
Health Care Equipment & Supplies - 2.2%
Cooper Companies, Inc.	20,000	530,200
Covidien Ltd.	8,000	285,760
Edwards Lifesciences Corp. (a)	3,000	191,520
Hospira, Inc. (a)	13,000	448,500
Inverness Medical Innovations, Inc. (a)	10,000	325,300
		1,781,280
Health Care Providers & Services - 3.0%
AMERIGROUP Corp. (a)	20,000	577,200
AmerisourceBergen Corp.	29,000	1,075,900
Community Health Systems, Inc. (a)	10,000	263,900
Health Management Associates, Inc. Class A (a)	25,000	145,250
Humana, Inc. (a)	10,000	313,300
		2,375,550
Life Sciences Tools & Services - 0.2%
Millipore Corp. (a)	3,000	188,670
Pharmaceuticals - 11.0%
AstraZeneca PLC sponsored ADR	25,000	1,043,000
Johnson & Johnson	54,000	2,978,640
Mylan, Inc. (a)	20,000	264,200
Pfizer, Inc.	225,000	3,417,750
Sanofi-Aventis sponsored ADR	15,000	475,350
Schering-Plough Corp.	10,000	244,000
Watson Pharmaceuticals, Inc. (a)	16,000	484,000
		8,906,940
TOTAL HEALTH CARE		13,252,440
INDUSTRIALS - 7.9%
Aerospace & Defense - 3.9%
BAE Systems PLC	139,600	777,558
Goodrich Corp.	10,000	485,400
Lockheed Martin Corp.	5,000	418,150
United Technologies Corp.	28,000	1,473,080
		3,154,188
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.3%
Allegiant Travel Co. (a)	5,000	$ 201,700
Electrical Equipment - 1.5%
A.O. Smith Corp.	20,000	599,800
Cooper Industries Ltd. Class A	10,000	328,200
Thomas & Betts Corp. (a)	10,000	306,800
		1,234,800
Industrial Conglomerates - 1.2%
Tyco International Ltd.	34,600	955,306
Machinery - 1.0%
Navistar International Corp. (a)	21,000	836,010
TOTAL INDUSTRIALS		6,382,004
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 5.8%
Cisco Systems, Inc. (a)	110,000	2,035,000
Tekelec (a)	50,000	816,500
Tellabs, Inc. (a)	260,000	1,443,000
ViaSat, Inc. (a)	15,000	376,200
		4,670,700
Computers & Peripherals - 9.7%
Apple, Inc. (a)	5,000	679,050
Hewlett-Packard Co.	88,600	3,043,410
International Business Machines Corp.	15,000	1,594,200
Western Digital Corp. (a)	100,000	2,485,000
		7,801,660
IT Services - 4.4%
Accenture Ltd. Class A	5,000	149,650
Affiliated Computer Services, Inc. Class A (a)	26,000	1,168,440
Computer Sciences Corp. (a)	15,000	636,900
Fidelity National Information Services, Inc.	55,000	1,059,300
SAIC, Inc. (a)	20,000	349,400
Visa, Inc.	3,000	203,130
		3,566,820
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	25,000	393,000
Skyworks Solutions, Inc. (a)	60,000	571,800
		964,800
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 5.1%
Microsoft Corp.	70,000	$ 1,462,300
Quest Software, Inc. (a)	20,000	258,400
Sybase, Inc. (a)	60,000	1,951,800
Synopsys, Inc. (a)	25,000	487,000
		4,159,500
TOTAL INFORMATION TECHNOLOGY		21,163,480
MATERIALS - 3.8%
Chemicals - 1.3%
Lubrizol Corp.	5,000	223,350
Terra Industries, Inc.	20,000	555,800
Valspar Corp.	10,000	228,500
		1,007,650
Containers & Packaging - 1.3%
Pactiv Corp. (a)	12,000	268,800
Rock-Tenn Co. Class A	20,000	767,600
		1,036,400
Metals & Mining - 1.2%
Newmont Mining Corp.	20,000	977,400
TOTAL MATERIALS		3,021,450
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 5.4%
AT&T, Inc.	30,000	743,700
CenturyTel, Inc.	21,000	647,850
Embarq Corp.	35,000	1,470,700
Qwest Communications International, Inc.	200,000	872,000
Verizon Communications, Inc.	22,100	646,646
		4,380,896
UTILITIES - 6.4%
Independent Power Producers & Energy Traders - 2.1%
NRG Energy, Inc. (a)	74,200	1,669,500
Multi-Utilities - 4.3%
CMS Energy Corp.	87,000	986,580
PG&E Corp.	50,000	1,835,500
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	10,000	$ 456,800
Wisconsin Energy Corp.	5,000	197,300
		3,476,180
TOTAL UTILITIES		5,145,680
TOTAL COMMON STOCKS (Cost $102,141,184)		101,567,548
TOTAL LONG STOCK POSITIONS - 125.8% (Cost $102,141,184)		101,567,548
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.18% 6/24/09 to 7/23/09 (b) (Cost $229,959)	$ 230,000	229,970
TOTAL INVESTMENT PORTFOLIO - 126.1% (Cost $102,371,143)	101,797,518
TOTAL SECURITIES SOLD SHORT - (28.3)% (Proceeds $19,259,690)	(22,862,606)
NET OTHER ASSETS - 2.2%	1,772,049
NET ASSETS - 100%	$ 80,706,961
SHORT STOCK POSITIONS - (28.3)%
	Shares
COMMON STOCKS - (28.3)%
CONSUMER DISCRETIONARY - (6.4)%
Auto Components - (0.6)%
Amerigon, Inc.	(110,000)	(488,400)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - (0.8)%
Morgans Hotel Group Co.	(150,000)	$ (603,000)
Media - (0.7)%
Live Nation, Inc.	(100,000)	(572,000)
Multiline Retail - (0.8)%
Saks, Inc.	(170,000)	(649,400)
Specialty Retail - (1.9)%
Christopher & Banks Corp.	(135,000)	(699,300)
Coldwater Creek, Inc.	(150,000)	(570,000)
Zumiez, Inc.	(30,000)	(267,600)
		(1,536,900)
Textiles, Apparel & Luxury Goods - (1.6)%
Crocs, Inc.	(100,000)	(291,000)
K-Swiss, Inc. Class A	(75,000)	(656,250)
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	(50,000)	(348,000)
		(1,295,250)
TOTAL CONSUMER DISCRETIONARY		(5,144,950)
ENERGY - (0.8)%
Oil, Gas & Consumable Fuels - (0.8)%
Hess Corp.	(10,000)	(665,900)
FINANCIALS - (2.5)%
Capital Markets - (0.7)%
Legg Mason, Inc.	(31,000)	(597,680)
Commercial Banks - (0.2)%
UCBH Holdings, Inc.	(75,000)	(116,250)
Diversified Financial Services - (0.2)%
CIT Group, Inc.	(50,000)	(191,500)
FINANCIALS - continued
Real Estate Investment Trusts - (0.9)%
Post Properties, Inc.	(50,000)	$ (761,500)
Real Estate Management & Development - (0.5)%
CB Richard Ellis Group, Inc. Class A	(50,000)	(365,000)
TOTAL FINANCIALS.		(2,031,930)
HEALTH CARE - (2.3)%
Biotechnology - (0.2)%
Arena Pharmaceuticals, Inc.	(50,000)	(184,500)
Health Care Equipment & Supplies - (0.5)%
Stryker Corp.	(10,000)	(384,400)
Health Care Technology - (1.6)%
Allscripts-Misys Healthcare Solutions, Inc.	(50,000)	(645,500)
Eclipsys Corp.	(45,000)	(663,750)
		(1,309,250)
TOTAL HEALTH CARE		(1,878,150)
INDUSTRIALS - (4.6)%
Commercial Services & Supplies - (0.9)%
Covanta Holding Corp.	(30,000)	(453,300)
Steelcase, Inc. Class A	(50,000)	(241,500)
		(694,800)
Industrial Conglomerates - (0.2)%
Textron, Inc.	(15,000)	(172,500)
Machinery - (2.2)%
Caterpillar, Inc.	(15,000)	(531,900)
Cummins, Inc.	(5,000)	(162,150)
INDUSTRIALS - continued
Machinery - continued
Kaydon Corp.	(15,000)	$ (516,000)
Terex Corp.	(40,000)	(536,800)
		(1,746,850)
Professional Services - (0.8)%
Corporate Executive Board Co.	(15,000)	(260,850)
Korn/Ferry International	(40,000)	(443,600)
		(704,450)
Trading Companies & Distributors - (0.5)%
Applied Industrial Technologies, Inc.	(20,000)	(415,400)
TOTAL INDUSTRIALS		(3,734,000)
INFORMATION TECHNOLOGY - (8.2)%
Electronic Equipment & Components - (1.7)%
FARO Technologies, Inc.	(25,000)	(385,750)
Itron, Inc.	(10,000)	(583,400)
L-1 Identity Solutions, Inc.	(50,000)	(433,500)
		(1,402,650)
Internet Software & Services - (0.8)%
Mercadolibre, Inc.	(29,900)	(647,036)
Semiconductors & Semiconductor Equipment - (4.6)%
Applied Materials, Inc.	(20,000)	(225,200)
Atheros Communications, Inc.	(25,000)	(419,000)
Brooks Automation, Inc.	(100,000)	(391,000)
FormFactor, Inc.	(40,000)	(726,000)
Integrated Device Technology, Inc.	(60,000)	(337,800)
Microchip Technology, Inc.	(10,000)	(215,700)
Rubicon Technology, Inc.	(71,000)	(652,490)
Teradyne, Inc.	(100,000)	(715,000)
		(3,682,190)
INFORMATION TECHNOLOGY - continued
Software - (1.1)%
DemandTec, Inc.	(30,000)	$ (277,500)
Ultimate Software Group, Inc.	(30,000)	(609,300)
		(886,800)
TOTAL INFORMATION TECHNOLOGY		(6,618,676)
MATERIALS - (1.3)%
Metals & Mining - (0.8)%
Century Aluminum Co.	(100,000)	(601,000)
Paper & Forest Products - (0.5)%
International Paper Co.	(30,000)	(431,100)
TOTAL MATERIALS		(1,032,100)
TELECOMMUNICATION SERVICES - (0.9)%
Diversified Telecommunication Services - (0.9)%
tw telecom, inc.	(60,000)	(711,600)
UTILITIES - (1.3)%
Electric Utilities - (1.3)%
Allete, Inc.	(15,000)	(396,300)
Pepco Holdings, Inc.	(50,000)	(649,000)
		(1,045,300)
TOTAL SHORT STOCK POSITIONS - (28.3)% (Proceeds $19,259,690)		$ (22,862,606)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
25 CME E-mini S&P 500 Index Contracts	June 2009	$ 1,147,625	$ 26,373
The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $229,970.
(c) Securities are pledged with broker as collateral for securities sold short.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,579
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 101,797,518	$ 100,789,990	$ 1,007,528	$ -
Other Financial Instruments*	$ (22,836,233)	$ (22,836,233)	$ -	$ -
* Other financial instruments include Futures Contracts and Short Positions.
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 26,373	$ -
Total Value of Derivatives	$ 26,373	$ -

(a) Reflects cumulative appreciation/depreciation on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At November 30, 2008, the fund had a capital loss carryforward of approximately $17,916,620 all of which will expire on November 30, 2016.

The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $10,978,994 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $102,371,143)		$ 101,797,518
Receivable for investments sold		5,876,736
Receivable for fund shares sold		141,692
Dividends receivable		308,233
Distributions receivable from Fidelity Central Funds		435
Receivable for daily variation on futures contracts		20,391
Prepaid expenses		725
Total assets		108,145,730

Liabilities
Payable to custodian bank	$ 538,394
Payable for investments purchased	3,704,314
Securities sold short at value (proceeds $19,259,690)	22,862,606
Dividend expense payable on securities sold short	16,890
Payable for fund shares redeemed	169,395
Accrued management fee	60,911
Distribution fees payable	3,622
Other affiliated payables	20,504
Other payables and accrued expenses	62,133
Total liabilities		27,438,769

Net Assets		$ 80,706,961
Net Assets consist of:
Paid in capital		$ 154,101,066
Undistributed net investment income		147,983
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(69,394,321)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,147,767)
Net Assets		$ 80,706,961

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,770,555 ÷ 1,009,612 shares)	$ 5.72

Maximum offering price per share (100/94.25 of $5.72)	$ 6.07
Class T: Net Asset Value and redemption price per share ($1,300,021 ÷ 227,487 shares)	$ 5.71

Maximum offering price per share (100/96.50 of $5.71)	$ 5.92
Class B: Net Asset Value and offering price per share ($722,744 ÷ 126,998 shares)A	$ 5.69

Class C: Net Asset Value and offering price per share ($1,353,295 ÷ 237,795 shares)A	$ 5.69

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($69,049,101 ÷ 12,058,160 shares)	$ 5.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,511,245 ÷ 438,583 shares)	$ 5.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 1,380,217
Interest		835
Income from Fidelity Central Funds		12,579
Total income		1,393,631

Expenses
Management fee Basic fee	$ 419,716
Performance adjustment	(41,731)
Transfer agent fees	121,935
Distribution fees	23,728
Accounting fees and expenses	23,827
Custodian fees and expenses	25,773
Independent trustees´ compensation	396
Registration fees	97,970
Audit	33,515
Legal	5,285
Interest	113,846
Dividend expenses for securities sold short	202,822
Miscellaneous	910
Total expenses before reductions	1,027,992
Expense reductions	(59,277)	968,715
Net investment income (loss)		424,916
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(34,292,049)
Foreign currency transactions	11,828
Futures contracts	(140,331)
Securities Sold Short	(3,123,393)
Total net realized gain (loss)		(37,543,945)
Change in net unrealized appreciation (depreciation) on: Investment securities	25,556,226
Assets and liabilities in foreign currencies	(1,389)
Futures contracts	(252,807)
Total change in net unrealized appreciation (depreciation)		25,302,030
Net gain (loss)		(12,241,915)
Net increase (decrease) in net assets resulting from operations		$ (11,816,999)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	For the period March 31, 2008 (commencement of operations) to November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 424,916	$ 157,675
Net realized gain (loss)	(37,543,945)	(31,673,641)
Change in net unrealized appreciation (depreciation)	25,302,030	(29,449,797)
Net increase (decrease) in net assets resulting from operations	(11,816,999)	(60,965,763)
Distributions to shareholders from net investment income	(611,342)	-
Share transactions - net increase (decrease)	(23,329,358)	177,430,423
Total increase (decrease) in net assets	(35,757,699)	116,464,660

Net Assets
Beginning of period	116,464,660	-
End of period (including undistributed net investment income of $147,983 and undistributed net investment income of $334,409, respectively)	$ 80,706,961	$ 116,464,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Cash Flows

Six months ended May 31, 2009 (Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$ (11,816,999)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Changes in assets and liabilities related to operations:
Change in receivable for investments sold	710,518
Change in receivable for fund shares sold	(50,227)
Change in dividends receivable and distributions receivable from Fidelity Central Funds	219,977
Change in prepaid expenses	28,260
Change in receivable for daily variation on futures contracts	40,110
Change in receivable from investment advisor for expense reductions	19
Change in payable for investments purchased	(5,229,150)
Change in dividend expense payable on securities sold short	(20,060)
Change in payable for fund shares redeemed	73,787
Change in other payables and accrued expenses	(122,437)
Purchases of long term investments	(133,525,079)
Proceeds from sale of long term investments	176,680,391
Purchase of short term investments-net	11,206,091
Purchases of covers for securities sold short	(98,770,253)
Proceeds from securities sold short	71,993,022
Net realized loss on investments, foreign currency transactions and securities sold short	37,403,614
Change in unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	(25,554,837)
Net cash provided by operating activities	23,266,747

Cash flows from financing activities:
Proceeds from sales of shares	14,302,940
Distributions to shareholders net of reinvestments	(20,554)
Cost of shares redeemed	(38,223,086)
Change in accrued broker fees on securities borrowed	817
Net cash used in financing activities	(23,939,883)

Net decrease in cash and cash equivalents	(673,136)
Cash and foreign currency, beginning of period	134,742
Cash and foreign currency, end of period	$ (538,394)
(Cash paid during the period for interest $113,029)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	- J
Net realized and unrealized gain (loss)	(.65)	(3.62)
Total from investment operations	(.63)	(3.62)
Distributions from net investment income	(.03)	-
Net asset value, end of period	$ 5.72	$ 6.38
Total Return B,C,D	(9.93)%	(36.20)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.38% A	2.63% A
Expenses net of fee waivers, if any	2.20% A	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.73% A	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.55% A	1.55% A
Net investment income (loss)	.68% A	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,771	$ 7,648
Portfolio turnover rate G	305% A	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.01)
Net realized and unrealized gain (loss)	(.66)	(3.62)
Total from investment operations	(.65)	(3.63)
Distributions from net investment income	(.01)	-
Net asset value, end of period	$ 5.71	$ 6.37
Total Return B,C,D	(10.20)%	(36.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.64% A	2.96% A
Expenses net of fee waivers, if any	2.46% A	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.98% A	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.80% A	1.80% A
Net investment income (loss)	.43% A	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,300	$ 1,703
Portfolio turnover rate G	305% A	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	(.04)
Net realized and unrealized gain (loss)	(.66)	(3.61)
Total from investment operations	(.66)	(3.65)
Net asset value, end of period	$ 5.69	$ 6.35
Total Return B,C,D	(10.39)%	(36.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	3.14% A	3.45% A
Expenses net of fee waivers, if any	2.96% A	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.49% A	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.30% A	2.30% A
Net investment income (loss)	(.07)% A	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 723	$ 912
Portfolio turnover rate G	305% A	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	(.04)
Net realized and unrealized gain (loss)	(.66)	(3.61)
Total from investment operations	(.66)	(3.65)
Net asset value, end of period	$ 5.69	$ 6.35
Total Return B,C,D	(10.39)%	(36.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	3.15% A	3.43% A
Expenses net of fee waivers, if any	2.96% A	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.49% A	2.48% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.30% A	2.30% A
Net investment income (loss)	(.07)% A	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,353	$ 1,925
Portfolio turnover rate G	305% A	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - 130/30 Large Cap

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.02
Net realized and unrealized gain (loss)	(.66)	(3.62)
Total from investment operations	(.63)	(3.60)
Distributions from net investment income	(.04)	-
Net asset value, end of period	$ 5.73	$ 6.40
Total Return B,C	(9.95)%	(36.00)%
Ratios to Average Net Assets E,H
Expenses before reductions	2.07% A	2.32% A
Expenses net of fee waivers, if any	1.96% A	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.41% A	1.37% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.30% A	1.30% A
Net investment income (loss)	.93% A	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,049	$ 101,323
Portfolio turnover rate F	305% A	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.02
Net realized and unrealized gain (loss)	(.66)	(3.62)
Total from investment operations	(.63)	(3.60)
Distributions from net investment income	(.04)	-
Net asset value, end of period	$ 5.73	$ 6.40
Total Return B,C	(9.95)%	(36.00)%
Ratios to Average Net Assets E,H
Expenses before reductions	2.08% A	2.39% A
Expenses net of fee waivers, if any	1.95% A	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.43% A	1.44% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.30% A	1.30% A
Net investment income (loss)	.93% A	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,511	$ 2,954
Portfolio turnover rate F	305% A	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, 130/30 Large Cap, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions). Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,595,266
Unrealized depreciation	(11,217,733)
Net unrealized appreciation (depreciation)	$ (2,622,467)
Cost for federal income tax purposes	$ 104,419,985

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short positions. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

In pursuit of its investment objectives, the Fund is exposed to financial risks. These risks are further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value

Semiannual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (140,331)	$ (252,807)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (140,331)	$ (252,807)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(140,331) for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(252,807) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $133,525,079 and $176,680,391, respectively. Securities sold short and purchases to cover securities sold short aggregated $71,993,022 and $98,770,253.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, 130/30 Large Cap, as compared to an appropriate benchmark index. The Fund's performance period began on April 1, 2008 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in March 2009. For the period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 7,792	$ 2,519
Class T	.25%	.25%	3,726	1,172
Class B	.75%	.25%	4,037	3,610
Class C	.75%	.25%	8,173	5,792
			$ 23,728	$ 13,093

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,778
Class T	347
Class B*	1,910
Class C*	902
$ 5,937

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,238.33
Class T	2,413.32
Class B	1,312.33
Class C	2,671.33
130/30 Large Cap	101,818.24
Institutional Class	3,483.28
	$ 121,935

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,617 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $196 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, including commitment fees, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.55%	$ 5,618
Class T	1.80%	1,349
Class B	2.30%	740
Class C	2.30%	1,535
130/30 Large Cap	1.30%	46,093
Institutional Class	1.30%	1,634
		$ 56,969

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,228 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,080.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 33,461	$ -
Class T	2,858	-
130/30 Large Cap	559,488	-
Institutional Class	15,535	-
Total	$ 611,342	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008 A	Six months ended May 31, 2009	Year ended November 30, 2008 A
Class A
Shares sold	146,335	1,400,487	$ 854,392	$ 12,151,154
Reinvestment of distributions	5,125	-	32,085	-
Shares redeemed	(339,655)	(202,680)	(2,096,398)	(1,497,727)
Net increase (decrease)	(188,195)	1,197,807	$ (1,209,921)	$ 10,653,427

Semiannual Report

11. Share Transactions - continued

Transactions for each class of shares were as follows - continued

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008 A	Six months ended May 31, 2009	Year ended November 30, 2008 A
Class T
Shares sold	30,001	310,051	$ 173,796	$ 3,065,770
Reinvestment of distributions	444	-	2,782	-
Shares redeemed	(70,146)	(42,863)	(406,792)	(360,315)
Net increase (decrease)	(39,701)	267,188	$ (230,214)	$ 2,705,455
Class B
Shares sold	13,957	152,239	$ 78,877	$ 1,502,008
Shares redeemed	(30,601)	(8,597)	(177,832)	(69,840)
Net increase (decrease)	(16,644)	143,642	$ (98,955)	$ 1,432,168
Class C
Shares sold	32,310	358,920	$ 189,960	$ 3,533,321
Shares redeemed	(97,585)	(55,850)	(563,462)	(422,901)
Net increase (decrease)	(65,275)	303,070	$ (373,502)	$ 3,110,420
130/30 Large Cap
Shares sold	2,069,989	20,530,530	$ 12,327,045	$ 193,749,725
Reinvestment of distributions	86,343	-	540,509	-
Shares redeemed	(5,939,609)	(4,689,093)	(34,135,986)	(39,231,726)
Net increase (decrease)	(3,783,277)	15,841,437	$ (21,268,432)	$ 154,517,999
Institutional Class
Shares sold	115,832	601,490	$ 678,870	$ 6,019,515
Reinvestment of distributions	2,462	-	15,412	-
Shares redeemed	(141,579)	(139,622)	(842,616)	(1,008,561)
Net increase (decrease)	(23,285)	461,868	$ (148,334)	$ 5,010,954

A For the period March 31, 2008 (commencement of operations) to November 30, 2008.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

AFLCI-USAN-0709
1.859209.101

Fidelity®

Growth Company

Fund

Semiannual Report

May 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Growth Company	.94%
Actual		$ 1,000.00	$ 1,162.20	$ 5.07
Hypothetical A		$ 1,000.00	$ 1,020.24	$ 4.73
Class K	.70%
Actual		$ 1,000.00	$ 1,163.50	$ 3.78
Hypothetical A		$ 1,000.00	$ 1,021.44	$ 3.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	3.7	2.5
Apple, Inc.	2.8	2.9
QUALCOMM, Inc.	2.8	2.6
Visa, Inc.	2.0	1.7
Sprint Nextel Corp.	1.8	0.0
Salesforce.com, Inc.	1.7	1.6
Microsoft Corp.	1.7	1.6
Southwestern Energy Co.	1.8	1.8
Red Hat, Inc.	1.4	0.7
Amazon.com, Inc.	1.4	0.6
	21.1
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.4	29.7
Health Care	14.5	24.4
Energy	10.8	10.8
Consumer Discretionary	10.1	6.4
Consumer Staples	8.7	13.6
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 99.6%		Stocks 99.4%
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	8.5%	** Foreign investments	10.8%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.3%
Johnson Controls, Inc.	3,500,000	$ 69,755
Diversified Consumer Services - 0.3%
Coinstar, Inc. (a)(e)	2,491,748	73,806
Hotels, Restaurants & Leisure - 3.0%
Buffalo Wild Wings, Inc. (a)(d)(e)	1,782,200	63,268
Las Vegas Sands Corp. (a)(d)	1,000,000	9,910
McDonald's Corp.	3,355,000	197,911
Panera Bread Co. Class A (a)	1,445,000	76,932
Starbucks Corp. (a)	20,363,400	293,029
Starwood Hotels & Resorts Worldwide, Inc.	4,665,000	114,153
The Cheesecake Factory, Inc. (a)	2,100,000	35,931
		791,134
Household Durables - 0.1%
Tupperware Brands Corp.	790,000	19,213
Internet & Catalog Retail - 1.4%
Amazon.com, Inc.	4,596,000	358,442
Media - 0.4%
Comcast Corp. Class A	4,197,500	57,800
DreamWorks Animation SKG, Inc. Class A (a)	667,972	18,610
News Corp. Class A	1,330,000	13,007
The Walt Disney Co.	84,500	2,047
Time Warner Cable, Inc.	226,072	6,961
Time Warner, Inc.	900,650	21,093
		119,518
Multiline Retail - 1.5%
Dollar Tree, Inc. (a)	475,000	21,266
Kohl's Corp. (a)	2,390,000	101,503
Macy's, Inc.	2,150,000	25,112
Nordstrom, Inc. (d)	2,700,000	53,163
Target Corp.	5,245,000	206,129
		407,173
Specialty Retail - 2.4%
Bed Bath & Beyond, Inc. (a)	1,765,000	49,614
Best Buy Co., Inc.	5,092,500	178,747
Gamestop Corp. Class A (a)	740,000	18,463
Gap, Inc.	617,825	11,028
Home Depot, Inc.	5,785,000	133,981
Lowe's Companies, Inc.	4,745,800	90,218
Staples, Inc.	4,425,602	90,504
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tiffany & Co., Inc.	1,275,000	$ 36,172
Urban Outfitters, Inc. (a)	1,540,000	31,447
		640,174
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	187,200	4,918
Hanesbrands, Inc. (a)	255,000	4,310
Lululemon Athletica, Inc. (a)(d)(e)	6,637,236	83,828
NIKE, Inc. Class B	1,454,000	82,951
		176,007
TOTAL CONSUMER DISCRETIONARY		2,655,222
CONSUMER STAPLES - 8.7%
Beverages - 1.8%
Dr Pepper Snapple Group, Inc. (a)	6,110,000	132,770
PepsiCo, Inc.	2,956,640	153,893
The Coca-Cola Co.	3,917,500	192,584
		479,247
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	2,025,800	98,292
CVS Caremark Corp.	3,012,780	89,781
Kroger Co.	390,000	8,892
Sysco Corp.	848,200	20,323
Wal-Mart Stores, Inc.	6,810,300	338,744
Walgreen Co.	3,290,000	98,009
Whole Foods Market, Inc. (d)	2,305,000	43,495
		697,536
Food Products - 2.2%
Archer Daniels Midland Co.	315,000	8,669
Cadbury PLC	6,400,000	55,925
Campbell Soup Co.	920,000	25,502
Cosan Ltd. Class A (a)	8,683,455	44,372
General Mills, Inc.	32,800	1,679
Green Mountain Coffee Roasters, Inc. (a)(d)(e)	2,112,884	176,362
Hershey Co.	605,000	21,308
Kellogg Co.	490,000	21,193
Smithfield Foods, Inc. (a)(d)	5,825,000	72,405
Tyson Foods, Inc. Class A	10,780,000	143,590
		571,005
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.5%
Clorox Co.	570,000	$ 29,891
Colgate-Palmolive Co.	140,000	9,233
Procter & Gamble Co.	1,844,483	95,802
		134,926
Personal Products - 0.2%
Avon Products, Inc.	1,455,000	38,645
Mead Johnson Nutrition Co. Class A	261,800	8,158
		46,803
Tobacco - 1.4%
Altria Group, Inc.	4,950,380	84,602
Philip Morris International, Inc.	6,900,380	294,232
		378,834
TOTAL CONSUMER STAPLES		2,308,351
ENERGY - 10.8%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	537,400	20,991
Diamond Offshore Drilling, Inc.	627,900	52,919
FMC Technologies, Inc. (a)	925,000	38,499
Schlumberger Ltd. (NY Shares)	4,559,000	260,912
Transocean Ltd. (a)	1,490,668	118,478
Weatherford International Ltd. (a)	5,470,480	113,239
		605,038
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	3,260,000	155,763
Apache Corp.	630,000	53,084
Cameco Corp.	800,000	21,989
Chesapeake Energy Corp.	14,470,000	327,890
Devon Energy Corp.	465,000	29,407
El Paso Corp.	3,550,000	34,613
EnCana Corp.	235,000	12,914
EOG Resources, Inc.	740,000	54,161
Exxon Mobil Corp.	1,515,000	105,065
Hess Corp.	3,409,000	227,005
Newfield Exploration Co. (a)	3,230,000	116,668
Noble Energy, Inc.	850,000	50,558
Occidental Petroleum Corp.	2,380,000	159,722
Peabody Energy Corp.	150,000	5,097
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp. (a)	4,501,100	$ 113,428
Petroleo Brasileiro SA - Petrobras sponsored ADR	4,545,000	200,116
Range Resources Corp.	673,689	30,862
SandRidge Energy, Inc. (a)	3,985,000	43,397
Southwestern Energy Co. (a)	10,582,461	460,020
Ultra Petroleum Corp. (a)	725,000	32,828
		2,234,587
TOTAL ENERGY		2,839,625
FINANCIALS - 7.8%
Capital Markets - 2.5%
Charles Schwab Corp.	4,739,975	83,424
Franklin Resources, Inc.	520,000	34,762
Goldman Sachs Group, Inc.	2,140,000	309,380
Jefferies Group, Inc.	380,000	8,219
Knight Capital Group, Inc. Class A (a)	1,695,000	29,171
Morgan Stanley	4,300,000	130,376
Northern Trust Corp.	995,000	57,362
The Blackstone Group LP	1,250,000	13,688
		666,382
Commercial Banks - 2.0%
Comerica, Inc.	1,625,000	35,230
HDFC Bank Ltd. sponsored ADR	75,000	7,463
PNC Financial Services Group, Inc.	700,000	31,885
PrivateBancorp, Inc. (d)	1,750,000	35,053
Signature Bank, New York (a)(e)	2,349,284	63,548
TCF Financial Corp. (d)	3,600,000	51,696
U.S. Bancorp, Delaware	6,570,000	126,144
Wells Fargo & Co.	7,152,300	182,384
		533,403
Consumer Finance - 1.1%
American Express Co.	2,392,548	59,455
Discover Financial Services	23,830,000	227,815
		287,270
Diversified Financial Services - 2.2%
Bank of America Corp.	4,500,000	50,715
BM&F BOVESPA SA	28,929,772	165,922
Citigroup, Inc. (d)	7,000,000	26,040
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc.	325,000	$ 104,533
JPMorgan Chase & Co.	6,175,000	227,858
		575,068
TOTAL FINANCIALS		2,062,123
HEALTH CARE - 14.4%
Biotechnology - 7.7%
Acadia Pharmaceuticals, Inc. (a)(e)	2,939,844	5,762
Acorda Therapeutics, Inc. (a)(e)	3,484,906	86,042
Affymax, Inc. (a)(e)	1,255,000	21,335
Alexion Pharmaceuticals, Inc. (a)(e)	7,544,530	275,375
Alkermes, Inc. (a)(e)	10,182,261	82,884
Alnylam Pharmaceuticals, Inc. (a)(d)(e)	4,036,109	82,175
Amylin Pharmaceuticals, Inc. (a)(e)	13,807,260	156,298
Array Biopharma, Inc. (a)(e)	4,758,770	14,800
Biogen Idec, Inc. (a)	1,824,164	94,473
Celera Corp. (a)(e)	9,289,848	70,324
Celgene Corp. (a)	4,046,744	170,934
Cepheid, Inc. (a)(e)	5,153,175	52,047
Cougar Biotechnology, Inc. (a)	1,051,814	45,217
Dendreon Corp. (a)	800,000	18,136
Genzyme Corp. (a)	520,000	30,753
Gilead Sciences, Inc. (a)	1,700,000	73,270
GTx, Inc. (a)(d)	538,530	4,631
Human Genome Sciences, Inc. (a)	4,324,010	10,680
ImmunoGen, Inc. (a)	1,210,000	10,031
Immunomedics, Inc. (a)(e)	6,102,700	15,196
InterMune, Inc. (a)(d)(e)	4,283,017	50,625
Isis Pharmaceuticals, Inc. (a)(e)	9,812,981	135,419
Myriad Genetics, Inc. (a)	658,496	23,811
OREXIGEN Therapeutics, Inc. (a)(d)	677,357	2,411
Pharmasset, Inc. (a)(e)	2,020,436	21,215
Regeneron Pharmaceuticals, Inc. (a)	1,538,948	23,561
Rigel Pharmaceuticals, Inc. (a)(e)	3,658,256	30,510
Seattle Genetics, Inc. (a)(e)	8,551,286	78,586
Sunesis Pharmaceuticals, Inc. (a)	736,200	405
Transition Therapeutics, Inc. (a)(e)	2,332,446	9,528
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Trubion Pharmaceuticals, Inc. (a)(d)(e)	1,545,000	$ 4,558
Vertex Pharmaceuticals, Inc. (a)(d)(e)	10,908,067	325,169
		2,026,161
Health Care Equipment & Supplies - 1.2%
Alcon, Inc.	40,000	4,340
Baxter International, Inc.	430,000	22,012
Edwards Lifesciences Corp. (a)	450,000	28,728
Insulet Corp. (a)(d)	1,291,400	9,337
Medtronic, Inc.	1,729,964	59,424
NuVasive, Inc. (a)	365,424	13,199
St. Jude Medical, Inc. (a)	834,200	32,550
Thoratec Corp. (a)(e)	5,607,265	140,630
		310,220
Health Care Providers & Services - 0.7%
Cardinal Health, Inc.	560,000	20,020
McKesson Corp.	1,110,000	45,677
Medco Health Solutions, Inc. (a)	1,412,720	64,830
UnitedHealth Group, Inc.	2,356,400	62,680
		193,207
Health Care Technology - 0.2%
athenahealth, Inc. (a)	569,485	17,187
Cerner Corp. (a)(d)	510,000	29,728
		46,915
Life Sciences Tools & Services - 0.9%
Bruker BioSciences Corp. (a)	2,215,000	14,464
Exelixis, Inc. (a)(e)	10,555,134	58,581
Illumina, Inc. (a)(d)	4,578,130	168,063
		241,108
Pharmaceuticals - 3.7%
Abbott Laboratories	2,111,500	95,144
Allergan, Inc.	1,235,000	54,501
ARYx Therapeutics, Inc. (a)	345,298	1,443
Auxilium Pharmaceuticals, Inc. (a)(e)	4,134,416	96,869
Bristol-Myers Squibb Co.	2,489,700	49,595
Concert Pharmaceuticals, Inc. (a)(f)	186,198	151
Elan Corp. PLC sponsored ADR (a)	47,472,812	331,360
Eli Lilly & Co.	155,000	5,358
Johnson & Johnson	788,300	43,483
MAP Pharmaceuticals, Inc. (a)(d)(e)	1,183,425	14,308
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,300,100	$ 35,857
Schering-Plough Corp.	1,587,600	38,737
Sepracor, Inc. (a)(e)	8,195,129	128,254
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,060,000	95,502
		990,562
TOTAL HEALTH CARE		3,808,173
INDUSTRIALS - 6.7%
Aerospace & Defense - 1.0%
Honeywell International, Inc.	1,405,000	46,590
ITT Corp.	20,000	824
Lockheed Martin Corp.	2,040,100	170,614
Raytheon Co.	665,000	29,692
The Boeing Co.	520,000	23,322
		271,042
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	3,419,000	174,848
Airlines - 0.7%
Delta Air Lines, Inc. (a)	2,309,146	13,416
JetBlue Airways Corp. (a)(e)	27,111,793	122,816
Ryanair Holdings PLC sponsored ADR (a)	20,000	582
Ryanair Holdings PLC warrants (UBS Warrant Programme) 2/25/10 (a)	3,230,000	33,424
Southwest Airlines Co.	3,658,515	24,658
		194,896
Commercial Services & Supplies - 0.0%
Cintas Corp.	445,000	10,364
Construction & Engineering - 0.3%
Fluor Corp.	1,585,000	74,463
Electrical Equipment - 0.3%
First Solar, Inc. (a)	387,090	73,547
Industrial Conglomerates - 0.8%
3M Co.	2,940,000	167,874
General Electric Co.	1,000,000	13,480
McDermott International, Inc. (a)	875,000	19,224
		200,578
Machinery - 1.9%
Caterpillar, Inc.	4,985,000	176,768
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	1,200,000	$ 38,916
Danaher Corp.	1,610,000	97,164
Deere & Co.	4,005,000	174,097
		486,945
Professional Services - 0.1%
Manpower, Inc.	900,000	38,259
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	1,015,000	73,527
CSX Corp.	1,515,000	48,116
Norfolk Southern Corp.	1,065,000	39,618
Union Pacific Corp.	1,660,000	81,788
		243,049
TOTAL INDUSTRIALS		1,767,991
INFORMATION TECHNOLOGY - 34.4%
Communications Equipment - 5.8%
Cisco Systems, Inc. (a)	14,902,600	275,698
Corning, Inc.	4,383,000	64,430
Infinera Corp. (a)(d)(e)	9,430,000	80,721
Juniper Networks, Inc. (a)	1,410,000	34,869
Palm, Inc. (a)(d)(e)	13,527,140	165,031
QUALCOMM, Inc.	16,728,400	729,191
Research In Motion Ltd. (a)	2,252,800	177,160
		1,527,100
Computers & Peripherals - 5.9%
Apple, Inc. (a)	5,390,959	732,146
Hewlett-Packard Co.	7,835,000	269,132
International Business Machines Corp.	2,939,800	312,442
NetApp, Inc. (a)	3,977,208	77,556
SanDisk Corp. (a)	105,000	1,644
Synaptics, Inc. (a)(d)(e)	4,627,623	162,522
		1,555,442
Electronic Equipment & Components - 0.1%
Trimble Navigation Ltd. (a)	140,000	2,685
Universal Display Corp. (a)(d)(e)	3,595,445	31,604
		34,289
Internet Software & Services - 5.0%
Akamai Technologies, Inc. (a)	1,045,000	23,262
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
eBay, Inc. (a)	3,072,200	$ 54,132
Google, Inc. Class A (sub. vtg.) (a)	2,337,448	975,254
Internet Capital Group, Inc. (a)(e)	3,850,000	22,407
Mercadolibre, Inc. (a)	975,000	21,099
OpenTable, Inc.	278,800	7,940
VeriSign, Inc. (a)	1,290,000	30,199
VistaPrint Ltd. (a)	1,475,000	56,478
Yahoo!, Inc. (a)	6,986,340	110,664
		1,301,435
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	43,697
Hewitt Associates, Inc. Class A (a)	1,990,000	57,710
Lender Processing Services, Inc.	1,035,000	30,067
MasterCard, Inc. Class A	515,000	90,810
The Western Union Co.	1,360,000	23,977
Total System Services, Inc.	2,890,659	39,457
VeriFone Holdings, Inc. (a)(e)	8,445,500	64,439
Visa, Inc.	7,719,100	522,660
		872,817
Semiconductors & Semiconductor Equipment - 6.0%
Applied Materials, Inc.	7,025,400	79,106
ASML Holding NV (NY Shares)	648,888	13,432
Atheros Communications, Inc. (a)(e)	6,103,701	102,298
Atheros Communications, Inc. (a)(e)(f)	1,741,486	29,187
Broadcom Corp. Class A (a)	4,395,000	111,985
Cree, Inc. (a)(d)(e)	8,966,131	272,839
Cypress Semiconductor Corp. (a)(e)	15,976,000	137,394
FEI Co. (a)(d)	1,763,100	38,365
Intel Corp.	17,335,800	272,519
International Rectifier Corp. (a)	3,240,000	46,883
KLA-Tencor Corp.	510,000	13,770
Linear Technology Corp.	625,800	14,650
Marvell Technology Group Ltd. (a)	2,718,310	31,070
Mellanox Technologies Ltd. (a)(e)	3,023,300	35,735
NVIDIA Corp. (a)	11,485,000	119,789
Power Integrations, Inc. (e)	2,961,308	65,326
Rambus, Inc. (a)(e)	7,333,000	94,962
Rubicon Technology, Inc. (a)(d)(e)	2,061,630	18,946
Samsung Electronics Co. Ltd.	50,000	22,302
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Texas Instruments, Inc.	2,236,000	$ 43,378
Volterra Semiconductor Corp. (a)(e)	1,325,000	18,100
		1,582,036
Software - 8.3%
Activision Blizzard, Inc. (a)	2,550,000	30,804
Adobe Systems, Inc. (a)	843,236	23,762
ArcSight, Inc. (a)(e)	2,664,885	42,931
Citrix Systems, Inc. (a)	1,736,377	54,540
Electronic Arts, Inc. (a)	2,160,000	49,658
Microsoft Corp.	22,095,000	461,565
Nintendo Co. Ltd.	1,051,125	283,215
Oracle Corp.	6,205,000	121,556
Red Hat, Inc. (a)(e)	18,247,391	364,035
Rosetta Stone, Inc.	603,200	14,543
Salesforce.com, Inc. (a)(e)	12,199,994	462,990
SuccessFactors, Inc. (a)(e)	5,667,919	44,436
Sybase, Inc. (a)	3,939,399	128,149
Symantec Corp. (a)	325,800	5,079
TiVo, Inc. (a)(e)	10,218,629	71,530
VMware, Inc. Class A (a)(d)	1,217,533	37,792
		2,196,585
TOTAL INFORMATION TECHNOLOGY		9,069,704
MATERIALS - 3.8%
Chemicals - 2.3%
Dow Chemical Co.	3,250,000	57,460
E.I. du Pont de Nemours & Co.	1,850,000	52,670
Minerals Technologies, Inc. (e)	1,927,580	75,407
Monsanto Co.	3,744,978	307,650
OM Group, Inc. (a)(e)	2,360,000	62,540
Potash Corp. of Saskatchewan, Inc.	226,200	26,084
PPG Industries, Inc.	475,000	21,123
		602,934
Metals & Mining - 1.5%
Alcoa, Inc.	5,650,000	52,093
Barrick Gold Corp.	1,379,000	52,252
Brush Engineered Materials, Inc. (a)	995,000	15,273
Freeport-McMoRan Copper & Gold, Inc. Class B	1,675,000	91,170
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	3,350,000	$ 147,099
Vale SA sponsored ADR	1,536,000	29,414
		387,301
TOTAL MATERIALS		990,235
TELECOMMUNICATION SERVICES - 2.6%
Wireless Telecommunication Services - 2.6%
Leap Wireless International, Inc. (a)	3,250,000	121,843
MetroPCS Communications, Inc. (a)	5,075,000	86,935
Sprint Nextel Corp. (a)	91,900,000	473,285
		682,063
UTILITIES - 0.3%
Electric Utilities - 0.1%
Exelon Corp.	565,000	27,126
Independent Power Producers & Energy Traders - 0.2%
Ormat Technologies, Inc. (d)	1,191,996	47,549
Water Utilities - 0.0%
American Water Works Co., Inc.	750,000	12,960
TOTAL UTILITIES		87,635
TOTAL COMMON STOCKS (Cost $27,099,569)		26,271,122
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Biotechnology - 0.0%
Pacific Biosciences of California, Inc. 8.00% (f)	714,286	2,500
Perlegen Sciences, Inc. Series D, 8.00% (f)	12,820,512	3,205
		5,705
Pharmaceuticals - 0.1%
Concert Pharmaceuticals, Inc. Series C, 6.00% (f)	4,000,000	7,160
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,000)		12,865
Money Market Funds - 2.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (b)	89,674,300	$ 89,674
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	485,569,244	485,569
TOTAL MONEY MARKET FUNDS (Cost $575,243)		575,243
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $6,119)	$ 6,119	6,119
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $27,715,931)		26,865,349
NET OTHER ASSETS - (1.9)%		(490,941)
NET ASSETS - 100%		$ 26,374,408
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,203,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Pacific Biosciences of California, Inc. 8.00%	7/11/08	$ 5,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$6,119,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 3,028
Banc of America Securities LLC	1,189
Barclays Capital, Inc.	1,611
Deutsche Bank Securities, Inc.	291
$ 6,119
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 234
Fidelity Securities Lending Cash Central Fund	6,879
Total	$ 7,113
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 4,747	$ -	$ 772	$ -	$ 5,762
Acorda Therapeutics, Inc.	55,053	9,610	-	-	86,042
Affymax, Inc.	14,621	-	-	-	21,335
Alexion Pharmaceuticals, Inc.	261,486	14,350	21,224	-	275,375
Alkermes, Inc.	75,145	-	-	-	82,884
Alnylam Pharmaceuticals, Inc.	70,461	3,949	-	-	82,175
Amylin Pharmaceuticals, Inc.	101,692	1,079	-	-	156,298
ArcSight, Inc.	-	39,168	8	-	42,931
Array Biopharma, Inc.	17,967	23	-	-	14,800
Atheros Communications, Inc.	87,347	1,778	-	-	102,298
Atheros Communications, Inc.	25,426	-	-	-	29,187
Auxilium Pharmaceuticals, Inc.	87,881	3,111	-	-	96,869
Buffalo Wild Wings, Inc.	40,919	-	-	-	63,268
Celera Corp.	93,308	-	1,955	-	70,324
Cepheid, Inc.	38,542	20,328	-	-	52,047
Coinstar, Inc.	46,247	-	-	-	73,806
Cree, Inc.	142,382	-	-	-	272,839
CV Therapeutics, Inc.	55,185	5,181	126,186	-	-
Cypress Semiconductor Corp.	59,590	-	-	-	137,394
Exelixis, Inc.	32,615	-	-	-	58,581
Gen-Probe, Inc.	116,058	-	131,657	-	-
Green Mountain Coffee Roasters, Inc.	-	103,521	-	-	176,362
GTx, Inc.	37,462	-	19,802	-	-
Human Genome Sciences, Inc.	15,352	-	5,248	-	-
Illumina, Inc.	215,767	-	175,368	-	-
Immunomedics, Inc.	10,863	-	-	-	15,196
Infinera Corp.	89,582	1,986	-	-	80,721
InterMune, Inc.	45,007	6,010	-	-	50,625
Internet Capital Group, Inc.	14,168	-	-	-	22,407
Isis Pharmaceuticals, Inc.	111,261	1,482	-	-	135,419
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
JetBlue Airways Corp.	$ 140,604	$ 1,863	$ -	$ -	$ 122,816
Lululemon Athletica, Inc.	54,299	8,159	-	-	83,828
MAP Pharmaceuticals, Inc.	4,255	2,399	137	-	14,308
Mellanox Technologies Ltd.	22,372	-	-	-	35,735
Minerals Technologies, Inc.	90,500	-	-	193	75,407
NuVasive, Inc.	60,788	12,059	50,873	-	-
OM Group, Inc.	46,563	-	-	-	62,540
OREXIGEN Therapeutics, Inc.	19,029	602	5,685	-	-
Palm, Inc.	26,220	16,514	-	-	165,031
Pharmasset, Inc.	28,823	4,552	1,734	-	21,215
Power Integrations, Inc.	54,192	-	-	148	65,326
Rambus, Inc.	108,595	1,866	27,477	-	94,962
Red Hat, Inc.	166,476	4,563	-	-	364,035
Regeneron Pharmaceuticals, Inc.	87,951	-	63,151	-	-
Rigel Pharmaceuticals, Inc.	27,063	82	-	-	30,510
Rubicon Technology, Inc.	9,401	-	-	-	18,946
Salesforce.com, Inc.	346,302	2,788	-	-	462,990
Seattle Genetics, Inc.	68,972	5,759	-	-	78,586
Sepracor, Inc.	131,361	-	42,413	-	128,254
Signature Bank, New York	70,009	-	-	-	63,548
Sonus Networks, Inc.	29,660	-	30,583	-	-
SuccessFactors, Inc.	34,586	789	-	-	44,436
Sunesis Pharmaceuticals, Inc.	1,988	-	613	-	-
Synaptics, Inc.	101,669	-	-	-	162,522
Thoratec Corp.	136,723	4,226	-	-	140,630
TiVo, Inc.	51,298	-	-	-	71,530
Transition Therapeutics, Inc.	5,850	-	-	-	9,528
Trubion Pharmaceuticals, Inc.	2,361	-	341	-	4,558
Universal Display Corp.	26,211	-	-	-	31,604
VeriFone Holdings, Inc.	19,769	20,216	-	-	64,439
Vertex Pharmaceuticals, Inc.	335,606	35,485	110,356	-	325,169
Volterra Semiconductor Corp.	9,911	-	-	-	18,100
Total	$ 4,285,541	$ 333,498	$ 815,583	$ 341	$ 4,965,498
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 26,865,349	$ 26,451,348	$ 400,985	$ 13,016
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 40,641
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(27,776)
Cost of Purchases	151
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 13,016

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $105,828,000 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $396,038,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $480,732 and repurchase agreements of $6,119) - See accompanying schedule: Unaffiliated issuers (cost $20,905,294)	$ 21,324,608
Fidelity Central Funds (cost $575,243)	575,243
Other affiliated issuers (cost $6,235,394)	4,965,498
Total Investments (cost $27,715,931)		$ 26,865,349
Receivable for investments sold		99,233
Receivable for fund shares sold		34,373
Dividends receivable		47,000
Distributions receivable from Fidelity Central Funds		2,410
Prepaid expenses		166
Other receivables		459
Total assets		27,048,990

Liabilities
Payable for investments purchased	$ 153,654
Payable for fund shares redeemed	15,082
Accrued management fee	14,067
Other affiliated payables	5,617
Other payables and accrued expenses	593
Collateral on securities loaned, at value	485,569
Total liabilities		674,582

Net Assets		$ 26,374,408
Net Assets consist of:
Paid in capital		$ 28,945,738
Undistributed net investment income		42,571
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,763,733)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(850,168)
Net Assets		$ 26,374,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Growth Company: Net Asset Value, offering price and redemption price per share ($23,628,486 ÷ 431,059.8 shares)	$ 54.81

Class K: Net Asset Value, offering price and redemption price per share ($2,745,922 ÷ 50,085.4 shares)	$ 54.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends (including $341 earned from other affiliated issuers)		$ 156,813
Interest		1
Income from Fidelity Central Funds		7,113
Total income		163,927

Expenses
Management fee Basic fee	$ 65,463
Performance adjustment	6,659
Transfer agent fees	32,348
Accounting and security lending fees	1,001
Custodian fees and expenses	247
Independent trustees' compensation	89
Registration fees	115
Audit	65
Legal	57
Interest	3
Miscellaneous	273
Total expenses before reductions	106,320
Expense reductions	(86)	106,234
Net investment income (loss)		57,693
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(715,456)
Other affiliated issuers	(200,492)
Foreign currency transactions	2,205
Total net realized gain (loss)		(913,743)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,484,562
Assets and liabilities in foreign currencies	(1,793)
Total change in net unrealized appreciation (depreciation)		4,482,769
Net gain (loss)		3,569,026
Net increase (decrease) in net assets resulting from operations		$ 3,626,719

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,693	$ 50,198
Net realized gain (loss)	(913,743)	(667,698)
Change in net unrealized appreciation (depreciation)	4,482,769	(16,086,371)
Net increase (decrease) in net assets resulting from operations	3,626,719	(16,703,871)
Distributions to shareholders from net investment income	(39,630)	-
Distributions to shareholders from net realized gain	-	(263,208)
Total distributions	(39,630)	(263,208)
Share transactions - net increase (decrease)	392,822	2,406,877
Total increase (decrease) in net assets	3,979,911	(14,560,202)

Net Assets
Beginning of period	22,394,497	36,954,699
End of period (including undistributed net investment income of $42,571 and undistributed net investment income of $46,140, respectively)	$ 26,374,408	$ 22,394,497

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Company

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 47.24	$ 83.70	$ 69.66	$ 62.44	$ 53.80	$ 49.40
Income from Investment Operations
Net investment income (loss) D	.12	.11	(.06)	(.16)	(.18)	.08 G
Net realized and unrealized gain (loss)	7.53	(35.97)	14.10	7.38	8.90	4.32
Total from investment operations	7.65	(35.86)	14.04	7.22	8.72	4.40
Distributions from net investment income	(.08)	-	-	-	(.08)	-
Distributions from net realized gain	-	(.60)	-	-	-	-
Total distributions	(.08)	(.60)	-	-	(.08)	-
Net asset value, end of period	$ 54.81	$ 47.24	$ 83.70	$ 69.66	$ 62.44	$ 53.80
Total Return B, C	16.22%	(43.15)%	20.16%	11.56%	16.23%	8.91%
Ratios to Average Net Assets E, H
Expenses before reductions	.94% A	.97%	.94%	.97%	.96%	.84%
Expenses net of fee waivers, if any	.94% A	.97%	.94%	.97%	.96%	.84%
Expenses net of all reductions	.94% A	.96%	.93%	.96%	.94%	.82%
Net investment income (loss)	.48% A	.15%	(.08)%	(.25)%	(.32)%	.15%
Supplemental Data
Net assets, end of period (in millions)	$ 23,628	$ 21,090	$ 36,955	$ 30,120	$ 26,826	$ 24,169
Portfolio turnover rate F	70% A	55%	49%	54%	50%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.18 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.29	$ 80.34
Income from Investment Operations
Net investment income (loss) D	.17	.11
Net realized and unrealized gain (loss)	7.54	(33.16)
Total from investment operations	7.71	(33.05)
Distributions from net investment income	(.18)	-
Net asset value, end of period	$ 54.82	$ 47.29
Total Return B, C	16.35%	(41.14)%
Ratios to Average Net Assets E, H
Expenses before reductions	.70% A	.81% A
Expenses net of fee waivers, if any	.70% A	.81% A
Expenses net of all reductions	.70% A	.81% A
Net investment income (loss)	.72% A	.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,746	$ 1,305
Portfolio turnover rate F	70% A	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Growth Company and Class K to eligible shareholders of Growth Company. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 15, 2009, the Board of Trustees of Fidelity Growth Company Fund approved the creation of an additional class of shares. The Fund commenced sale of shares of Class F on June 26, 2009.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,320,203
Unrealized depreciation	(5,490,037)
Net unrealized appreciation (depreciation)	$ (1,169,834)
Cost for federal income tax purposes	$ 28,035,183

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $8,544,783 and $8,135,614, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Growth Company as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Growth Company	31,686.30
Class K	662.06
	$ 32,348

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $114 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 32,670.42%		$ 3

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $70 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $6,879.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Growth Company's operating expenses. During the period, this reimbursement reduced the class expenses by $3.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $72 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Growth Company	$ 34,735	$ -
Class K	4,895	-
Total	$ 39,630	$ -
From net realized gain
Growth Company	$ -	$ 263,208

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008 A	Six months ended May 31, 2009	Year ended November 30, 2008 A
Growth Company
Shares sold	42,922	115,512	$ 2,076,656	$ 8,124,611
Conversion to Class K	(18,007)	(27,440)	(852,707)	(1,475,177)
Reinvestment of distributions	723	3,159	34,309	260,282
Shares redeemed	(41,008)	(86,290)	(1,942,215)	(5,987,868)
Net increase (decrease)	(15,370)	4,941	$ (683,957)	$ 921,848
Class K
Shares sold	7,525	935	$ 401,129	$ 49,007
Conversion from Growth Company	18,685	27,422	852,707	1,475,177
Reinvestment of distributions	103	-	4,895	-
Shares redeemed	(3,815)	(770)	(181,952)	(39,155)
Net increase (decrease)	22,498	27,587	$ 1,076,779	$ 1,485,029

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, New York

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GCF-USAN-0709
1.786812.106

Fidelity®

Growth Company

Fund -
Class K

Semiannual Report

May 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Growth Company	.94%
Actual		$ 1,000.00	$ 1,162.20	$ 5.07
Hypothetical A		$ 1,000.00	$ 1,020.24	$ 4.73
Class K	.70%
Actual		$ 1,000.00	$ 1,163.50	$ 3.78
Hypothetical A		$ 1,000.00	$ 1,021.44	$ 3.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	3.7	2.5
Apple, Inc.	2.8	2.9
QUALCOMM, Inc.	2.8	2.6
Visa, Inc.	2.0	1.7
Sprint Nextel Corp.	1.8	0.0
Salesforce.com, Inc.	1.7	1.6
Microsoft Corp.	1.7	1.6
Southwestern Energy Co.	1.8	1.8
Red Hat, Inc.	1.4	0.7
Amazon.com, Inc.	1.4	0.6
	21.1
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.4	29.7
Health Care	14.5	24.4
Energy	10.8	10.8
Consumer Discretionary	10.1	6.4
Consumer Staples	8.7	13.6
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 99.6%		Stocks 99.4%
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	8.5%	** Foreign investments	10.8%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.3%
Johnson Controls, Inc.	3,500,000	$ 69,755
Diversified Consumer Services - 0.3%
Coinstar, Inc. (a)(e)	2,491,748	73,806
Hotels, Restaurants & Leisure - 3.0%
Buffalo Wild Wings, Inc. (a)(d)(e)	1,782,200	63,268
Las Vegas Sands Corp. (a)(d)	1,000,000	9,910
McDonald's Corp.	3,355,000	197,911
Panera Bread Co. Class A (a)	1,445,000	76,932
Starbucks Corp. (a)	20,363,400	293,029
Starwood Hotels & Resorts Worldwide, Inc.	4,665,000	114,153
The Cheesecake Factory, Inc. (a)	2,100,000	35,931
		791,134
Household Durables - 0.1%
Tupperware Brands Corp.	790,000	19,213
Internet & Catalog Retail - 1.4%
Amazon.com, Inc.	4,596,000	358,442
Media - 0.4%
Comcast Corp. Class A	4,197,500	57,800
DreamWorks Animation SKG, Inc. Class A (a)	667,972	18,610
News Corp. Class A	1,330,000	13,007
The Walt Disney Co.	84,500	2,047
Time Warner Cable, Inc.	226,072	6,961
Time Warner, Inc.	900,650	21,093
		119,518
Multiline Retail - 1.5%
Dollar Tree, Inc. (a)	475,000	21,266
Kohl's Corp. (a)	2,390,000	101,503
Macy's, Inc.	2,150,000	25,112
Nordstrom, Inc. (d)	2,700,000	53,163
Target Corp.	5,245,000	206,129
		407,173
Specialty Retail - 2.4%
Bed Bath & Beyond, Inc. (a)	1,765,000	49,614
Best Buy Co., Inc.	5,092,500	178,747
Gamestop Corp. Class A (a)	740,000	18,463
Gap, Inc.	617,825	11,028
Home Depot, Inc.	5,785,000	133,981
Lowe's Companies, Inc.	4,745,800	90,218
Staples, Inc.	4,425,602	90,504
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tiffany & Co., Inc.	1,275,000	$ 36,172
Urban Outfitters, Inc. (a)	1,540,000	31,447
		640,174
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	187,200	4,918
Hanesbrands, Inc. (a)	255,000	4,310
Lululemon Athletica, Inc. (a)(d)(e)	6,637,236	83,828
NIKE, Inc. Class B	1,454,000	82,951
		176,007
TOTAL CONSUMER DISCRETIONARY		2,655,222
CONSUMER STAPLES - 8.7%
Beverages - 1.8%
Dr Pepper Snapple Group, Inc. (a)	6,110,000	132,770
PepsiCo, Inc.	2,956,640	153,893
The Coca-Cola Co.	3,917,500	192,584
		479,247
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	2,025,800	98,292
CVS Caremark Corp.	3,012,780	89,781
Kroger Co.	390,000	8,892
Sysco Corp.	848,200	20,323
Wal-Mart Stores, Inc.	6,810,300	338,744
Walgreen Co.	3,290,000	98,009
Whole Foods Market, Inc. (d)	2,305,000	43,495
		697,536
Food Products - 2.2%
Archer Daniels Midland Co.	315,000	8,669
Cadbury PLC	6,400,000	55,925
Campbell Soup Co.	920,000	25,502
Cosan Ltd. Class A (a)	8,683,455	44,372
General Mills, Inc.	32,800	1,679
Green Mountain Coffee Roasters, Inc. (a)(d)(e)	2,112,884	176,362
Hershey Co.	605,000	21,308
Kellogg Co.	490,000	21,193
Smithfield Foods, Inc. (a)(d)	5,825,000	72,405
Tyson Foods, Inc. Class A	10,780,000	143,590
		571,005
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.5%
Clorox Co.	570,000	$ 29,891
Colgate-Palmolive Co.	140,000	9,233
Procter & Gamble Co.	1,844,483	95,802
		134,926
Personal Products - 0.2%
Avon Products, Inc.	1,455,000	38,645
Mead Johnson Nutrition Co. Class A	261,800	8,158
		46,803
Tobacco - 1.4%
Altria Group, Inc.	4,950,380	84,602
Philip Morris International, Inc.	6,900,380	294,232
		378,834
TOTAL CONSUMER STAPLES		2,308,351
ENERGY - 10.8%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	537,400	20,991
Diamond Offshore Drilling, Inc.	627,900	52,919
FMC Technologies, Inc. (a)	925,000	38,499
Schlumberger Ltd. (NY Shares)	4,559,000	260,912
Transocean Ltd. (a)	1,490,668	118,478
Weatherford International Ltd. (a)	5,470,480	113,239
		605,038
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	3,260,000	155,763
Apache Corp.	630,000	53,084
Cameco Corp.	800,000	21,989
Chesapeake Energy Corp.	14,470,000	327,890
Devon Energy Corp.	465,000	29,407
El Paso Corp.	3,550,000	34,613
EnCana Corp.	235,000	12,914
EOG Resources, Inc.	740,000	54,161
Exxon Mobil Corp.	1,515,000	105,065
Hess Corp.	3,409,000	227,005
Newfield Exploration Co. (a)	3,230,000	116,668
Noble Energy, Inc.	850,000	50,558
Occidental Petroleum Corp.	2,380,000	159,722
Peabody Energy Corp.	150,000	5,097
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp. (a)	4,501,100	$ 113,428
Petroleo Brasileiro SA - Petrobras sponsored ADR	4,545,000	200,116
Range Resources Corp.	673,689	30,862
SandRidge Energy, Inc. (a)	3,985,000	43,397
Southwestern Energy Co. (a)	10,582,461	460,020
Ultra Petroleum Corp. (a)	725,000	32,828
		2,234,587
TOTAL ENERGY		2,839,625
FINANCIALS - 7.8%
Capital Markets - 2.5%
Charles Schwab Corp.	4,739,975	83,424
Franklin Resources, Inc.	520,000	34,762
Goldman Sachs Group, Inc.	2,140,000	309,380
Jefferies Group, Inc.	380,000	8,219
Knight Capital Group, Inc. Class A (a)	1,695,000	29,171
Morgan Stanley	4,300,000	130,376
Northern Trust Corp.	995,000	57,362
The Blackstone Group LP	1,250,000	13,688
		666,382
Commercial Banks - 2.0%
Comerica, Inc.	1,625,000	35,230
HDFC Bank Ltd. sponsored ADR	75,000	7,463
PNC Financial Services Group, Inc.	700,000	31,885
PrivateBancorp, Inc. (d)	1,750,000	35,053
Signature Bank, New York (a)(e)	2,349,284	63,548
TCF Financial Corp. (d)	3,600,000	51,696
U.S. Bancorp, Delaware	6,570,000	126,144
Wells Fargo & Co.	7,152,300	182,384
		533,403
Consumer Finance - 1.1%
American Express Co.	2,392,548	59,455
Discover Financial Services	23,830,000	227,815
		287,270
Diversified Financial Services - 2.2%
Bank of America Corp.	4,500,000	50,715
BM&F BOVESPA SA	28,929,772	165,922
Citigroup, Inc. (d)	7,000,000	26,040
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc.	325,000	$ 104,533
JPMorgan Chase & Co.	6,175,000	227,858
		575,068
TOTAL FINANCIALS		2,062,123
HEALTH CARE - 14.4%
Biotechnology - 7.7%
Acadia Pharmaceuticals, Inc. (a)(e)	2,939,844	5,762
Acorda Therapeutics, Inc. (a)(e)	3,484,906	86,042
Affymax, Inc. (a)(e)	1,255,000	21,335
Alexion Pharmaceuticals, Inc. (a)(e)	7,544,530	275,375
Alkermes, Inc. (a)(e)	10,182,261	82,884
Alnylam Pharmaceuticals, Inc. (a)(d)(e)	4,036,109	82,175
Amylin Pharmaceuticals, Inc. (a)(e)	13,807,260	156,298
Array Biopharma, Inc. (a)(e)	4,758,770	14,800
Biogen Idec, Inc. (a)	1,824,164	94,473
Celera Corp. (a)(e)	9,289,848	70,324
Celgene Corp. (a)	4,046,744	170,934
Cepheid, Inc. (a)(e)	5,153,175	52,047
Cougar Biotechnology, Inc. (a)	1,051,814	45,217
Dendreon Corp. (a)	800,000	18,136
Genzyme Corp. (a)	520,000	30,753
Gilead Sciences, Inc. (a)	1,700,000	73,270
GTx, Inc. (a)(d)	538,530	4,631
Human Genome Sciences, Inc. (a)	4,324,010	10,680
ImmunoGen, Inc. (a)	1,210,000	10,031
Immunomedics, Inc. (a)(e)	6,102,700	15,196
InterMune, Inc. (a)(d)(e)	4,283,017	50,625
Isis Pharmaceuticals, Inc. (a)(e)	9,812,981	135,419
Myriad Genetics, Inc. (a)	658,496	23,811
OREXIGEN Therapeutics, Inc. (a)(d)	677,357	2,411
Pharmasset, Inc. (a)(e)	2,020,436	21,215
Regeneron Pharmaceuticals, Inc. (a)	1,538,948	23,561
Rigel Pharmaceuticals, Inc. (a)(e)	3,658,256	30,510
Seattle Genetics, Inc. (a)(e)	8,551,286	78,586
Sunesis Pharmaceuticals, Inc. (a)	736,200	405
Transition Therapeutics, Inc. (a)(e)	2,332,446	9,528
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Trubion Pharmaceuticals, Inc. (a)(d)(e)	1,545,000	$ 4,558
Vertex Pharmaceuticals, Inc. (a)(d)(e)	10,908,067	325,169
		2,026,161
Health Care Equipment & Supplies - 1.2%
Alcon, Inc.	40,000	4,340
Baxter International, Inc.	430,000	22,012
Edwards Lifesciences Corp. (a)	450,000	28,728
Insulet Corp. (a)(d)	1,291,400	9,337
Medtronic, Inc.	1,729,964	59,424
NuVasive, Inc. (a)	365,424	13,199
St. Jude Medical, Inc. (a)	834,200	32,550
Thoratec Corp. (a)(e)	5,607,265	140,630
		310,220
Health Care Providers & Services - 0.7%
Cardinal Health, Inc.	560,000	20,020
McKesson Corp.	1,110,000	45,677
Medco Health Solutions, Inc. (a)	1,412,720	64,830
UnitedHealth Group, Inc.	2,356,400	62,680
		193,207
Health Care Technology - 0.2%
athenahealth, Inc. (a)	569,485	17,187
Cerner Corp. (a)(d)	510,000	29,728
		46,915
Life Sciences Tools & Services - 0.9%
Bruker BioSciences Corp. (a)	2,215,000	14,464
Exelixis, Inc. (a)(e)	10,555,134	58,581
Illumina, Inc. (a)(d)	4,578,130	168,063
		241,108
Pharmaceuticals - 3.7%
Abbott Laboratories	2,111,500	95,144
Allergan, Inc.	1,235,000	54,501
ARYx Therapeutics, Inc. (a)	345,298	1,443
Auxilium Pharmaceuticals, Inc. (a)(e)	4,134,416	96,869
Bristol-Myers Squibb Co.	2,489,700	49,595
Concert Pharmaceuticals, Inc. (a)(f)	186,198	151
Elan Corp. PLC sponsored ADR (a)	47,472,812	331,360
Eli Lilly & Co.	155,000	5,358
Johnson & Johnson	788,300	43,483
MAP Pharmaceuticals, Inc. (a)(d)(e)	1,183,425	14,308
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,300,100	$ 35,857
Schering-Plough Corp.	1,587,600	38,737
Sepracor, Inc. (a)(e)	8,195,129	128,254
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,060,000	95,502
		990,562
TOTAL HEALTH CARE		3,808,173
INDUSTRIALS - 6.7%
Aerospace & Defense - 1.0%
Honeywell International, Inc.	1,405,000	46,590
ITT Corp.	20,000	824
Lockheed Martin Corp.	2,040,100	170,614
Raytheon Co.	665,000	29,692
The Boeing Co.	520,000	23,322
		271,042
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	3,419,000	174,848
Airlines - 0.7%
Delta Air Lines, Inc. (a)	2,309,146	13,416
JetBlue Airways Corp. (a)(e)	27,111,793	122,816
Ryanair Holdings PLC sponsored ADR (a)	20,000	582
Ryanair Holdings PLC warrants (UBS Warrant Programme) 2/25/10 (a)	3,230,000	33,424
Southwest Airlines Co.	3,658,515	24,658
		194,896
Commercial Services & Supplies - 0.0%
Cintas Corp.	445,000	10,364
Construction & Engineering - 0.3%
Fluor Corp.	1,585,000	74,463
Electrical Equipment - 0.3%
First Solar, Inc. (a)	387,090	73,547
Industrial Conglomerates - 0.8%
3M Co.	2,940,000	167,874
General Electric Co.	1,000,000	13,480
McDermott International, Inc. (a)	875,000	19,224
		200,578
Machinery - 1.9%
Caterpillar, Inc.	4,985,000	176,768
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	1,200,000	$ 38,916
Danaher Corp.	1,610,000	97,164
Deere & Co.	4,005,000	174,097
		486,945
Professional Services - 0.1%
Manpower, Inc.	900,000	38,259
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	1,015,000	73,527
CSX Corp.	1,515,000	48,116
Norfolk Southern Corp.	1,065,000	39,618
Union Pacific Corp.	1,660,000	81,788
		243,049
TOTAL INDUSTRIALS		1,767,991
INFORMATION TECHNOLOGY - 34.4%
Communications Equipment - 5.8%
Cisco Systems, Inc. (a)	14,902,600	275,698
Corning, Inc.	4,383,000	64,430
Infinera Corp. (a)(d)(e)	9,430,000	80,721
Juniper Networks, Inc. (a)	1,410,000	34,869
Palm, Inc. (a)(d)(e)	13,527,140	165,031
QUALCOMM, Inc.	16,728,400	729,191
Research In Motion Ltd. (a)	2,252,800	177,160
		1,527,100
Computers & Peripherals - 5.9%
Apple, Inc. (a)	5,390,959	732,146
Hewlett-Packard Co.	7,835,000	269,132
International Business Machines Corp.	2,939,800	312,442
NetApp, Inc. (a)	3,977,208	77,556
SanDisk Corp. (a)	105,000	1,644
Synaptics, Inc. (a)(d)(e)	4,627,623	162,522
		1,555,442
Electronic Equipment & Components - 0.1%
Trimble Navigation Ltd. (a)	140,000	2,685
Universal Display Corp. (a)(d)(e)	3,595,445	31,604
		34,289
Internet Software & Services - 5.0%
Akamai Technologies, Inc. (a)	1,045,000	23,262
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
eBay, Inc. (a)	3,072,200	$ 54,132
Google, Inc. Class A (sub. vtg.) (a)	2,337,448	975,254
Internet Capital Group, Inc. (a)(e)	3,850,000	22,407
Mercadolibre, Inc. (a)	975,000	21,099
OpenTable, Inc.	278,800	7,940
VeriSign, Inc. (a)	1,290,000	30,199
VistaPrint Ltd. (a)	1,475,000	56,478
Yahoo!, Inc. (a)	6,986,340	110,664
		1,301,435
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	43,697
Hewitt Associates, Inc. Class A (a)	1,990,000	57,710
Lender Processing Services, Inc.	1,035,000	30,067
MasterCard, Inc. Class A	515,000	90,810
The Western Union Co.	1,360,000	23,977
Total System Services, Inc.	2,890,659	39,457
VeriFone Holdings, Inc. (a)(e)	8,445,500	64,439
Visa, Inc.	7,719,100	522,660
		872,817
Semiconductors & Semiconductor Equipment - 6.0%
Applied Materials, Inc.	7,025,400	79,106
ASML Holding NV (NY Shares)	648,888	13,432
Atheros Communications, Inc. (a)(e)	6,103,701	102,298
Atheros Communications, Inc. (a)(e)(f)	1,741,486	29,187
Broadcom Corp. Class A (a)	4,395,000	111,985
Cree, Inc. (a)(d)(e)	8,966,131	272,839
Cypress Semiconductor Corp. (a)(e)	15,976,000	137,394
FEI Co. (a)(d)	1,763,100	38,365
Intel Corp.	17,335,800	272,519
International Rectifier Corp. (a)	3,240,000	46,883
KLA-Tencor Corp.	510,000	13,770
Linear Technology Corp.	625,800	14,650
Marvell Technology Group Ltd. (a)	2,718,310	31,070
Mellanox Technologies Ltd. (a)(e)	3,023,300	35,735
NVIDIA Corp. (a)	11,485,000	119,789
Power Integrations, Inc. (e)	2,961,308	65,326
Rambus, Inc. (a)(e)	7,333,000	94,962
Rubicon Technology, Inc. (a)(d)(e)	2,061,630	18,946
Samsung Electronics Co. Ltd.	50,000	22,302
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Texas Instruments, Inc.	2,236,000	$ 43,378
Volterra Semiconductor Corp. (a)(e)	1,325,000	18,100
		1,582,036
Software - 8.3%
Activision Blizzard, Inc. (a)	2,550,000	30,804
Adobe Systems, Inc. (a)	843,236	23,762
ArcSight, Inc. (a)(e)	2,664,885	42,931
Citrix Systems, Inc. (a)	1,736,377	54,540
Electronic Arts, Inc. (a)	2,160,000	49,658
Microsoft Corp.	22,095,000	461,565
Nintendo Co. Ltd.	1,051,125	283,215
Oracle Corp.	6,205,000	121,556
Red Hat, Inc. (a)(e)	18,247,391	364,035
Rosetta Stone, Inc.	603,200	14,543
Salesforce.com, Inc. (a)(e)	12,199,994	462,990
SuccessFactors, Inc. (a)(e)	5,667,919	44,436
Sybase, Inc. (a)	3,939,399	128,149
Symantec Corp. (a)	325,800	5,079
TiVo, Inc. (a)(e)	10,218,629	71,530
VMware, Inc. Class A (a)(d)	1,217,533	37,792
		2,196,585
TOTAL INFORMATION TECHNOLOGY		9,069,704
MATERIALS - 3.8%
Chemicals - 2.3%
Dow Chemical Co.	3,250,000	57,460
E.I. du Pont de Nemours & Co.	1,850,000	52,670
Minerals Technologies, Inc. (e)	1,927,580	75,407
Monsanto Co.	3,744,978	307,650
OM Group, Inc. (a)(e)	2,360,000	62,540
Potash Corp. of Saskatchewan, Inc.	226,200	26,084
PPG Industries, Inc.	475,000	21,123
		602,934
Metals & Mining - 1.5%
Alcoa, Inc.	5,650,000	52,093
Barrick Gold Corp.	1,379,000	52,252
Brush Engineered Materials, Inc. (a)	995,000	15,273
Freeport-McMoRan Copper & Gold, Inc. Class B	1,675,000	91,170
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	3,350,000	$ 147,099
Vale SA sponsored ADR	1,536,000	29,414
		387,301
TOTAL MATERIALS		990,235
TELECOMMUNICATION SERVICES - 2.6%
Wireless Telecommunication Services - 2.6%
Leap Wireless International, Inc. (a)	3,250,000	121,843
MetroPCS Communications, Inc. (a)	5,075,000	86,935
Sprint Nextel Corp. (a)	91,900,000	473,285
		682,063
UTILITIES - 0.3%
Electric Utilities - 0.1%
Exelon Corp.	565,000	27,126
Independent Power Producers & Energy Traders - 0.2%
Ormat Technologies, Inc. (d)	1,191,996	47,549
Water Utilities - 0.0%
American Water Works Co., Inc.	750,000	12,960
TOTAL UTILITIES		87,635
TOTAL COMMON STOCKS (Cost $27,099,569)		26,271,122
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Biotechnology - 0.0%
Pacific Biosciences of California, Inc. 8.00% (f)	714,286	2,500
Perlegen Sciences, Inc. Series D, 8.00% (f)	12,820,512	3,205
		5,705
Pharmaceuticals - 0.1%
Concert Pharmaceuticals, Inc. Series C, 6.00% (f)	4,000,000	7,160
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,000)		12,865
Money Market Funds - 2.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (b)	89,674,300	$ 89,674
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	485,569,244	485,569
TOTAL MONEY MARKET FUNDS (Cost $575,243)		575,243
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $6,119)	$ 6,119	6,119
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $27,715,931)		26,865,349
NET OTHER ASSETS - (1.9)%		(490,941)
NET ASSETS - 100%		$ 26,374,408
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,203,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Pacific Biosciences of California, Inc. 8.00%	7/11/08	$ 5,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$6,119,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 3,028
Banc of America Securities LLC	1,189
Barclays Capital, Inc.	1,611
Deutsche Bank Securities, Inc.	291
$ 6,119
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 234
Fidelity Securities Lending Cash Central Fund	6,879
Total	$ 7,113
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 4,747	$ -	$ 772	$ -	$ 5,762
Acorda Therapeutics, Inc.	55,053	9,610	-	-	86,042
Affymax, Inc.	14,621	-	-	-	21,335
Alexion Pharmaceuticals, Inc.	261,486	14,350	21,224	-	275,375
Alkermes, Inc.	75,145	-	-	-	82,884
Alnylam Pharmaceuticals, Inc.	70,461	3,949	-	-	82,175
Amylin Pharmaceuticals, Inc.	101,692	1,079	-	-	156,298
ArcSight, Inc.	-	39,168	8	-	42,931
Array Biopharma, Inc.	17,967	23	-	-	14,800
Atheros Communications, Inc.	87,347	1,778	-	-	102,298
Atheros Communications, Inc.	25,426	-	-	-	29,187
Auxilium Pharmaceuticals, Inc.	87,881	3,111	-	-	96,869
Buffalo Wild Wings, Inc.	40,919	-	-	-	63,268
Celera Corp.	93,308	-	1,955	-	70,324
Cepheid, Inc.	38,542	20,328	-	-	52,047
Coinstar, Inc.	46,247	-	-	-	73,806
Cree, Inc.	142,382	-	-	-	272,839
CV Therapeutics, Inc.	55,185	5,181	126,186	-	-
Cypress Semiconductor Corp.	59,590	-	-	-	137,394
Exelixis, Inc.	32,615	-	-	-	58,581
Gen-Probe, Inc.	116,058	-	131,657	-	-
Green Mountain Coffee Roasters, Inc.	-	103,521	-	-	176,362
GTx, Inc.	37,462	-	19,802	-	-
Human Genome Sciences, Inc.	15,352	-	5,248	-	-
Illumina, Inc.	215,767	-	175,368	-	-
Immunomedics, Inc.	10,863	-	-	-	15,196
Infinera Corp.	89,582	1,986	-	-	80,721
InterMune, Inc.	45,007	6,010	-	-	50,625
Internet Capital Group, Inc.	14,168	-	-	-	22,407
Isis Pharmaceuticals, Inc.	111,261	1,482	-	-	135,419
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
JetBlue Airways Corp.	$ 140,604	$ 1,863	$ -	$ -	$ 122,816
Lululemon Athletica, Inc.	54,299	8,159	-	-	83,828
MAP Pharmaceuticals, Inc.	4,255	2,399	137	-	14,308
Mellanox Technologies Ltd.	22,372	-	-	-	35,735
Minerals Technologies, Inc.	90,500	-	-	193	75,407
NuVasive, Inc.	60,788	12,059	50,873	-	-
OM Group, Inc.	46,563	-	-	-	62,540
OREXIGEN Therapeutics, Inc.	19,029	602	5,685	-	-
Palm, Inc.	26,220	16,514	-	-	165,031
Pharmasset, Inc.	28,823	4,552	1,734	-	21,215
Power Integrations, Inc.	54,192	-	-	148	65,326
Rambus, Inc.	108,595	1,866	27,477	-	94,962
Red Hat, Inc.	166,476	4,563	-	-	364,035
Regeneron Pharmaceuticals, Inc.	87,951	-	63,151	-	-
Rigel Pharmaceuticals, Inc.	27,063	82	-	-	30,510
Rubicon Technology, Inc.	9,401	-	-	-	18,946
Salesforce.com, Inc.	346,302	2,788	-	-	462,990
Seattle Genetics, Inc.	68,972	5,759	-	-	78,586
Sepracor, Inc.	131,361	-	42,413	-	128,254
Signature Bank, New York	70,009	-	-	-	63,548
Sonus Networks, Inc.	29,660	-	30,583	-	-
SuccessFactors, Inc.	34,586	789	-	-	44,436
Sunesis Pharmaceuticals, Inc.	1,988	-	613	-	-
Synaptics, Inc.	101,669	-	-	-	162,522
Thoratec Corp.	136,723	4,226	-	-	140,630
TiVo, Inc.	51,298	-	-	-	71,530
Transition Therapeutics, Inc.	5,850	-	-	-	9,528
Trubion Pharmaceuticals, Inc.	2,361	-	341	-	4,558
Universal Display Corp.	26,211	-	-	-	31,604
VeriFone Holdings, Inc.	19,769	20,216	-	-	64,439
Vertex Pharmaceuticals, Inc.	335,606	35,485	110,356	-	325,169
Volterra Semiconductor Corp.	9,911	-	-	-	18,100
Total	$ 4,285,541	$ 333,498	$ 815,583	$ 341	$ 4,965,498
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 26,865,349	$ 26,451,348	$ 400,985	$ 13,016
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 40,641
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(27,776)
Cost of Purchases	151
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 13,016

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $105,828,000 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $396,038,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $480,732 and repurchase agreements of $6,119) - See accompanying schedule: Unaffiliated issuers (cost $20,905,294)	$ 21,324,608
Fidelity Central Funds (cost $575,243)	575,243
Other affiliated issuers (cost $6,235,394)	4,965,498
Total Investments (cost $27,715,931)		$ 26,865,349
Receivable for investments sold		99,233
Receivable for fund shares sold		34,373
Dividends receivable		47,000
Distributions receivable from Fidelity Central Funds		2,410
Prepaid expenses		166
Other receivables		459
Total assets		27,048,990

Liabilities
Payable for investments purchased	$ 153,654
Payable for fund shares redeemed	15,082
Accrued management fee	14,067
Other affiliated payables	5,617
Other payables and accrued expenses	593
Collateral on securities loaned, at value	485,569
Total liabilities		674,582

Net Assets		$ 26,374,408
Net Assets consist of:
Paid in capital		$ 28,945,738
Undistributed net investment income		42,571
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,763,733)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(850,168)
Net Assets		$ 26,374,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Growth Company: Net Asset Value, offering price and redemption price per share ($23,628,486 ÷ 431,059.8 shares)	$ 54.81

Class K: Net Asset Value, offering price and redemption price per share ($2,745,922 ÷ 50,085.4 shares)	$ 54.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends (including $341 earned from other affiliated issuers)		$ 156,813
Interest		1
Income from Fidelity Central Funds		7,113
Total income		163,927

Expenses
Management fee Basic fee	$ 65,463
Performance adjustment	6,659
Transfer agent fees	32,348
Accounting and security lending fees	1,001
Custodian fees and expenses	247
Independent trustees' compensation	89
Registration fees	115
Audit	65
Legal	57
Interest	3
Miscellaneous	273
Total expenses before reductions	106,320
Expense reductions	(86)	106,234
Net investment income (loss)		57,693
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(715,456)
Other affiliated issuers	(200,492)
Foreign currency transactions	2,205
Total net realized gain (loss)		(913,743)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,484,562
Assets and liabilities in foreign currencies	(1,793)
Total change in net unrealized appreciation (depreciation)		4,482,769
Net gain (loss)		3,569,026
Net increase (decrease) in net assets resulting from operations		$ 3,626,719

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,693	$ 50,198
Net realized gain (loss)	(913,743)	(667,698)
Change in net unrealized appreciation (depreciation)	4,482,769	(16,086,371)
Net increase (decrease) in net assets resulting from operations	3,626,719	(16,703,871)
Distributions to shareholders from net investment income	(39,630)	-
Distributions to shareholders from net realized gain	-	(263,208)
Total distributions	(39,630)	(263,208)
Share transactions - net increase (decrease)	392,822	2,406,877
Total increase (decrease) in net assets	3,979,911	(14,560,202)

Net Assets
Beginning of period	22,394,497	36,954,699
End of period (including undistributed net investment income of $42,571 and undistributed net investment income of $46,140, respectively)	$ 26,374,408	$ 22,394,497

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Company

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 47.24	$ 83.70	$ 69.66	$ 62.44	$ 53.80	$ 49.40
Income from Investment Operations
Net investment income (loss) D	.12	.11	(.06)	(.16)	(.18)	.08 G
Net realized and unrealized gain (loss)	7.53	(35.97)	14.10	7.38	8.90	4.32
Total from investment operations	7.65	(35.86)	14.04	7.22	8.72	4.40
Distributions from net investment income	(.08)	-	-	-	(.08)	-
Distributions from net realized gain	-	(.60)	-	-	-	-
Total distributions	(.08)	(.60)	-	-	(.08)	-
Net asset value, end of period	$ 54.81	$ 47.24	$ 83.70	$ 69.66	$ 62.44	$ 53.80
Total Return B, C	16.22%	(43.15)%	20.16%	11.56%	16.23%	8.91%
Ratios to Average Net Assets E, H
Expenses before reductions	.94% A	.97%	.94%	.97%	.96%	.84%
Expenses net of fee waivers, if any	.94% A	.97%	.94%	.97%	.96%	.84%
Expenses net of all reductions	.94% A	.96%	.93%	.96%	.94%	.82%
Net investment income (loss)	.48% A	.15%	(.08)%	(.25)%	(.32)%	.15%
Supplemental Data
Net assets, end of period (in millions)	$ 23,628	$ 21,090	$ 36,955	$ 30,120	$ 26,826	$ 24,169
Portfolio turnover rate F	70% A	55%	49%	54%	50%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.18 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.29	$ 80.34
Income from Investment Operations
Net investment income (loss) D	.17	.11
Net realized and unrealized gain (loss)	7.54	(33.16)
Total from investment operations	7.71	(33.05)
Distributions from net investment income	(.18)	-
Net asset value, end of period	$ 54.82	$ 47.29
Total Return B, C	16.35%	(41.14)%
Ratios to Average Net Assets E, H
Expenses before reductions	.70% A	.81% A
Expenses net of fee waivers, if any	.70% A	.81% A
Expenses net of all reductions	.70% A	.81% A
Net investment income (loss)	.72% A	.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,746	$ 1,305
Portfolio turnover rate F	70% A	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Growth Company and Class K to eligible shareholders of Growth Company. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 15, 2009, the Board of Trustees of Fidelity Growth Company Fund approved the creation of an additional class of shares. The Fund commenced sale of shares of Class F on June 26, 2009.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,320,203
Unrealized depreciation	(5,490,037)
Net unrealized appreciation (depreciation)	$ (1,169,834)
Cost for federal income tax purposes	$ 28,035,183

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $8,544,783 and $8,135,614, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Growth Company as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Growth Company	31,686.30
Class K	662.06
	$ 32,348

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $114 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 32,670.42%		$ 3

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $70 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $6,879.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Growth Company's operating expenses. During the period, this reimbursement reduced the class expenses by $3.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $72 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Growth Company	$ 34,735	$ -
Class K	4,895	-
Total	$ 39,630	$ -
From net realized gain
Growth Company	$ -	$ 263,208

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008 A	Six months ended May 31, 2009	Year ended November 30, 2008 A
Growth Company
Shares sold	42,922	115,512	$ 2,076,656	$ 8,124,611
Conversion to Class K	(18,007)	(27,440)	(852,707)	(1,475,177)
Reinvestment of distributions	723	3,159	34,309	260,282
Shares redeemed	(41,008)	(86,290)	(1,942,215)	(5,987,868)
Net increase (decrease)	(15,370)	4,941	$ (683,957)	$ 921,848
Class K
Shares sold	7,525	935	$ 401,129	$ 49,007
Conversion from Growth Company	18,685	27,422	852,707	1,475,177
Reinvestment of distributions	103	-	4,895	-
Shares redeemed	(3,815)	(770)	(181,952)	(39,155)
Net increase (decrease)	22,498	27,587	$ 1,076,779	$ 1,485,029

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, New York

GCF-K-USAN-0709
1.863216.100

Fidelity®

Growth Strategies

Fund

(formerly Fidelity Aggressive Growth Fund)

Semiannual Report

May 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Growth Strategies	.89%
Actual		$ 1,000.00	$ 1,173.10	$ 4.82
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.48
Class K	.63%
Actual		$ 1,000.00	$ 1,175.30	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.79	$ 3.18

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
AMAG Pharmaceuticals, Inc.	3.4	3.7
Juniper Networks, Inc.	2.2	2.0
IHS, Inc. Class A	2.1	1.1
Starbucks Corp.	2.1	0.0
IntercontinentalExchange, Inc.	2.1	0.0
Broadcom Corp. Class A	2.0	0.0
St. Jude Medical, Inc.	2.0	2.5
Heckmann Corp.	1.8	2.1
Coach, Inc.	1.6	0.0
Starwood Hotels & Resorts Worldwide, Inc.	1.5	0.0
	20.8
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.0	22.2
Consumer Discretionary	17.5	16.4
Industrials	17.4	9.9
Health Care	17.0	34.0
Energy	8.6	1.7
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 98.0%		Stocks 97.6%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 2.4%
* Foreign investments	18.1%	** Foreign investments	7.3%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 1.0%
Johnson Controls, Inc.	926,700	$ 18,469
Hotels, Restaurants & Leisure - 5.6%
Royal Caribbean Cruises Ltd.	1,219,300	18,363
Starbucks Corp. (a)	2,537,048	36,508
Starwood Hotels & Resorts Worldwide, Inc.	1,121,900	27,453
Wendy's/Arby's Group, Inc.	4,151,200	17,435
		99,759
Household Durables - 2.0%
Black & Decker Corp.	502,400	16,112
Mohawk Industries, Inc. (a)	523,002	20,015
		36,127
Internet & Catalog Retail - 1.0%
Amazon.com, Inc.	219,500	17,119
Multiline Retail - 1.0%
Kohl's Corp. (a)	400,000	16,988
Specialty Retail - 2.9%
Abercrombie & Fitch Co. Class A	611,108	18,400
Urban Outfitters, Inc. (a)	975,600	19,922
Zumiez, Inc. (a)(e)	1,507,826	13,450
		51,772
Textiles, Apparel & Luxury Goods - 4.0%
Coach, Inc.	1,073,100	28,190
Hanesbrands, Inc. (a)	1,167,900	19,738
Polo Ralph Lauren Corp. Class A	419,425	22,573
		70,501
TOTAL CONSUMER DISCRETIONARY		310,735
CONSUMER STAPLES - 2.9%
Beverages - 1.8%
Heckmann Corp. (a)(d)(e)	7,781,500	31,904
Food Products - 1.1%
Bunge Ltd.	297,600	18,829
TOTAL CONSUMER STAPLES		50,733
ENERGY - 8.6%
Energy Equipment & Services - 6.0%
Dril-Quip, Inc. (a)	443,900	18,342
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Helmerich & Payne, Inc.	533,100	$ 18,643
Noble Corp.	522,400	17,955
Smith International, Inc.	498,500	14,551
Transocean Ltd. (a)	229,300	18,225
Weatherford International Ltd. (a)	902,500	18,682
		106,398
Oil, Gas & Consumable Fuels - 2.6%
Continental Resources, Inc. (a)(d)	365,800	10,831
Denbury Resources, Inc. (a)	987,437	16,974
Marathon Oil Corp.	560,900	17,881
		45,686
TOTAL ENERGY		152,084
FINANCIALS - 7.5%
Capital Markets - 2.5%
Greenhill & Co., Inc. (d)	226,090	16,618
Morgan Stanley	897,900	27,224
		43,842
Commercial Banks - 1.4%
BB&T Corp.	390,300	8,751
Regions Financial Corp.	1,885,500	7,900
SunTrust Banks, Inc.	614,700	8,096
		24,747
Diversified Financial Services - 3.1%
BM&F BOVESPA SA	3,180,100	18,239
IntercontinentalExchange, Inc. (a)	336,022	36,220
		54,459
Real Estate Management & Development - 0.5%
China Overseas Land & Investment Ltd.	4,312,000	9,232
TOTAL FINANCIALS		132,280
HEALTH CARE - 17.0%
Biotechnology - 3.3%
Alnylam Pharmaceuticals, Inc. (a)(d)	331,641	6,752
Dendreon Corp. (a)(d)	839,100	19,022
Isis Pharmaceuticals, Inc. (a)	645,083	8,902
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
RXi Pharmaceuticals Corp. (a)(e)	1,094,782	$ 5,737
Vertex Pharmaceuticals, Inc. (a)	624,310	18,611
		59,024
Health Care Equipment & Supplies - 7.5%
ArthroCare Corp. (a)(e)	2,658,403	25,919
Cyberonics, Inc. (a)(e)	1,429,347	20,711
Edwards Lifesciences Corp. (a)	284,851	18,185
Masimo Corp. (a)	338,853	8,112
NuVasive, Inc. (a)(d)	439,219	15,865
St. Jude Medical, Inc. (a)	899,611	35,103
Wright Medical Group, Inc. (a)	634,067	9,891
		133,786
Life Sciences Tools & Services - 5.0%
AMAG Pharmaceuticals, Inc. (a)(e)	1,164,389	61,246
Illumina, Inc. (a)	468,072	17,183
QIAGEN NV (a)	562,862	9,906
		88,335
Pharmaceuticals - 1.2%
Allergan, Inc.	391,528	17,278
Cadence Pharmaceuticals, Inc. (a)	390,300	4,137
		21,415
TOTAL HEALTH CARE		302,560
INDUSTRIALS - 17.4%
Aerospace & Defense - 1.4%
Precision Castparts Corp.	292,700	24,168
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	463,400	23,550
Expeditors International of Washington, Inc.	551,200	18,085
		41,635
Construction & Engineering - 1.0%
Quanta Services, Inc. (a)	757,400	17,276
Electrical Equipment - 4.1%
Cooper Industries Ltd. Class A	487,800	16,010
First Solar, Inc. (a)	142,900	27,151
Ocean Power Technologies, Inc. (a)(d)(e)	1,007,757	7,336
Rockwell Automation, Inc.	751,200	23,054
		73,551
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 4.7%
AGCO Corp. (a)	682,800	$ 19,706
Cummins, Inc.	536,600	17,402
Energy Recovery, Inc. (d)	1,051,138	8,388
Navistar International Corp. (a)	483,600	19,252
Toro Co. (d)	577,000	17,772
		82,520
Marine - 0.8%
Ultrapetrol (Bahamas) Ltd. (a)(e)	2,953,982	14,238
Professional Services - 2.1%
IHS, Inc. Class A (a)	779,541	37,418
Road & Rail - 1.0%
Knight Transportation, Inc.	1,024,300	18,171
TOTAL INDUSTRIALS		308,977
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 2.6%
Infinera Corp. (a)	777,545	6,656
Juniper Networks, Inc. (a)	1,570,800	38,846
		45,502
Electronic Equipment & Components - 1.1%
BYD Co. Ltd. (H Shares) (a)	4,893,500	19,720
Internet Software & Services - 4.4%
Baidu.com, Inc. sponsored ADR (a)	70,200	18,529
Equinix, Inc. (a)	259,137	19,280
NetEase.com, Inc. sponsored ADR (a)(d)	585,300	20,240
Tencent Holdings Ltd.	1,750,000	19,655
		77,704
Semiconductors & Semiconductor Equipment - 7.1%
ASML Holding NV (NY Shares)	902,400	18,680
Broadcom Corp. Class A (a)	1,402,500	35,736
Marvell Technology Group Ltd. (a)	2,249,635	25,713
MEMC Electronic Materials, Inc. (a)	1,329,479	25,646
National Semiconductor Corp.	1,463,200	20,309
		126,084
Software - 5.8%
Activision Blizzard, Inc. (a)	1,658,400	20,033
ANSYS, Inc. (a)	634,009	18,932
Autonomy Corp. PLC (a)	803,705	20,138
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
BMC Software, Inc. (a)	725,500	$ 24,740
Electronic Arts, Inc. (a)	878,000	20,185
		104,028
TOTAL INFORMATION TECHNOLOGY		373,038
MATERIALS - 5.1%
Chemicals - 3.9%
Intrepid Potash, Inc. (a)	556,200	18,132
Rockwood Holdings, Inc. (a)	939,178	14,013
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	486,000	17,671
Terra Industries, Inc.	720,131	20,012
		69,828
Metals & Mining - 1.2%
Freeport-McMoRan Copper & Gold, Inc. Class B	390,200	21,239
TOTAL MATERIALS		91,067
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	3,292,824	16,958
TOTAL COMMON STOCKS (Cost $1,809,229)		1,738,432
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.53% (b)	24,037,453	24,037
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	69,053,705	69,054
TOTAL MONEY MARKET FUNDS (Cost $93,091)		93,091
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,902,320)		1,831,523
NET OTHER ASSETS - (3.2)%		(56,729)
NET ASSETS - 100%		$ 1,774,794
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 78
Fidelity Securities Lending Cash Central Fund	946
Total	$ 1,024
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMAG Pharmaceuticals, Inc.	$ 57,260	$ -	$ 25,770	$ -	$ 61,246
ArthroCare Corp.	34,772	-	-	-	25,919
athenahealth, Inc.	45,484	2,795	55,757	-	-
Cavium Networks, Inc.	26,841	-	24,855	-	-
Cyberonics, Inc.	37,258	3,556	21,833	-	20,711
Heckmann Corp.	32,320	12,035	-	-	31,904
Ocean Power Technologies, Inc.	6,107	-	-	-	7,336
Omniture, Inc.	54,410	11,244	67,584	-	-
RXi Pharmaceuticals Corp.	3,299	-	34	-	5,737
TranS1, Inc.	14,770	-	11,678	-	-
Ultrapetrol (Bahamas) Ltd.	11,786	-	-	-	14,238
Zumiez, Inc.	-	17,394	-	-	13,450
Total	$ 324,307	$ 47,024	$ 207,511	$ -	$ 180,541
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,831,523	$ 1,762,778	$ 68,745	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.9%
China	4.4%
Bermuda	3.5%
Switzerland	3.1%
Netherlands	1.7%
United Kingdom	1.1%
Liberia	1.0%
Brazil	1.0%
Chile	1.0%
Others (individually less than 1%)	1.3%
100.0%
Income Tax Information

At November 30, 2008, the fund had a capital loss carryforward of approximately $11,913,283,000 of which $5,871,680,000, $3,237,199,000, $1,890,281,000 and $914,123,000 will expire on November 30, 2009, 2010, 2011 and 2016, respectively.

The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $89,484,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $68,532) - See accompanying schedule: Unaffiliated issuers (cost $1,419,950)	$ 1,557,891
Fidelity Central Funds (cost $93,091)	93,091
Other affiliated issuers (cost $389,279)	180,541
Total Investments (cost $1,902,320)		$ 1,831,523
Cash		1
Foreign currency held at value (cost $47)		47
Receivable for investments sold		100,893
Receivable for fund shares sold		1,495
Dividends receivable		1,502
Distributions receivable from Fidelity Central Funds		64
Prepaid expenses		12
Other receivables		143
Total assets		1,935,680

Liabilities
Payable for investments purchased	$ 88,138
Payable for fund shares redeemed	2,280
Accrued management fee	772
Other affiliated payables	495
Other payables and accrued expenses	147
Collateral on securities loaned, at value	69,054
Total liabilities		160,886

Net Assets		$ 1,774,794
Net Assets consist of:
Paid in capital		$ 14,094,208
Accumulated net investment loss		(2,014)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,246,578)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(70,822)
Net Assets		$ 1,774,794

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Growth Strategies: Net Asset Value, offering price and redemption price per share ($1,684,354 ÷ 127,628 shares)	$ 13.20

Class K: Net Asset Value, offering price and redemption price per share ($90,440 ÷ 6,854 shares)	$ 13.20

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 4,603
Interest		1
Income from Fidelity Central Funds (including $946 from security lending)		1,024
Total income		5,628

Expenses
Management fee Basic fee	$ 4,798
Performance adjustment	(807)
Transfer agent fees	2,387
Accounting and security lending fees	268
Custodian fees and expenses	40
Independent trustees' compensation	6
Registration fees	36
Audit	31
Legal	16
Interest	1
Miscellaneous	20
Total expenses before reductions	6,796
Expense reductions	(80)	6,716
Net investment income (loss)		(1,088)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(86,553)
Other affiliated issuers	(99,326)
Foreign currency transactions	(143)
Total net realized gain (loss)		(186,022)
Change in net unrealized appreciation (depreciation) on: Investment securities	447,308
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		447,307
Net gain (loss)		261,285
Net increase (decrease) in net assets resulting from operations		$ 260,197

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,088)	$ 3,149
Net realized gain (loss)	(186,022)	(1,036,366)
Change in net unrealized appreciation (depreciation)	447,307	(639,367)
Net increase (decrease) in net assets resulting from operations	260,197	(1,672,584)
Distributions to shareholders from net investment income	(3,960)	-
Share transactions - net increase (decrease)	(22,926)	(385,211)
Redemption fees	73	321
Total increase (decrease) in net assets	233,384	(2,057,474)

Net Assets
Beginning of period	1,541,410	3,598,884
End of period (including accumulated net investment loss of $2,014 and undistributed net investment income of $3,034, respectively)	$ 1,774,794	$ 1,541,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Strategies

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 22.75	$ 19.68	$ 17.48	$ 15.95	$ 14.65
Income from Investment Operations
Net investment income (loss) D	(.01)	.02 G	(.07) H	- I,L	(.02) J	(.05)
Net realized and unrealized gain (loss)	1.96	(11.49)	3.15	2.20	1.55	1.35
Total from investment operations	1.95	(11.47)	3.08	2.20	1.53	1.30
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	-	-	(.01)	-	-	-
Total distributions	(.03)	-	(.01)	-	-	-
Redemption fees added to paid in capital D,L	-	-	-	-	-	-
Net asset value, end of period	$ 13.20	$ 11.28	$ 22.75	$ 19.68	$ 17.48	$ 15.95
Total Return B,C	17.31%	(50.42)%	15.66%	12.59%	9.59%	8.87%
Ratios to Average Net Assets E,K
Expenses before reductions	.89% A	.83%	.79%	.77%	.79%	.83%
Expenses net of fee waivers, if any	.89% A	.83%	.79%	.77%	.79%	.83%
Expenses net of all reductions	.87% A	.81%	.78%	.75%	.70%	.78%
Net investment income (loss)	(.15)% A	.11% G	(.35)% H	(.02)% I	(.12)% J	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,684	$ 1,489	$ 3,599	$ 3,858	$ 4,334	$ 4,971
Portfolio turnover rate F	347% A	268%	154%	155%	192%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (0.41)%. I Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (0.27)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (0.18)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 20.20
Income from Investment Operations
Net investment income (loss) D	.01	.05 G
Net realized and unrealized gain (loss)	1.96	(8.96)
Total from investment operations	1.97	(8.91)
Distributions from net investment income	(.06)	-
Redemption fees added to paid in capital D,J	-	-
Net asset value, end of period	$ 13.20	$ 11.29
Total Return B,C	17.53%	(44.11)%
Ratios to Average Net Assets E,I
Expenses before reductions	.63% A	.59% A
Expenses net of fee waivers, if any	.63% A	.59% A
Expenses net of all reductions	.62% A	.57% A
Net investment income (loss)	.10% A	.67% A,G
Supplemental Data
Net assets, end of period (in millions)	$ 90	$ 53
Portfolio turnover rate F	347% A	268%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .53%. H For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Strategies Fund (the Fund) (formerly Fidelity Aggressive Growth Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Growth Strategies and Class K to eligible shareholders of Growth Strategies. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 202,929
Unrealized depreciation	(303,077)
Net unrealized appreciation (depreciation)	$ (100,148)
Cost for federal income tax purposes	$ 1,931,671

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,681,288 and $2,708,885, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Growth Strategies, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Growth Strategies	$ 2,365.32
Class K	22.06
	$ 2,387

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $56 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,457.44%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Growth Strategies' operating expenses. During the period, this reimbursement reduced the class' expenses by $1.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $79 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Growth Strategies	$ 3,679	$ -
Class K	281	-
Total	$ 3,960	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008 A	Six months ended May 31, 2009	Year ended November 30, 2008 A
Growth Strategies
Shares sold	10,384	15,175	$ 120,890	$ 278,138
Conversion to Class K	(794)	(4,654)	(9,462)	(71,186)
Reinvestment of distributions	318	-	3,621	-
Shares redeemed	(14,309)	(36,661)	(163,108)	(663,872)
Net increase (decrease)	(4,401)	(26,140)	$ (48,059)	$ (456,920)
Class K
Shares sold	1,875	256	$ 21,182	$ 3,671
Conversion from Growth Strategies	796	4,651	9,462	71,186
Reinvestment of distributions	25	-	281	-
Shares redeemed	(505)	(244)	(5,792)	(3,148)
Net increase (decrease)	2,191	4,663	$ 25,133	$ 71,709

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and
Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FEG-USAN-0709
1.786808.106

Fidelity®

Growth Strategies

Fund -
Class K

(formerly Fidelity Aggressive Growth Fund)

Semiannual Report

May 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Growth Strategies	.89%
Actual		$ 1,000.00	$ 1,173.10	$ 4.82
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.48
Class K	.63%
Actual		$ 1,000.00	$ 1,175.30	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.79	$ 3.18

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
AMAG Pharmaceuticals, Inc.	3.4	3.7
Juniper Networks, Inc.	2.2	2.0
IHS, Inc. Class A	2.1	1.1
Starbucks Corp.	2.1	0.0
IntercontinentalExchange, Inc.	2.1	0.0
Broadcom Corp. Class A	2.0	0.0
St. Jude Medical, Inc.	2.0	2.5
Heckmann Corp.	1.8	2.1
Coach, Inc.	1.6	0.0
Starwood Hotels & Resorts Worldwide, Inc.	1.5	0.0
	20.8
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.0	22.2
Consumer Discretionary	17.5	16.4
Industrials	17.4	9.9
Health Care	17.0	34.0
Energy	8.6	1.7
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 98.0%		Stocks 97.6%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 2.4%
* Foreign investments	18.1%	** Foreign investments	7.3%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 1.0%
Johnson Controls, Inc.	926,700	$ 18,469
Hotels, Restaurants & Leisure - 5.6%
Royal Caribbean Cruises Ltd.	1,219,300	18,363
Starbucks Corp. (a)	2,537,048	36,508
Starwood Hotels & Resorts Worldwide, Inc.	1,121,900	27,453
Wendy's/Arby's Group, Inc.	4,151,200	17,435
		99,759
Household Durables - 2.0%
Black & Decker Corp.	502,400	16,112
Mohawk Industries, Inc. (a)	523,002	20,015
		36,127
Internet & Catalog Retail - 1.0%
Amazon.com, Inc.	219,500	17,119
Multiline Retail - 1.0%
Kohl's Corp. (a)	400,000	16,988
Specialty Retail - 2.9%
Abercrombie & Fitch Co. Class A	611,108	18,400
Urban Outfitters, Inc. (a)	975,600	19,922
Zumiez, Inc. (a)(e)	1,507,826	13,450
		51,772
Textiles, Apparel & Luxury Goods - 4.0%
Coach, Inc.	1,073,100	28,190
Hanesbrands, Inc. (a)	1,167,900	19,738
Polo Ralph Lauren Corp. Class A	419,425	22,573
		70,501
TOTAL CONSUMER DISCRETIONARY		310,735
CONSUMER STAPLES - 2.9%
Beverages - 1.8%
Heckmann Corp. (a)(d)(e)	7,781,500	31,904
Food Products - 1.1%
Bunge Ltd.	297,600	18,829
TOTAL CONSUMER STAPLES		50,733
ENERGY - 8.6%
Energy Equipment & Services - 6.0%
Dril-Quip, Inc. (a)	443,900	18,342
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Helmerich & Payne, Inc.	533,100	$ 18,643
Noble Corp.	522,400	17,955
Smith International, Inc.	498,500	14,551
Transocean Ltd. (a)	229,300	18,225
Weatherford International Ltd. (a)	902,500	18,682
		106,398
Oil, Gas & Consumable Fuels - 2.6%
Continental Resources, Inc. (a)(d)	365,800	10,831
Denbury Resources, Inc. (a)	987,437	16,974
Marathon Oil Corp.	560,900	17,881
		45,686
TOTAL ENERGY		152,084
FINANCIALS - 7.5%
Capital Markets - 2.5%
Greenhill & Co., Inc. (d)	226,090	16,618
Morgan Stanley	897,900	27,224
		43,842
Commercial Banks - 1.4%
BB&T Corp.	390,300	8,751
Regions Financial Corp.	1,885,500	7,900
SunTrust Banks, Inc.	614,700	8,096
		24,747
Diversified Financial Services - 3.1%
BM&F BOVESPA SA	3,180,100	18,239
IntercontinentalExchange, Inc. (a)	336,022	36,220
		54,459
Real Estate Management & Development - 0.5%
China Overseas Land & Investment Ltd.	4,312,000	9,232
TOTAL FINANCIALS		132,280
HEALTH CARE - 17.0%
Biotechnology - 3.3%
Alnylam Pharmaceuticals, Inc. (a)(d)	331,641	6,752
Dendreon Corp. (a)(d)	839,100	19,022
Isis Pharmaceuticals, Inc. (a)	645,083	8,902
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
RXi Pharmaceuticals Corp. (a)(e)	1,094,782	$ 5,737
Vertex Pharmaceuticals, Inc. (a)	624,310	18,611
		59,024
Health Care Equipment & Supplies - 7.5%
ArthroCare Corp. (a)(e)	2,658,403	25,919
Cyberonics, Inc. (a)(e)	1,429,347	20,711
Edwards Lifesciences Corp. (a)	284,851	18,185
Masimo Corp. (a)	338,853	8,112
NuVasive, Inc. (a)(d)	439,219	15,865
St. Jude Medical, Inc. (a)	899,611	35,103
Wright Medical Group, Inc. (a)	634,067	9,891
		133,786
Life Sciences Tools & Services - 5.0%
AMAG Pharmaceuticals, Inc. (a)(e)	1,164,389	61,246
Illumina, Inc. (a)	468,072	17,183
QIAGEN NV (a)	562,862	9,906
		88,335
Pharmaceuticals - 1.2%
Allergan, Inc.	391,528	17,278
Cadence Pharmaceuticals, Inc. (a)	390,300	4,137
		21,415
TOTAL HEALTH CARE		302,560
INDUSTRIALS - 17.4%
Aerospace & Defense - 1.4%
Precision Castparts Corp.	292,700	24,168
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	463,400	23,550
Expeditors International of Washington, Inc.	551,200	18,085
		41,635
Construction & Engineering - 1.0%
Quanta Services, Inc. (a)	757,400	17,276
Electrical Equipment - 4.1%
Cooper Industries Ltd. Class A	487,800	16,010
First Solar, Inc. (a)	142,900	27,151
Ocean Power Technologies, Inc. (a)(d)(e)	1,007,757	7,336
Rockwell Automation, Inc.	751,200	23,054
		73,551
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 4.7%
AGCO Corp. (a)	682,800	$ 19,706
Cummins, Inc.	536,600	17,402
Energy Recovery, Inc. (d)	1,051,138	8,388
Navistar International Corp. (a)	483,600	19,252
Toro Co. (d)	577,000	17,772
		82,520
Marine - 0.8%
Ultrapetrol (Bahamas) Ltd. (a)(e)	2,953,982	14,238
Professional Services - 2.1%
IHS, Inc. Class A (a)	779,541	37,418
Road & Rail - 1.0%
Knight Transportation, Inc.	1,024,300	18,171
TOTAL INDUSTRIALS		308,977
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 2.6%
Infinera Corp. (a)	777,545	6,656
Juniper Networks, Inc. (a)	1,570,800	38,846
		45,502
Electronic Equipment & Components - 1.1%
BYD Co. Ltd. (H Shares) (a)	4,893,500	19,720
Internet Software & Services - 4.4%
Baidu.com, Inc. sponsored ADR (a)	70,200	18,529
Equinix, Inc. (a)	259,137	19,280
NetEase.com, Inc. sponsored ADR (a)(d)	585,300	20,240
Tencent Holdings Ltd.	1,750,000	19,655
		77,704
Semiconductors & Semiconductor Equipment - 7.1%
ASML Holding NV (NY Shares)	902,400	18,680
Broadcom Corp. Class A (a)	1,402,500	35,736
Marvell Technology Group Ltd. (a)	2,249,635	25,713
MEMC Electronic Materials, Inc. (a)	1,329,479	25,646
National Semiconductor Corp.	1,463,200	20,309
		126,084
Software - 5.8%
Activision Blizzard, Inc. (a)	1,658,400	20,033
ANSYS, Inc. (a)	634,009	18,932
Autonomy Corp. PLC (a)	803,705	20,138
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
BMC Software, Inc. (a)	725,500	$ 24,740
Electronic Arts, Inc. (a)	878,000	20,185
		104,028
TOTAL INFORMATION TECHNOLOGY		373,038
MATERIALS - 5.1%
Chemicals - 3.9%
Intrepid Potash, Inc. (a)	556,200	18,132
Rockwood Holdings, Inc. (a)	939,178	14,013
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	486,000	17,671
Terra Industries, Inc.	720,131	20,012
		69,828
Metals & Mining - 1.2%
Freeport-McMoRan Copper & Gold, Inc. Class B	390,200	21,239
TOTAL MATERIALS		91,067
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	3,292,824	16,958
TOTAL COMMON STOCKS (Cost $1,809,229)		1,738,432
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.53% (b)	24,037,453	24,037
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	69,053,705	69,054
TOTAL MONEY MARKET FUNDS (Cost $93,091)		93,091
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,902,320)		1,831,523
NET OTHER ASSETS - (3.2)%		(56,729)
NET ASSETS - 100%		$ 1,774,794
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 78
Fidelity Securities Lending Cash Central Fund	946
Total	$ 1,024
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMAG Pharmaceuticals, Inc.	$ 57,260	$ -	$ 25,770	$ -	$ 61,246
ArthroCare Corp.	34,772	-	-	-	25,919
athenahealth, Inc.	45,484	2,795	55,757	-	-
Cavium Networks, Inc.	26,841	-	24,855	-	-
Cyberonics, Inc.	37,258	3,556	21,833	-	20,711
Heckmann Corp.	32,320	12,035	-	-	31,904
Ocean Power Technologies, Inc.	6,107	-	-	-	7,336
Omniture, Inc.	54,410	11,244	67,584	-	-
RXi Pharmaceuticals Corp.	3,299	-	34	-	5,737
TranS1, Inc.	14,770	-	11,678	-	-
Ultrapetrol (Bahamas) Ltd.	11,786	-	-	-	14,238
Zumiez, Inc.	-	17,394	-	-	13,450
Total	$ 324,307	$ 47,024	$ 207,511	$ -	$ 180,541
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,831,523	$ 1,762,778	$ 68,745	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.9%
China	4.4%
Bermuda	3.5%
Switzerland	3.1%
Netherlands	1.7%
United Kingdom	1.1%
Liberia	1.0%
Brazil	1.0%
Chile	1.0%
Others (individually less than 1%)	1.3%
100.0%
Income Tax Information

At November 30, 2008, the fund had a capital loss carryforward of approximately $11,913,283,000 of which $5,871,680,000, $3,237,199,000, $1,890,281,000 and $914,123,000 will expire on November 30, 2009, 2010, 2011 and 2016, respectively.

The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $89,484,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $68,532) - See accompanying schedule: Unaffiliated issuers (cost $1,419,950)	$ 1,557,891
Fidelity Central Funds (cost $93,091)	93,091
Other affiliated issuers (cost $389,279)	180,541
Total Investments (cost $1,902,320)		$ 1,831,523
Cash		1
Foreign currency held at value (cost $47)		47
Receivable for investments sold		100,893
Receivable for fund shares sold		1,495
Dividends receivable		1,502
Distributions receivable from Fidelity Central Funds		64
Prepaid expenses		12
Other receivables		143
Total assets		1,935,680

Liabilities
Payable for investments purchased	$ 88,138
Payable for fund shares redeemed	2,280
Accrued management fee	772
Other affiliated payables	495
Other payables and accrued expenses	147
Collateral on securities loaned, at value	69,054
Total liabilities		160,886

Net Assets		$ 1,774,794
Net Assets consist of:
Paid in capital		$ 14,094,208
Accumulated net investment loss		(2,014)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,246,578)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(70,822)
Net Assets		$ 1,774,794

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Growth Strategies: Net Asset Value, offering price and redemption price per share ($1,684,354 ÷ 127,628 shares)	$ 13.20

Class K: Net Asset Value, offering price and redemption price per share ($90,440 ÷ 6,854 shares)	$ 13.20

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 4,603
Interest		1
Income from Fidelity Central Funds (including $946 from security lending)		1,024
Total income		5,628

Expenses
Management fee Basic fee	$ 4,798
Performance adjustment	(807)
Transfer agent fees	2,387
Accounting and security lending fees	268
Custodian fees and expenses	40
Independent trustees' compensation	6
Registration fees	36
Audit	31
Legal	16
Interest	1
Miscellaneous	20
Total expenses before reductions	6,796
Expense reductions	(80)	6,716
Net investment income (loss)		(1,088)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(86,553)
Other affiliated issuers	(99,326)
Foreign currency transactions	(143)
Total net realized gain (loss)		(186,022)
Change in net unrealized appreciation (depreciation) on: Investment securities	447,308
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		447,307
Net gain (loss)		261,285
Net increase (decrease) in net assets resulting from operations		$ 260,197

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,088)	$ 3,149
Net realized gain (loss)	(186,022)	(1,036,366)
Change in net unrealized appreciation (depreciation)	447,307	(639,367)
Net increase (decrease) in net assets resulting from operations	260,197	(1,672,584)
Distributions to shareholders from net investment income	(3,960)	-
Share transactions - net increase (decrease)	(22,926)	(385,211)
Redemption fees	73	321
Total increase (decrease) in net assets	233,384	(2,057,474)

Net Assets
Beginning of period	1,541,410	3,598,884
End of period (including accumulated net investment loss of $2,014 and undistributed net investment income of $3,034, respectively)	$ 1,774,794	$ 1,541,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Strategies

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 22.75	$ 19.68	$ 17.48	$ 15.95	$ 14.65
Income from Investment Operations
Net investment income (loss) D	(.01)	.02 G	(.07) H	- I,L	(.02) J	(.05)
Net realized and unrealized gain (loss)	1.96	(11.49)	3.15	2.20	1.55	1.35
Total from investment operations	1.95	(11.47)	3.08	2.20	1.53	1.30
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	-	-	(.01)	-	-	-
Total distributions	(.03)	-	(.01)	-	-	-
Redemption fees added to paid in capital D,L	-	-	-	-	-	-
Net asset value, end of period	$ 13.20	$ 11.28	$ 22.75	$ 19.68	$ 17.48	$ 15.95
Total Return B,C	17.31%	(50.42)%	15.66%	12.59%	9.59%	8.87%
Ratios to Average Net Assets E,K
Expenses before reductions	.89% A	.83%	.79%	.77%	.79%	.83%
Expenses net of fee waivers, if any	.89% A	.83%	.79%	.77%	.79%	.83%
Expenses net of all reductions	.87% A	.81%	.78%	.75%	.70%	.78%
Net investment income (loss)	(.15)% A	.11% G	(.35)% H	(.02)% I	(.12)% J	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,684	$ 1,489	$ 3,599	$ 3,858	$ 4,334	$ 4,971
Portfolio turnover rate F	347% A	268%	154%	155%	192%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (0.41)%. I Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (0.27)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (0.18)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 20.20
Income from Investment Operations
Net investment income (loss) D	.01	.05 G
Net realized and unrealized gain (loss)	1.96	(8.96)
Total from investment operations	1.97	(8.91)
Distributions from net investment income	(.06)	-
Redemption fees added to paid in capital D,J	-	-
Net asset value, end of period	$ 13.20	$ 11.29
Total Return B,C	17.53%	(44.11)%
Ratios to Average Net Assets E,I
Expenses before reductions	.63% A	.59% A
Expenses net of fee waivers, if any	.63% A	.59% A
Expenses net of all reductions	.62% A	.57% A
Net investment income (loss)	.10% A	.67% A,G
Supplemental Data
Net assets, end of period (in millions)	$ 90	$ 53
Portfolio turnover rate F	347% A	268%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .53%. H For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Strategies Fund (the Fund) (formerly Fidelity Aggressive Growth Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Growth Strategies and Class K to eligible shareholders of Growth Strategies. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 202,929
Unrealized depreciation	(303,077)
Net unrealized appreciation (depreciation)	$ (100,148)
Cost for federal income tax purposes	$ 1,931,671

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,681,288 and $2,708,885, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Growth Strategies, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Growth Strategies	$ 2,365.32
Class K	22.06
	$ 2,387

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $56 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,457.44%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Growth Strategies' operating expenses. During the period, this reimbursement reduced the class' expenses by $1.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $79 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Growth Strategies	$ 3,679	$ -
Class K	281	-
Total	$ 3,960	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008 A	Six months ended May 31, 2009	Year ended November 30, 2008 A
Growth Strategies
Shares sold	10,384	15,175	$ 120,890	$ 278,138
Conversion to Class K	(794)	(4,654)	(9,462)	(71,186)
Reinvestment of distributions	318	-	3,621	-
Shares redeemed	(14,309)	(36,661)	(163,108)	(663,872)
Net increase (decrease)	(4,401)	(26,140)	$ (48,059)	$ (456,920)
Class K
Shares sold	1,875	256	$ 21,182	$ 3,671
Conversion from Growth Strategies	796	4,651	9,462	71,186
Reinvestment of distributions	25	-	281	-
Shares redeemed	(505)	(244)	(5,792)	(3,148)
Net increase (decrease)	2,191	4,663	$ 25,133	$ 71,709

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

FEG-K-USAN-0709
1.863030.100

Fidelity®

New Millennium Fund®

Semiannual Report

May 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Actual	.97%	$ 1,000.00	$ 1,163.10	$ 5.23
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.09	$ 4.89

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.1	0.0
JPMorgan Chase & Co.	2.0	1.5
Green Mountain Coffee Roasters, Inc.	1.9	2.7
Wal-Mart Stores, Inc.	1.9	1.4
Li & Fung Ltd.	1.9	1.4
CME Group, Inc.	1.7	1.6
Wells Fargo & Co.	1.7	1.5
Bank of America Corp.	1.6	0.0
Pfizer, Inc.	1.5	0.0
Cisco Systems, Inc.	1.4	1.5
	17.7
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.5	13.8
Financials	17.8	13.9
Consumer Discretionary	13.7	11.2
Industrials	13.6	13.6
Health Care	12.8	14.8
Asset Allocation (% of fund's net assets)
As of May 31, 2009*		As of November 30, 2008**
	Stocks 98.6%		Stocks 95.4%
	Convertible Securities 0.5%		Convertible Securities 1.0%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 3.6%
* Foreign investments	21.8%	** Foreign investments	16.2%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.0%
BorgWarner, Inc.	105,700	$ 3,409
Gentex Corp.	311,200	3,669
Johnson Controls, Inc.	315,500	6,288
		13,366
Automobiles - 0.3%
Toyota Motor Corp. sponsored ADR	46,900	3,759
Distributors - 1.9%
Li & Fung Ltd.	9,105,600	24,685
Diversified Consumer Services - 0.3%
Regis Corp.	75,000	1,315
Sotheby's Class A (ltd. vtg.) (d)	250,000	2,650
		3,965
Hotels, Restaurants & Leisure - 1.7%
Burger King Holdings, Inc.	114,200	1,891
Greene King PLC	300,000	2,135
McDonald's Corp.	122,200	7,209
Punch Taverns PLC	700,000	1,668
Royal Caribbean Cruises Ltd.	175,000	2,636
Starwood Hotels & Resorts Worldwide, Inc.	150,000	3,671
Wendy's/Arby's Group, Inc.	738,500	3,102
		22,312
Household Durables - 1.0%
Newell Rubbermaid, Inc.	397,200	4,572
Toll Brothers, Inc. (a)	285,700	5,308
Whirlpool Corp.	66,100	2,785
		12,665
Internet & Catalog Retail - 1.3%
Amazon.com, Inc.	81,600	6,364
Expedia, Inc. (a)	368,500	6,379
Priceline.com, Inc. (a)(d)	31,500	3,468
		16,211
Leisure Equipment & Products - 0.7%
Brunswick Corp.	764,542	3,532
Hasbro, Inc.	110,700	2,813
Pool Corp. (d)	172,300	3,003
		9,348
Media - 1.5%
Central European Media Enterprises Ltd. Class A (a)	257,300	4,817
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications, Inc. (a)	197,300	$ 4,429
DreamWorks Animation SKG, Inc. Class A (a)	29,495	822
The DIRECTV Group, Inc. (a)	243,600	5,481
Viacom, Inc. Class B (non-vtg.) (a)	187,100	4,148
		19,697
Multiline Retail - 0.7%
Target Corp.	242,900	9,546
Specialty Retail - 2.7%
Home Depot, Inc.	348,300	8,067
Lowe's Companies, Inc.	526,900	10,016
MarineMax, Inc. (a)	465,202	1,377
Ross Stores, Inc.	80,400	3,148
Sally Beauty Holdings, Inc. (a)	362,800	2,580
Staples, Inc.	150,000	3,068
TJX Companies, Inc.	116,700	3,444
Urban Outfitters, Inc. (a)	196,600	4,015
		35,715
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc. (a)	113,400	2,682
Hanesbrands, Inc. (a)	200,000	3,380
Ports Design Ltd.	865,100	1,714
		7,776
TOTAL CONSUMER DISCRETIONARY		179,045
CONSUMER STAPLES - 6.9%
Beverages - 0.5%
Heckmann Corp. (a)	500,000	2,050
Molson Coors Brewing Co. Class B	95,100	4,183
		6,233
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	101,800	4,939
Diedrich Coffee, Inc. (a)(d)	207,200	3,514
United Natural Foods, Inc. (a)	267,200	6,073
Wal-Mart Stores, Inc.	500,000	24,870
		39,396
Food Products - 2.9%
Archer Daniels Midland Co.	100,000	2,752
Bunge Ltd.	47,800	3,024
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Green Mountain Coffee Roasters, Inc. (a)(d)	300,517	$ 25,084
Hain Celestial Group, Inc. (a)	216,100	3,710
Ralcorp Holdings, Inc. (a)	46,200	2,646
		37,216
Household Products - 0.3%
Energizer Holdings, Inc. (a)	86,900	4,541
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	150,000	2,177
TOTAL CONSUMER STAPLES		89,563
ENERGY - 5.1%
Energy Equipment & Services - 0.2%
Weatherford International Ltd. (a)	150,000	3,105
Oil, Gas & Consumable Fuels - 4.9%
Chesapeake Energy Corp.	117,500	2,663
Continental Resources, Inc. (a)(d)	100,000	2,961
Denbury Resources, Inc. (a)	341,900	5,877
El Paso Corp.	369,300	3,601
Foundation Coal Holdings, Inc.	100,000	2,935
Lukoil Oil Co. sponsored ADR	50,000	2,638
Marathon Oil Corp.	407,400	12,988
Occidental Petroleum Corp.	251,000	16,845
Quicksilver Resources, Inc. (a)	250,000	2,813
Range Resources Corp.	73,400	3,362
SouthGobi Energy Resources Ltd. (a)	207,300	2,184
Southwestern Energy Co. (a)	104,200	4,530
		63,397
TOTAL ENERGY		66,502
FINANCIALS - 17.5%
Capital Markets - 2.5%
Charles Schwab Corp.	214,400	3,773
Credit Suisse Group sponsored ADR	63,800	2,860
Deutsche Bank AG (NY Shares)	47,600	3,218
Goldman Sachs Group, Inc.	37,400	5,407
Legg Mason, Inc.	120,400	2,321
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	347,000	$ 10,521
T. Rowe Price Group, Inc.	108,000	4,382
		32,482
Commercial Banks - 4.1%
BOK Financial Corp. (d)	58,100	2,357
Boston Private Financial Holdings, Inc.	94,376	470
City Holding Co.	80,700	2,561
First Horizon National Corp.	75,000	911
HSBC Holdings PLC sponsored ADR	86,000	3,910
Industrial & Commercial Bank of China Ltd.	6,404,000	4,082
PNC Financial Services Group, Inc.	192,400	8,764
Standard Chartered PLC (United Kingdom)	245,900	5,033
UMB Financial Corp.	54,200	2,175
Webster Financial Corp. (d)	100,000	746
Wells Fargo & Co.	857,200	21,859
		52,868
Consumer Finance - 0.6%
American Express Co.	235,900	5,862
Capital One Financial Corp.	100,000	2,444
		8,306
Diversified Financial Services - 6.8%
Bank of America Corp.	1,812,200	20,423
Climate Exchange PLC (a)(d)	200,800	2,077
CME Group, Inc.	70,673	22,731
Hong Kong Exchange & Clearing Ltd.	337,900	5,280
IntercontinentalExchange, Inc. (a)	70,500	7,599
JPMorgan Chase & Co.	714,700	26,372
KKR Financial Holdings LLC	1,278,000	1,598
PHH Corp. (a)	166,000	2,556
		88,636
Insurance - 2.5%
ACE Ltd.	127,300	5,600
Arch Capital Group Ltd. (a)	53,600	3,050
Everest Re Group Ltd.	46,200	3,198
Hartford Financial Services Group, Inc.	150,000	2,151
IPC Holdings Ltd.	144,200	3,583
MetLife, Inc.	100,000	3,150
PartnerRe Ltd.	41,100	2,682
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
RenaissanceRe Holdings Ltd.	100,000	$ 4,577
The Chubb Corp.	132,500	5,254
		33,245
Real Estate Investment Trusts - 0.1%
ProLogis Trust	168,800	1,433
Thrifts & Mortgage Finance - 0.9%
Bank Mutual Corp.	268,400	2,434
MGIC Investment Corp. (d)	1,361,400	5,936
Radian Group, Inc.	997,600	2,823
		11,193
TOTAL FINANCIALS		228,163
HEALTH CARE - 12.8%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	99,600	3,635
Alnylam Pharmaceuticals, Inc. (a)(d)	152,500	3,105
Biogen Idec, Inc. (a)	110,000	5,697
CSL Ltd.	99,594	2,352
Dendreon Corp. (a)	100,000	2,267
Genomic Health, Inc. (a)	177,100	3,436
GTx, Inc. (a)(d)	193,768	1,666
Isis Pharmaceuticals, Inc. (a)	178,400	2,462
Myriad Genetics, Inc. (a)	124,400	4,498
RXi Pharmaceuticals Corp. (a)	571,217	2,993
		32,111
Health Care Equipment & Supplies - 2.1%
Align Technology, Inc. (a)	200,000	2,366
Gen-Probe, Inc. (a)	47,500	2,025
HeartWare International, Inc. unit (a)	12,625,725	9,399
Hologic, Inc. (a)	184,704	2,340
Meridian Bioscience, Inc.	211,295	4,038
Quidel Corp. (a)	146,700	1,867
St. Jude Medical, Inc. (a)	100,000	3,902
ThermoGenesis Corp. (a)(e)	3,357,812	1,780
		27,717
Health Care Providers & Services - 2.3%
Brookdale Senior Living, Inc.	300,000	3,477
Capital Senior Living Corp. (a)	611,000	2,707
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Dialysis Corp. of America (a)	59,678	$ 275
Emeritus Corp. (a)	175,208	2,518
Express Scripts, Inc. (a)	61,700	3,952
Genoptix, Inc. (a)	75,000	2,181
Henry Schein, Inc. (a)	81,200	3,698
Humana, Inc. (a)	100,700	3,155
LHC Group, Inc. (a)	172,033	3,969
Medco Health Solutions, Inc. (a)	76,900	3,529
		29,461
Life Sciences Tools & Services - 1.6%
AMAG Pharmaceuticals, Inc. (a)	69,100	3,635
Bruker BioSciences Corp. (a)	425,000	2,775
Illumina, Inc. (a)	100,200	3,678
Life Technologies Corp. (a)	70,400	2,730
QIAGEN NV (a)	316,700	5,574
Techne Corp.	52,000	3,134
		21,526
Pharmaceuticals - 4.3%
Cadence Pharmaceuticals, Inc. (a)(d)	388,000	4,113
Cardiome Pharma Corp. (a)	300,000	1,236
Merck & Co., Inc.	641,500	17,693
Optimer Pharmaceuticals, Inc. (a)	125,000	1,551
Pfizer, Inc.	1,300,000	19,747
Roche Holding AG (participation certificate)	28,462	3,898
Teva Pharmaceutical Industries Ltd. sponsored ADR	55,000	2,550
ViroPharma, Inc. (a)	425,600	2,958
Vivus, Inc. (a)	288,600	1,492
XenoPort, Inc. (a)	72,300	1,252
		56,490
TOTAL HEALTH CARE		167,305
INDUSTRIALS - 13.6%
Aerospace & Defense - 0.9%
Northrop Grumman Corp.	75,000	3,572
Raytheon Co.	127,600	5,697
Stanley, Inc. (a)	99,200	2,588
		11,857
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	92,300	$ 4,691
Dynamex, Inc. (a)	175,000	2,716
Forward Air Corp.	182,700	3,895
Hub Group, Inc. Class A (a)	194,616	3,846
UTI Worldwide, Inc.	268,000	3,513
		18,661
Building Products - 0.4%
Masco Corp.	358,900	3,718
USG Corp. (a)	147,000	1,764
		5,482
Commercial Services & Supplies - 1.5%
Casella Waste Systems, Inc. Class A (a)	874,800	2,187
Clean Harbors, Inc. (a)	176,300	9,612
Fuel Tech, Inc. (a)(d)	124,487	1,215
Healthcare Services Group, Inc.	171,700	3,001
Tetra Tech, Inc. (a)	131,700	3,381
		19,396
Electrical Equipment - 5.8%
Ener1, Inc. (a)(d)	364,900	2,445
Evergreen Solar, Inc. (a)(d)	782,059	1,455
First Solar, Inc. (a)	86,700	16,473
Gintech Energy Corp.	1,332,000	2,800
JA Solar Holdings Co. Ltd. ADR (a)(d)	1,724,600	7,295
Motech Industries, Inc.	1,853,000	7,439
Q-Cells SE (a)(d)	308,500	7,805
Regal-Beloit Corp.	100,000	3,951
Renewable Energy Corp. AS (a)(d)	1,163,500	12,750
Saft Groupe SA	72,900	3,047
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	621,400	10,154
		75,614
Industrial Conglomerates - 0.5%
3M Co.	103,700	5,921
Machinery - 1.3%
Blount International, Inc. (a)	360,200	3,022
Briggs & Stratton Corp.	225,000	3,420
Cummins, Inc.	236,100	7,657
PACCAR, Inc.	100,000	2,985
		17,084
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 1.1%
Corporate Executive Board Co.	176,000	$ 3,061
Equifax, Inc.	126,600	3,446
Monster Worldwide, Inc. (a)	399,300	4,664
Robert Half International, Inc.	165,500	3,540
		14,711
Road & Rail - 0.3%
Landstar System, Inc.	91,300	3,469
Trading Companies & Distributors - 0.3%
Rush Enterprises, Inc. Class A (a)	140,000	1,634
W.W. Grainger, Inc.	33,600	2,649
		4,283
TOTAL INDUSTRIALS		176,478
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 5.7%
Adtran, Inc.	184,100	3,826
Ciena Corp. (a)	260,100	2,861
Cisco Systems, Inc. (a)	1,005,200	18,596
Corning, Inc.	624,100	9,174
F5 Networks, Inc. (a)	98,000	3,112
Juniper Networks, Inc. (a)	361,000	8,928
Nice Systems Ltd. sponsored ADR (a)	176,000	4,041
QUALCOMM, Inc.	356,600	15,544
Riverbed Technology, Inc. (a)	125,000	2,511
Starent Networks Corp. (a)	150,000	3,170
Tellabs, Inc. (a)	350,000	1,943
		73,706
Computers & Peripherals - 3.0%
Apple, Inc. (a)	201,100	27,301
International Business Machines Corp.	90,100	9,576
NetApp, Inc. (a)	133,100	2,595
		39,472
Electronic Equipment & Components - 1.7%
Acacia Research Corp. - Acacia Technologies (a)	612,800	3,389
Arrow Electronics, Inc. (a)	125,000	3,024
BYD Co. Ltd. (H Shares) (a)	1,162,000	4,683
China Security & Surveillance Technology, Inc. (a)(d)	250,000	1,753
Everlight Electronics Co. Ltd.	932,077	2,498
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Itron, Inc. (a)	68,900	$ 4,020
Universal Display Corp. (a)(d)	280,700	2,467
		21,834
Internet Software & Services - 1.6%
AsiaInfo Holdings, Inc. (a)	100,000	2,096
eBay, Inc. (a)	225,100	3,966
Equinix, Inc. (a)	50,900	3,787
Open Text Corp. (a)	73,900	2,613
Sohu.com, Inc. (a)	30,000	1,894
Terremark Worldwide, Inc. (a)	779,900	3,923
VistaPrint Ltd. (a)	66,907	2,562
		20,841
IT Services - 0.7%
Hewitt Associates, Inc. Class A (a)	75,000	2,175
ManTech International Corp. Class A (a)	50,000	1,918
NCI, Inc. Class A (a)	63,700	1,603
Visa, Inc.	47,000	3,182
		8,878
Semiconductors & Semiconductor Equipment - 4.1%
Applied Materials, Inc.	434,300	4,890
ARM Holdings PLC sponsored ADR	729,200	3,836
ASML Holding NV (NY Shares)	189,166	3,916
Epistar Corp.	969,317	2,913
Globe Specialty Metals, Inc. (Reg. S) (a)	150,000	756
Infineon Technologies AG (a)	1,176,400	3,706
Lam Research Corp. (a)	78,700	2,061
MEMC Electronic Materials, Inc. (a)	742,900	14,331
National Semiconductor Corp.	287,700	3,993
Richtek Technology Corp.	563,255	3,965
Taiwan Semiconductor Manufacturing Co. Ltd.	2,932,000	5,417
Tessera Technologies, Inc. (a)	150,000	3,530
		53,314
Software - 4.3%
Adobe Systems, Inc. (a)	322,000	9,074
Autonomy Corp. PLC (a)	565,800	14,177
BMC Software, Inc. (a)	48,600	1,657
Citrix Systems, Inc. (a)	97,500	3,062
CommVault Systems, Inc. (a)	100,000	1,235
Microsoft Corp.	600,000	12,534
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	274,700	$ 3,406
Quality Systems, Inc.	47,200	2,357
Salesforce.com, Inc. (a)	156,800	5,951
VMware, Inc. Class A (a)	100,000	3,104
		56,557
TOTAL INFORMATION TECHNOLOGY		274,602
MATERIALS - 5.1%
Chemicals - 0.8%
Calgon Carbon Corp. (a)	153,300	1,768
Cytec Industries, Inc.	100,000	2,148
E.I. du Pont de Nemours & Co.	105,200	2,995
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	72,200	2,625
Zoltek Companies, Inc. (a)(d)	117,800	1,166
		10,702
Containers & Packaging - 0.4%
Greif, Inc. Class A	53,700	2,595
Rock-Tenn Co. Class A	64,800	2,487
		5,082
Metals & Mining - 3.6%
Agnico-Eagle Mines Ltd. (Canada)	103,600	6,404
ArcelorMittal SA (NY Shares) Class A	128,800	4,274
Barrick Gold Corp.	80,600	3,054
Freeport-McMoRan Copper & Gold, Inc. Class B	113,200	6,161
Goldcorp, Inc.	86,500	3,419
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	489,700	5,925
Ivanhoe Mines Ltd. (a)	481,800	2,604
Lihir Gold Ltd. (a)	1,489,129	3,867
Newcrest Mining Ltd.	121,610	3,229
Newmont Mining Corp.	134,800	6,588
Searchlight Minerals Corp. (a)(d)	488,161	1,162
Timminco Ltd. (a)(d)	376,800	518
		47,205
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	100,200	3,365
TOTAL MATERIALS		66,354
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.9%
China Unicom (Hong Kong) Ltd. sponsored ADR	257,000	$ 3,174
Iliad Group SA	25,000	2,794
tw telecom, inc. (a)	429,800	5,097
		11,065
Wireless Telecommunication Services - 0.8%
Bharti Airtel Ltd. (a)	210,000	3,690
MTN Group Ltd.	200,000	2,900
Sprint Nextel Corp. (a)	863,500	4,447
		11,037
TOTAL TELECOMMUNICATION SERVICES		22,102
UTILITIES - 0.9%
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	661,900	6,612
EDP Renovaveis SA	200,000	2,128
		8,740
Multi-Utilities - 0.2%
YTL Corp. Bhd	1,236,400	2,361
TOTAL UTILITIES		11,101
TOTAL COMMON STOCKS (Cost $1,257,172)		1,281,215
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.5%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Ning, Inc. Series D 8.00% (a)(f)	419,580	1,649
INFORMATION TECHNOLOGY - 0.4%
Software - 0.4%
Trion World Network, Inc. 8.00% (a)(f)	910,747	5,001
TOTAL CONVERTIBLE PREFERRED STOCKS		6,650
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Commercial Banks - 0.2%
Royal Bank of Scotland Group PLC Series S, 6.60%	327,700	$ 3,395
TOTAL PREFERRED STOCKS (Cost $11,627)		10,045
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.53% (b)	6,677,043	6,677
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	56,971,819	56,972
TOTAL MONEY MARKET FUNDS (Cost $63,649)		63,649
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $1,332,448)		1,354,909
NET OTHER ASSETS - (4.0)%		(52,700)
NET ASSETS - 100%		$ 1,302,209
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,650,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 3,000
Trion World Network, Inc. 8.00%	8/22/08	$ 5,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 131
Fidelity Securities Lending Cash Central Fund	1,839
Total	$ 1,970
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ThermoGenesis Corp.	$ 1,310	$ -	$ -	$ -	$ 1,780
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,354,909	$ 1,195,911	$ 152,348	$ 6,650
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 6,650
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 6,650

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.2%
United Kingdom	2.8%
Hong Kong	2.6%
Bermuda	2.3%
Taiwan	1.9%
Canada	1.7%
Cayman Islands	1.3%
Germany	1.2%
Switzerland	1.1%
Norway	1.0%
Others (individually less than 1%)	5.9%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $147,972,000 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $73,834,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $55,912) - See accompanying schedule: Unaffiliated issuers (cost $1,257,355)	$ 1,289,480
Fidelity Central Funds (cost $63,649)	63,649
Other affiliated issuers (cost $11,444)	1,780
Total Investments (cost $1,332,448)		$ 1,354,909
Receivable for investments sold		16,261
Receivable for fund shares sold		986
Dividends receivable		1,820
Distributions receivable from Fidelity Central Funds		247
Prepaid expenses		9
Other receivables		21
Total assets		1,374,253

Liabilities
Payable for investments purchased	$ 13,289
Payable for fund shares redeemed	519
Accrued management fee	801
Other affiliated payables	287
Other payables and accrued expenses	176
Collateral on securities loaned, at value	56,972
Total liabilities		72,044

Net Assets		$ 1,302,209
Net Assets consist of:
Paid in capital		$ 1,677,149
Undistributed net investment income		4,163
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(401,428)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,325
Net Assets, for 65,934 shares outstanding		$ 1,302,209
Net Asset Value, offering price and redemption price per share ($1,302,209 ÷ 65,934 shares)		$ 19.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 8,334
Interest		25
Income from Fidelity Central Funds (including $1,839 from security lending)		1,970
Total income		10,329

Expenses
Management fee Basic fee	$ 3,466
Performance adjustment	187
Transfer agent fees	1,470
Accounting and security lending fees	206
Custodian fees and expenses	30
Independent trustees' compensation	4
Registration fees	20
Audit	37
Legal	3
Miscellaneous	14
Total expenses before reductions	5,437
Expense reductions	(34)	5,403
Net investment income (loss)		4,926
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(174,843)
Foreign currency transactions	41
Total net realized gain (loss)		(174,802)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $137)	348,650
Assets and liabilities in foreign currencies	15
Total change in net unrealized appreciation (depreciation)		348,665
Net gain (loss)		173,863
Net increase (decrease) in net assets resulting from operations		$ 178,789

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,926	$ 5,823
Net realized gain (loss)	(174,802)	(218,763)
Change in net unrealized appreciation (depreciation)	348,665	(701,875)
Net increase (decrease) in net assets resulting from operations	178,789	(914,815)
Distributions to shareholders from net investment income	(6,074)	(1,372)
Distributions to shareholders from net realized gain	(1,350)	(272,383)
Total distributions	(7,424)	(273,755)
Share transactions Proceeds from sales of shares	72,635	270,400
Reinvestment of distributions	6,996	257,045
Cost of shares redeemed	(115,881)	(446,918)
Net increase (decrease) in net assets resulting from share transactions	(36,250)	80,527
Total increase (decrease) in net assets	135,115	(1,108,043)

Net Assets
Beginning of period	1,167,094	2,275,137
End of period (including undistributed net investment income of $4,163 and undistributed net investment income of $5,506, respectively)	$ 1,302,209	$ 1,167,094
Other Information Shares
Sold	4,344	10,308
Issued in reinvestment of distributions	408	8,600
Redeemed	(7,100)	(18,485)
Net increase (decrease)	(2,348)	423

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31,

Years ended November 30,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 17.09	$ 33.53	$ 39.51	$ 34.11	$ 30.71	$ 30.27
Income from Investment Operations
Net investment income (loss) D	.07	.08	.03	(.03)	- I	(.05) G
Net realized and unrealized gain (loss)	2.70	(12.54)	4.78	5.43	3.40	.50
Total from investment operations	2.77	(12.46)	4.81	5.40	3.40	.45
Distributions from net investment income	(.09)	(.02)	-	-	-	(.01)
Distributions from net realized gain	(.02)	(3.96)	(10.79)	-	-	-
Total distributions	(.11)	(3.98)	(10.79)	-	-	(.01)
Net asset value, end of period	$ 19.75	$ 17.09	$ 33.53	$ 39.51	$ 34.11	$ 30.71
Total Return B, C	16.31%	(42.23)%	16.29%	15.83%	11.07%	1.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.97% A	1.10%	.94%	.93%	.86%	.96%
Expenses net of fee waivers, if any	.97% A	1.10%	.94%	.93%	.86%	.96%
Expenses net of all reductions	.96% A	1.09%	.93%	.91%	.80%	.92%
Net investment income (loss)	.88% A	.31%	.10%	(.07)%	(.01)%	(.18)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,302	$ 1,167	$ 2,275	$ 2,455	$ 3,411	$ 3,550
Portfolio turnover rate F	148% A	92%	87%	147%	120%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds , including other Fidelity Central Funds, are valued at their closing net asset value each

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies(PFIC), deferred trustees compensation, partnerships, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 204,636
Unrealized depreciation	(198,208)
Net unrealized appreciation (depreciation)	$ 6,428
Cost for federal income tax purposes	$ 1,348,481

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $828,784 and $835,465, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .26% of average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $43 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $34 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

NMF-USAN-0709
1.786815.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 23, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 23, 2009